As filed with the U.S. Securities and Exchange Commission on May 12, 2017

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 19	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 21

(Check appropriate box or boxes)

Legg Mason ETF Investment Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor, New York, New York	10018
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

COPY TO:

Robert I. Frenkel	Dianne E. O’Donnell, Esq.
Legg Mason ETF Investment Trust	Willkie Farr & Gallagher LLP
100 First Stamford Place	787 7th Avenue
Stamford, Connecticut 06902	New York, New York 10019
(Name and Address of Agent for Service)

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion, May 12, 2017

Prospectus     [            ], 2017

LEGG MASON SOLUTION SERIES

ETFs

LEGG MASON CAPITAL PRESERVATION SOLUTION ETF

NASDAQ (Ticker Symbol): LMCP

LEGG MASON INCOME SOLUTION ETF

NASDAQ (Ticker Symbol): LMIS

LEGG MASON CONSERVATIVE GROWTH SOLUTION ETF

NASDAQ (Ticker Symbol): LMCG

LEGG MASON MODERATE GROWTH SOLUTION ETF

NASDAQ (Ticker Symbol): LMOD

LEGG MASON HIGH GROWTH SOLUTION ETF

NASDAQ (Ticker Symbol): LMHG

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Legg Mason Solution Series ETFs

Legg Mason Capital Preservation Solution ETF

Investment objectives

Legg Mason Capital Preservation Solution ETF (the “fund”) seeks capital preservation and income.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table. The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. LMPFA will also pay all subadvisory fees of the fund.

Shareholder fees
(fees paid directly from your investment)
None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.40
Distribution and/or service (12b-1) fees	0.00
Other expenses[1]	None
Acquired fund fees and expenses	0.28
Total annual fund operating expenses	0.68
Fees waived[2]	(0.21)
Total annual fund operating expenses after fee waivers	0.47

[1]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]

The manager has agreed to waive fees in an amount of at least 0.21% of the fund’s assets. This arrangement cannot be terminated prior to twelve months following the date of this Prospectus without the Board of Trustees’ consent.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares ($)
	1 year	3 years
Legg Mason Capital Preservation Solution ETF	48	197

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.

Legg Mason Capital Preservation Solution ETF	3

Principal investment strategies

The fund seeks capital preservation and income. In doing so, the fund seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed exchange-traded fund (commonly referred to as an “ETF”) that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS Investors, LLC (“QS”), the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation. The fund can also employ Active Drawdown Management (defined below).

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, real estate investment trusts (“REITs”), listed infrastructure, preferred stock, and master limited partnership (“MLP”) units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Under normal market conditions, the fund will seek to invest:

•	Up to 60% of the portfolio’s assets in products managed by Legg Mason or its affiliates (as described in further detail below)

•	No more than 20% of the portfolio’s assets, directly or through underlying ETFs, in alternative investments

•	No more than 20% of the portfolio’s assets, directly or through underlying ETFs, in equity investments (excluding equity-related futures)

During a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the asset allocations described above. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers may first allocate to Legg Mason-affiliated products such as ETFs, provided that appropriate products are available. QS may, under certain conditions, also choose Legg Mason-affiliated managers to select individual securities to gain access to certain equity-based exposures or otherwise invest directly in securities. QS intends to rebalance the portfolio (at the next rebalance date) if allocations to products managed by Legg Mason or its affiliates are over 60% of the fund’s assets.

QS may from time to time make tactical increases or decreases that may go outside the fund’s stated equity, fixed income or alternatives ranges, as applicable. These tactical signals are based on a broad range of market and economic trends and quantitative factors.

To implement tactical asset allocation decisions, the portfolio managers may over- and/or under-weight asset classes by adjusting the mix of underlying ETFs, individual securities and/or exchange-traded and over-the-counter derivatives. The portfolio managers will evaluate trading efficiencies and other criteria when deciding which instrument(s) to utilize in portfolio implementation. The fund will also purchase derivatives, such as futures contracts, in connection with Active Drawdown Management as described in greater detail below.

The derivatives used by the fund and/or certain underlying ETFs may include exchange-traded and over-the-counter derivative transactions such as, but not limited to, futures; options; interest rate, total return and credit default swaps; and foreign currency futures and forwards.

As of the date of this Prospectus, the top three industry sectors represented by the fund’s underlying investments are expected to be [    ], [    ] and [    ], which will change over time.

4	Legg Mason Capital Preservation Solution ETF

Strategic Allocation

QS’ approach to strategic allocation incorporates the following principles:

•	Start with the long-term expectations of market returns.

•

Combine these with other factors that QS believes drive long-term risk and returns. These factors serve to adjust the long-term expectations with proprietary valuation metrics, growth assumptions and economic cycle indicators.

•	Rebalance the portfolio’s strategic allocation at least annually in order to update the long-term return forecasts and risk and correlation characteristics.

Dynamic Allocation

QS’ dynamic allocation program is deployed to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country to capture medium and long term opportunities in the markets. QS’ approach to dynamic allocation incorporates the following principles:

•	Evaluate the market environment using elements including credit conditions, the economic cycle and sentiment.

•	Generate tactical forecasts based on macro and market factors, with the importance of each factor dynamically adjusted to account for the current market environment.

•	Use these forecasts to shift the portfolio’s tactical allocations among asset classes incorporating the desired risk characteristics and other constraints.

Active Drawdown Management

QS may employ a systematic methodology designed to reduce the risk of extreme market drawdowns or downturns by seeking to forecast near-term portfolio volatility. This methodology, Active Drawdown Management, seeks to mitigate against large portfolio losses by lowering risk exposure during periods of extreme market volatility and re-allocating back into risks when QS believes it is beneficial to the fund.

With this approach, QS uses proprietary estimates of volatility and drawdown risk in order to determine if the fund should reduce the amount of risk it is taking. This de-risking can take several forms including selling risky positions, increasing a portfolio’s exposure to defensive instruments such as cash and short-term bonds, or using futures and options to accomplish a similar effect (including through the use of short sale transactions). If QS determines that de-risking is no longer appropriate, the fund will reverse this process.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund and the underlying ETFs in alphabetical order, not in order of importance. Because the fund invests primarily in underlying ETFs, rather than directly in securities or other instruments, the strategies and risks below are generally described by reference to the underlying ETFs. However, to the extent that the fund invests directly in securities and other instruments, the strategies and risks described below are also directly applicable to the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying ETFs. In addition, the fund may invest in certain underlying ETFs for which QS serves as an adviser. It is possible that a conflict of interest among the fund and the underlying ETFs could affect how the fund’s manager or QS fulfills its fiduciary duty to the fund and the underlying ETFs. For example, QS may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying ETFs or to those funds for which a subadviser serves as an adviser. However, the fund has adopted procedures in seeking to mitigate these concerns.

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS’ skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in risk management and in selecting the best mix of underlying ETFs. The value of your investment may decrease if QS’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

Legg Mason Capital Preservation Solution ETF	5

Principal risks cont’d

In implementing the risk management strategy, the fund will be subject to heightened allocation risk, as QS will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Alternative strategies risk. The underlying ETFs will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the funds to greater volatility and loss. The underlying ETFs may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. While an underlying ETF may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying ETF could lose money on both positions, if the underlying ETF’s adviser judges the market incorrectly. Furthermore, the fund may invest in underlying ETFs employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

Asset class risk. Securities or other assets in the fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Asset class variation risk. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income or alternative). However, under normal market conditions, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially over time.

Authorized Participant concentration risk. Only an Authorized Participant (as defined in the “Purchase and sale of fund shares” section of the fund’s Prospectus) may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business, elect not to transact with the fund, or are unable to proceed with creation and/or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, fund shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

Call risk. During periods of falling interest rates, an issuer of a callable bond held by an underlying ETF may “call” or repay the security before its stated maturity, and the underlying ETF may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the underlying ETF’s income, or in securities with greater risks or with other less favorable features.

Cash management risk. In implementing the risk management strategy, the fund may have significant exposure to short-term defensive instruments, which typically will include U.S. Treasury bills and cash. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments, it may not achieve high total returns.

Concentration risk. The fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the fund more than the market as a whole, to the extent that the fund’s investments are concentrated in the securities of a particular issuer or issuers, market, industry, group of industries, sector or asset class.

Conflicts of interest risk. The manager and subadviser will have potential conflicts of interests which could interfere with their management of the fund. For example, the manager and subadviser may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objectives and strategies of the fund but may have different fee structures than those of the fund, creating potential conflicts of interest in investment decisions regarding investments that may be appropriate for the fund and the manager’s or subadviser’s other clients. The manager and the subadviser may have incentives to invest in ETFs managed by them or their affiliates. In addition, the activities in which the manager or subadviser and their affiliates are involved may limit or preclude the flexibility that the fund may otherwise have to participate in certain investments or may place limits on purchases and redemptions of underlying ETFs.

Counterparty risk. The fund and an underlying ETF will be subject to credit risk with respect to the counterparties with which the fund and an underlying ETF enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the fund or an underlying ETF may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the fund and/or the underlying ETF. If the fund or underlying ETF holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Credit risk. If an issuer or guarantor of a security held by an underlying ETF or a counterparty to a financial contract with the underlying ETF defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be

6	Legg Mason Capital Preservation Solution ETF

disproportionately affected by a default, downgrade or perceived decline in creditworthiness. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadviser, Authorized Participants, the relevant listing exchange and/or the fund’s service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

De-risking strategy risk. In implementing the de-risking strategy, QS may sell shares the fund holds in underlying ETFs and other liquid securities or engage in short sale transactions involving futures contracts. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming underlying ETF holdings. The fund may incur additional trading costs while implementing the de-risking strategy, which may reduce the fund’s performance. There is no guarantee that the de-risking strategy will work, and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Derivatives risk. Using derivatives can increase underlying ETF losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the underlying ETF. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

ETF of ETFs risk. Investing in underlying ETFs will give the fund exposure to the securities in which the underlying ETFs invest (for index-based ETFs, securities comprising the indexes on which the ETFs are based) and will expose the fund to risks similar to those of investing directly in those securities. With respect to index-based underlying ETFs, the fund will generally gain or lose value on holdings of such an underlying ETF consistent with the performance of the index on which the underlying ETF is based. Like the fund, the shares of the underlying ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of the underlying ETFs. The fund will indirectly bear its proportionate share of the management fees and other expenses that are charged by the underlying ETFs in addition to the management fees and other expenses paid by the fund. Your cost of investing in the fund, as an ETF of ETFs, may be higher than the cost of investing in a fund that only invests directly in individual securities.

An underlying ETF may change its investment objectives or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying ETF at a time that is unfavorable to the fund. In addition, one underlying ETF may buy the same securities that another underlying ETF sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

As the fund’s allocations among the underlying ETFs change from time to time, or to the extent that the expense ratio of any underlying ETF changes, the weighted average operating expenses borne by the fund may increase or decrease.

ETFs risk. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at NAV, and therefore may trade at either a premium or discount to NAV.

Extension risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in an underlying ETF’s income and potentially in the value of the underlying ETF’s investments.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the fund’s investment in that issuer. Underlying ETFs are subject to greater levels of

Legg Mason Capital Preservation Solution ETF	7

Principal risks cont’d

credit risk to the extent they hold below investment grade debt securities, or “junk” bonds. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably.

Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Foreign investments and emerging market risk. The underlying ETFs’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying ETF may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying ETF’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that stocks may remain undervalued. An underlying ETF may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

High portfolio turnover risk. An underlying ETF may engage in active and frequent trading of its portfolio securities. High portfolio turnover (considered by the fund to mean higher than 100% annually) may result in increased transaction costs to an underlying ETF, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Income risk. The fund’s income may decline when interest rates fall. This decline can occur because an underlying ETF may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called; bonds in an underlying index are substituted; or the underlying ETF otherwise needs to purchase additional bonds.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying ETF may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an underlying ETF’s value may not rise as much as the value of funds that have a greater investment in companies with smaller market capitalizations.

Leveraging risk. The value of your investment may be more volatile if the underlying ETFs borrow or use derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the underlying ETF would otherwise have had. The underlying ETF may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of an underlying ETF’s assets.

Liquidity risk. Some assets held by an underlying ETF may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If an underlying ETF is forced to sell an illiquid asset to meet redemption requests or other cash needs, the ETF may be forced to sell at a loss.

Market events risk. In the past decade financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have

8	Legg Mason Capital Preservation Solution ETF

defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Market trading risk. The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Model risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy.

Non-diversification risk. The fund is classified as “non-diversified” (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund. The underlying ETFs may be classified as diversified or non-diversified under the 1940 Act.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund. Furthermore, the implementation of the fund’s investment strategies is subject to a number of constraints, which could also adversely affect the fund’s value or performance.

Prepayment risk. During periods of falling interest rates, an issuer of mortgages and other fixed-income securities may repay principal prior to the security’s maturity, which may cause an underlying ETF to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the underlying ETF’s income or return potential.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including borrowings and many types of derivatives, an underlying ETF may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of an underlying ETF’s assets, in some circumstances, may limit the flexibility of the underlying ETF’s adviser.

Short positions risk. Short positions involve leverage and there is no limit on the amount of loss on a security that is sold short. An underlying ETF may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the underlying ETF may be required to pay in connection with the short position. Shorting options or futures may have an imperfect correlation to the assets held by the underlying ETF and may not adequately protect against losses in or may result in greater losses for the underlying ETF’s portfolio.

Small and medium capitalization company risk. An underlying ETF will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited

Legg Mason Capital Preservation Solution ETF	9

Principal risks cont’d

product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying ETF’s adviser believes appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Trading issues risk. Trading in shares on NASDAQ may be halted in certain circumstances. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the fund will continue to be met.

U.S. Treasury obligations risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of an underlying ETF’s U.S. Treasury obligations to decline.

Valuation risk. The sales price that an underlying ETF could receive for any particular portfolio investment may differ from the underlying ETF’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in an underlying ETF’s portfolio may change on days or during time periods when shareholders will not be able to purchase or redeem shares of the underlying ETF. An underlying ETF’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information (“SAI”).

Performance

The fund has not yet operated for a full calendar year. Once the fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. The performance information will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of a broad measure of market performance.

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadviser: QS Investors, LLC (“QS”)

Portfolio managers: Adam J. Petryk, CFA, Thomas Picciochi, CAIA, and Ellen Tesler have been portfolio managers of the fund since its inception.

Purchase and sale of fund shares

The fund is an actively-managed ETF. Individual shares of the fund are listed on a national securities exchange and are redeemable only by Authorized Participants in Creation Unit aggregations. Most investors will buy and sell shares of the fund through a broker-dealer. The price of fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to market makers, large investors and institutions who have entered into agreements with the fund’s distributor (each, an “Authorized Participant”). The fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the fund specifies each day.

10	Legg Mason Capital Preservation Solution ETF

Tax information

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), LMPFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Legg Mason Capital Preservation Solution ETF	11

Legg Mason Income Solution ETF

Investment objectives

Legg Mason Income Solution ETF (the “fund”) seeks current income as the primary objective with capital appreciation as a secondary objective.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table. The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. LMPFA will also pay all subadvisory fees of the fund.

Shareholder fees
(fees paid directly from your investment)
None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.40
Distribution and/or service (12b-1) fees	0.00
Other expenses[1]	None
Acquired fund fees and expenses	0.28
Total annual fund operating expenses	0.68
Fees waived[2]	(0.21)
Total annual fund operating expenses after fee waivers	0.47

[1]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]

The manager has agreed to waive fees in an amount of at least 0.21% of the fund’s assets. This arrangement cannot be terminated prior to twelve months following the date of this Prospectus without the Board of Trustees’ consent.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares ($)
	1 year	3 years
Legg Mason Income Solution ETF	48	197

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.

12	Legg Mason Income Solution ETF

Principal investment strategies

The fund seeks total return that is predominantly comprised of current income (for example, interest payments from bonds and dividends from stocks) and, secondarily, seeks capital appreciation from its investments. In doing so, the fund seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed exchange-traded fund (commonly referred to as an “ETF”) that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS Investors, LLC (“QS”), the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation. The fund can also employ Active Drawdown Management (defined below).

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, real estate investment trusts (“REITs”), listed infrastructure, preferred stock, and master limited partnership (“MLP”) units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Under normal market conditions, the fund will seek to invest:

•	Up to 60% of the portfolio’s assets in products managed by Legg Mason or its affiliates (as described in further detail below)

•	No more than 40% of the portfolio’s assets, directly or through underlying ETFs, in equity investments (excluding equity-related futures) and alternative investments

During a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the asset allocations described above. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers may first allocate to Legg Mason-affiliated products such as ETFs, provided that appropriate products are available. QS may, under certain conditions, also choose Legg Mason-affiliated managers to select individual securities to gain access to certain equity-based exposures or otherwise invest directly in securities. QS intends to rebalance the portfolio (at the next rebalance date) if allocations to products managed by Legg Mason or its affiliates are over 60% of the fund’s assets.

QS may from time to time make tactical increases or decreases that may go outside the fund’s stated equity, fixed income or alternatives ranges, as applicable. These tactical signals are based on a broad range of market and economic trends and quantitative factors.

To implement tactical asset allocation decisions, the portfolio managers may over- and/or under-weight asset classes by adjusting the mix of underlying ETFs, individual securities and/or exchange-traded and over-the-counter derivatives. The portfolio managers will evaluate trading efficiencies and other criteria when deciding which instrument(s) to utilize in portfolio implementation. The fund will also purchase derivatives, such as futures contracts, in connection with Active Drawdown Management as described in greater detail below.

The derivatives used by the fund and/or certain underlying ETFs may include exchange-traded and over-the-counter derivative transactions such as, but not limited to, futures; options; interest rate, total return and credit default swaps; and foreign currency futures and forwards.

As of the date of this Prospectus, the top three industry sectors represented by the fund’s underlying investments are expected to be [    ], [    ] and [    ], which will change over time.

Legg Mason Income Solution ETF	13

Principal investment strategies cont’d

Strategic Allocation

QS’ approach to strategic allocation incorporates the following principles:

•	Start with the long-term expectations of market returns.

•

Combine these with other factors that QS believes drive long-term risk and returns. These factors serve to adjust the long-term expectations with proprietary valuation metrics, growth assumptions and economic cycle indicators.

•	Rebalance the portfolio’s strategic allocation at least annually in order to update the long-term return forecasts and risk and correlation characteristics.

Dynamic Allocation

QS’ dynamic allocation program is deployed to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country to capture medium and long term opportunities in the markets. QS’ approach to dynamic allocation incorporates the following principles:

•	Evaluate the market environment using elements including credit conditions, the economic cycle and sentiment.

•	Generate tactical forecasts based on macro and market factors, with the importance of each factor dynamically adjusted to account for the current market environment.

•	Use these forecasts to shift the portfolio’s tactical allocations among asset classes incorporating the desired risk characteristics and other constraints.

Active Drawdown Management

QS may employ a systematic methodology designed to reduce the risk of extreme market drawdowns or downturns by seeking to forecast near-term portfolio volatility. This methodology, Active Drawdown Management, seeks to mitigate against large portfolio losses by lowering risk exposure during periods of extreme market volatility and re-allocating back into risks when QS believes it is beneficial to the fund.

With this approach, QS uses proprietary estimates of volatility and drawdown risk in order to determine if the fund should reduce the amount of risk it is taking. This de-risking can take several forms including selling risky positions, increasing a portfolio’s exposure to defensive instruments such as cash and short-term bonds, or using futures and options to accomplish a similar effect (including through the use of short sale transactions). If QS determines that de-risking is no longer appropriate, the fund will reverse this process.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund and the underlying ETFs in alphabetical order, not in order of importance. Because the fund invests primarily in underlying ETFs, rather than directly in securities or other instruments, the strategies and risks below are generally described by reference to the underlying ETFs. However, to the extent that the fund invests directly in securities and other instruments, the strategies and risks described below are also directly applicable to the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying ETFs. In addition, the fund may invest in certain underlying ETFs for which QS serves as an adviser. It is possible that a conflict of interest among the fund and the underlying ETFs could affect how the fund’s manager or QS fulfills its fiduciary duty to the fund and the underlying ETFs. For example, QS may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying ETFs or to those funds for which a subadviser serves as an adviser. However, the fund has adopted procedures in seeking to mitigate these concerns.

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS’ skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in risk management and in selecting the best mix of underlying ETFs. The value of your investment may decrease if QS’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

In implementing the risk management strategy, the fund will be subject to heightened allocation risk, as QS will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

14	Legg Mason Income Solution ETF

Alternative strategies risk. The underlying ETFs will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the funds to greater volatility and loss. The underlying ETFs may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. While an underlying ETF may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying ETF could lose money on both positions, if the underlying ETF’s adviser judges the market incorrectly. Furthermore, the fund may invest in underlying ETFs employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

Asset class risk. Securities or other assets in the fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Asset class variation risk. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income or alternative). However, under normal market conditions, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially over time.

Authorized Participant concentration risk. Only an Authorized Participant (as defined in the “Purchase and sale of fund shares” section of the fund’s Prospectus) may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business, elect not to transact with the fund, or are unable to proceed with creation and/or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, fund shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

Call risk. During periods of falling interest rates, an issuer of a callable bond held by an underlying ETF may “call” or repay the security before its stated maturity, and the underlying ETF may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the underlying ETF’s income, or in securities with greater risks or with other less favorable features.

Cash management risk. In implementing the risk management strategy, the fund may have significant exposure to short-term defensive instruments, which typically will include U.S. Treasury bills and cash. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments, it may not achieve high total returns.

Concentration risk. The fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the fund more than the market as a whole, to the extent that the fund’s investments are concentrated in the securities of a particular issuer or issuers, market, industry, group of industries, sector or asset class.

Conflicts of interest risk. The manager and subadviser will have potential conflicts of interests which could interfere with their management of the fund. For example, the manager and subadviser may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objectives and strategies of the fund but may have different fee structures than those of the fund, creating potential conflicts of interest in investment decisions regarding investments that may be appropriate for the fund and the manager’s or subadviser’s other clients. The manager and the subadviser may have incentives to invest in ETFs managed by them or their affiliates. In addition, the activities in which the manager or subadviser and their affiliates are involved may limit or preclude the flexibility that the fund may otherwise have to participate in certain investments or may place limits on purchases and redemptions of underlying ETFs.

Counterparty risk. The fund and an underlying ETF will be subject to credit risk with respect to the counterparties with which the fund and an underlying ETF enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the fund or an underlying ETF may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the fund and/or the underlying ETF. If the fund or underlying ETF holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Credit risk. If an issuer or guarantor of a security held by an underlying ETF or a counterparty to a financial contract with the underlying ETF defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Legg Mason Income Solution ETF	15

Principal risks cont’d

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadviser, Authorized Participants, the relevant listing exchange and/or the fund’s service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

De-risking strategy risk. In implementing the de-risking strategy, QS may sell shares the fund holds in underlying ETFs and other liquid securities or engage in short sale transactions involving futures contracts. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming underlying ETF holdings. The fund may incur additional trading costs while implementing the de-risking strategy, which may reduce the fund’s performance. There is no guarantee that the de-risking strategy will work, and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Derivatives risk. Using derivatives can increase underlying ETF losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the underlying ETF. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Dividend-paying stock risk. There is no guarantee that the issuers of the stocks held by an underlying ETF will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. An underlying ETF’s emphasis on dividend-paying stocks could cause the underlying ETF, and thus the fund, to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

ETF of ETFs risk. Investing in underlying ETFs will give the fund exposure to the securities in which the underlying ETFs invest (for index-based ETFs, securities comprising the indexes on which the ETFs are based) and will expose the fund to risks similar to those of investing directly in those securities. With respect to index-based underlying ETFs, the fund will generally gain or lose value on holdings of such an underlying ETF consistent with the performance of the index on which the underlying ETF is based. Like the fund, the shares of the underlying ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of the underlying ETFs. The fund will indirectly bear its proportionate share of the management fees and other expenses that are charged by the underlying ETFs in addition to the management fees and other expenses paid by the fund. Your cost of investing in the fund, as an ETF of ETFs, may be higher than the cost of investing in a fund that only invests directly in individual securities.

An underlying ETF may change its investment objectives or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying ETF at a time that is unfavorable to the fund. In addition, one underlying ETF may buy the same securities that another underlying ETF sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

As the fund’s allocations among the underlying ETFs change from time to time, or to the extent that the expense ratio of any underlying ETF changes, the weighted average operating expenses borne by the fund may increase or decrease.

ETFs risk. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at NAV, and therefore may trade at either a premium or discount to NAV.

Extension risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in an underlying ETF’s income and potentially in the value of the underlying ETF’s investments.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception

16	Legg Mason Income Solution ETF

of an issuer’s creditworthiness may also affect the value of the fund’s investment in that issuer. Underlying ETFs are subject to greater levels of credit risk to the extent they hold below investment grade debt securities, or “junk” bonds. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably.

Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Foreign investments and emerging market risk. The underlying ETFs’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying ETF may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying ETF’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that stocks may remain undervalued. An underlying ETF may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

High portfolio turnover risk. An underlying ETF may engage in active and frequent trading of its portfolio securities. High portfolio turnover (considered by the fund to mean higher than 100% annually) may result in increased transaction costs to an underlying ETF, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Income risk. The fund’s income may decline when interest rates fall. This decline can occur because an underlying ETF may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called; bonds in an underlying index are substituted; or the underlying ETF otherwise needs to purchase additional bonds.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying ETF may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an underlying ETF’s value may not rise as much as the value of funds that have a greater investment in companies with smaller market capitalizations.

Leveraging risk. The value of your investment may be more volatile if the underlying ETFs borrow or use derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the underlying ETF would otherwise have had. The underlying ETF may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of an underlying ETF’s assets.

Liquidity risk. Some assets held by an underlying ETF may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when

Legg Mason Income Solution ETF	17

Principal risks cont’d

dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If an underlying ETF is forced to sell an illiquid asset to meet redemption requests or other cash needs, the ETF may be forced to sell at a loss.

Market events risk. In the past decade financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Market trading risk. The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

MLP risk. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the fund derives from direct and indirect investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the fund of distributions from the MLP, likely causing a reduction in the value of the fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. The fund may also invest in MLPs that operate in the asset management industry. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

Model risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy.

National closed market trading risk. Where the underlying securities held by an underlying ETF trade on foreign exchanges that are closed when the securities exchange on which the underlying ETF’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the underlying ETF’s quote from the closed foreign market), resulting in premiums or discounts to the underlying ETF’s NAV that may be greater than those experienced by other ETFs.

Non-diversification risk. The fund is classified as “non-diversified” (as such term is defined in the 1940 Act), which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund. The underlying ETFs may be classified as diversified or non-diversified under the 1940 Act.

Non-U.S. issuers risk. Securities issued by non-U.S. issuers have different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, uncertainties of transnational litigation,

18	Legg Mason Income Solution ETF

and potential restrictions of the flow of international capital, including the possible seizure or nationalization of the non-U.S. securities held by an underlying ETF. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Unfavorable political, economic or governmental developments in non-U.S. countries could affect the payment of principal and interest. Non-U.S. securities may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, the value of these securities may fluctuate due to changes in the exchange rate of the issuer’s local currency against the U.S. dollar.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund. Furthermore, the implementation of the fund’s investment strategies is subject to a number of constraints, which could also adversely affect the fund’s value or performance.

Preferred stock risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that an underlying ETF invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the fund’s investments to decline.

Prepayment risk. During periods of falling interest rates, an issuer of mortgages and other fixed-income securities may repay principal prior to the security’s maturity, which may cause an underlying ETF to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the underlying ETF’s income or return potential.

Real assets risk. Investments in real assets, directly or through an underlying ETF, such as REITs, MLPs and royalty trusts that operate in the real estate, natural resources and commodities sectors, involve a high degree of risk, including significant financial, operating, and competitive risks. Investments in REITs, MLPs and royalty trusts expose the fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss. Also, real asset investments involve exposure to business cycles, local economic conditions and other factors that may not be present with other types of investments. These risks may be increased for investments in real assets located outside the United States.

REITs risk. Investments in REITs expose a fund or an underlying ETF to risks similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. Investments in REITs are also affected by general economic conditions. An underlying ETF will indirectly bear its proportionate share of any management and other expenses that may be charged by the REITs in which it invests, in addition to the expenses paid by the underlying ETF. REITs may be leveraged, which increases risk.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including borrowings and many types of derivatives, an underlying ETF may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of an underlying ETF’s assets, in some circumstances, may limit the flexibility of the underlying ETF’s adviser.

Short positions risk. Short positions involve leverage and there is no limit on the amount of loss on a security that is sold short. An underlying ETF may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the underlying ETF may be required to pay in connection with the short position. Shorting options or futures may have an imperfect correlation to the assets held by the underlying ETF and may not adequately protect against losses in or may result in greater losses for the underlying ETF’s portfolio.

Small and medium capitalization company risk. An underlying ETF will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying ETF’s adviser believes appropriate and may offer greater potential for losses.

Legg Mason Income Solution ETF	19

Principal risks cont’d

Sovereign debt risk. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and an underlying ETF may be unable to enforce its rights against the issuers.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Trading issues risk. Trading in shares on NASDAQ may be halted in certain circumstances. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the fund will continue to be met.

U.S. Treasury obligations risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of an underlying ETF’s U.S. Treasury obligations to decline.

Valuation risk. The sales price that an underlying ETF could receive for any particular portfolio investment may differ from the underlying ETF’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in an underlying ETF’s portfolio may change on days or during time periods when shareholders will not be able to purchase or redeem shares of the underlying ETF. An underlying ETF’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Volatility risk. The value of the securities in an underlying ETF’s portfolio may fluctuate, sometimes rapidly and unpredictably. The value of a security may fluctuate due to factors affecting markets generally or particular industries. The value of a security may also be more volatile than the market as a whole. This volatility may affect the fund’s NAV. Securities in an underling ETF’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual underlying securities or sectors may increase the volatility of the fund.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information (“SAI”).

Performance

The fund has not yet operated for a full calendar year. Once the fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. The performance information will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of a broad measure of market performance.

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadviser: QS Investors, LLC (“QS”)

Portfolio managers: Adam J. Petryk, CFA, Thomas Picciochi, CAIA, and Ellen Tesler have been portfolio managers of the fund since its inception.

Purchase and sale of fund shares

The fund is an actively-managed ETF. Individual shares of the fund are listed on a national securities exchange and are redeemable only by Authorized Participants in Creation Unit aggregations. Most investors will buy and sell shares of the fund through a broker-dealer. The price of fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to market makers, large investors and institutions who have entered into agreements with the fund’s distributor (each, an “Authorized Participant”). The fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the fund specifies each day.

20	Legg Mason Income Solution ETF

Tax information

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), LMPFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information

Legg Mason Income Solution ETF	21

Legg Mason Conservative Growth Solution ETF

Investment objectives

Legg Mason Conservative Growth Solution ETF (the “fund”) seeks to balance capital appreciation and income over the long-term.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table. The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. LMPFA will also pay all subadvisory fees of the fund.

Shareholder fees
(fees paid directly from your investment)
None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.40
Distribution and/or service (12b-1) fees	0.00
Other expenses[1]	None
Acquired fund fees and expenses	0.32
Total annual fund operating expenses	0.72
Fees waived[2]	(0.21)
Total annual fund operating expenses after fee waivers	0.51

[1]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]

The manager has agreed to waive fees in an amount of at least 0.21% of the fund’s assets. This arrangement cannot be terminated prior to twelve months following the date of this Prospectus without the Board of Trustees’ consent.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares ($)
	1 year	3 years
Legg Mason Conservative Growth Solution ETF	52	209

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.

22	Legg Mason Conservative Growth Solution ETF

Principal investment strategies

The fund seeks to balance capital appreciation and income over the long-term. In doing so, the fund seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed exchange-traded fund (commonly referred to as an “ETF”) that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS Investors, LLC (“QS”), the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation. The fund can also employ Active Drawdown Management (defined below).

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, real estate investment trusts (“REITs”), listed infrastructure, preferred stock, and master limited partnership (“MLP”) units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Under normal market conditions, the fund will seek to invest up to 60% of the portfolio’s assets in products managed by Legg Mason or its affiliates (as described in further detail below).

The fund generally sets a long-term strategic asset allocation target where between 15% and 45% of its assets are invested directly or through underlying ETFs in equities and alternatives. However, during a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the target asset allocation. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers may first allocate to Legg Mason-affiliated products such as ETFs, provided that appropriate products are available. QS may, under certain conditions, also choose Legg Mason-affiliated managers to select individual securities to gain access to certain equity-based exposures or otherwise invest directly in securities. QS intends to rebalance the portfolio (at the next rebalance date) if allocations to products managed by Legg Mason or its affiliates are over 60% of the fund’s assets.

QS may from time to time make tactical increases or decreases that may go outside the fund’s stated equity, fixed income or alternatives ranges, as applicable. These tactical signals are based on a broad range of market and economic trends and quantitative factors.

To implement tactical asset allocation decisions, the portfolio managers may over- and/or under-weight asset classes by adjusting the mix of underlying ETFs, individual securities and/or exchange-traded and over-the-counter derivatives. The portfolio managers will evaluate trading efficiencies and other criteria when deciding which instrument(s) to utilize in portfolio implementation. The fund will also purchase derivatives, such as futures contracts, in connection with Active Drawdown Management as described in greater detail below.

The derivatives used by the fund and/or certain underlying ETFs may include exchange-traded and over-the-counter derivative transactions such as, but not limited to, futures; options; interest rate, total return and credit default swaps; and foreign currency futures and forwards.

As of the date of this Prospectus, the top three industry sectors represented by the fund’s underlying investments are expected to be [ ], [ ] and [ ], which will change over time.

Legg Mason Conservative Growth Solution ETF	23

Principal investment strategies cont’d

Strategic Allocation

QS’ approach to strategic allocation incorporates the following principles:

•	Start with the long-term expectations of market returns.

•

Combine these with other factors that QS believes drive long-term risk and returns. These factors serve to adjust the long-term expectations with proprietary valuation metrics, growth assumptions and economic cycle indicators.

•	Rebalance the portfolio’s strategic allocation at least annually in order to update the long-term return forecasts and risk and correlation characteristics.

Dynamic Allocation

QS’ dynamic allocation program is deployed to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country to capture medium and long term opportunities in the markets. QS’ approach to dynamic allocation incorporates three steps:

•	Evaluate the market environment using elements including credit conditions, the economic cycle and sentiment.

•	Generate tactical forecasts based on macro and market factors, with the importance of each factor dynamically adjusted to account for the current market environment.

•	Use these forecasts to shift the portfolio’s tactical allocations among asset classes incorporating the desired risk characteristics and other constraints.

Active Drawdown Management

QS may employ a systematic methodology designed to reduce the risk of extreme market drawdowns or downturns by seeking to forecast near-term portfolio volatility. This methodology, Active Drawdown Management, seeks to mitigate against large portfolio losses by lowering risk exposure during periods of extreme market volatility and re-allocating back into risks when QS believes it is beneficial to the fund.

With this approach, QS uses proprietary estimates of volatility and drawdown risk in order to determine if the fund should reduce the amount of risk it is taking. This de-risking can take several forms including selling risky positions, increasing a portfolio’s exposure to defensive instruments such as cash and short-term bonds, or using futures and options to accomplish a similar effect (including through the use of short sale transactions). If QS determines that de-risking is no longer appropriate, the fund will reverse this process.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund and the underlying ETFs in alphabetical order, not in order of importance. Because the fund invests primarily in underlying ETFs, rather than directly in securities or other instruments, the strategies and risks below are generally described by reference to the underlying ETFs. However, to the extent that the fund invests directly in securities and other instruments, the strategies and risks described below are also directly applicable to the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying ETFs. In addition, the fund may invest in certain underlying ETFs for which QS serves as an adviser. It is possible that a conflict of interest among the fund and the underlying ETFs could affect how the fund’s manager or QS fulfills its fiduciary duty to the fund and the underlying ETFs. For example, QS may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying ETFs or to those funds for which a subadviser serves as an adviser. However, the fund has adopted procedures in seeking to mitigate these concerns.

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS’ skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in risk management and in selecting the best mix of underlying ETFs. The value of your investment may decrease if QS’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

In implementing the risk management strategy, the fund will be subject to heightened allocation risk, as QS will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

24	Legg Mason Conservative Growth Solution ETF

Alternative strategies risk. The underlying ETFs will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the funds to greater volatility and loss. The underlying ETFs may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. While an underlying ETF may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying ETF could lose money on both positions, if the underlying ETF’s adviser judges the market incorrectly. Furthermore, the fund may invest in underlying ETFs employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

Asset class risk. Securities or other assets in the fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Asset class variation risk. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income or alternative). However, under normal market conditions, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially over time.

Authorized Participant concentration risk. Only an Authorized Participant (as defined in the “Purchase and sale of fund shares” section of the fund’s Prospectus) may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business, elect not to transact with the fund, or are unable to proceed with creation and/or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, fund shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

Call risk. During periods of falling interest rates, an issuer of a callable bond held by an underlying ETF may “call” or repay the security before its stated maturity, and the underlying ETF may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the underlying ETF’s income, or in securities with greater risks or with other less favorable features.

Cash management risk. In implementing the risk management strategy, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills and cash. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments, it may not achieve high total returns.

Concentration risk. The fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the fund more than the market as a whole, to the extent that the fund’s investments are concentrated in the securities of a particular issuer or issuers, market, industry, group of industries, sector or asset class.

Conflicts of interest risk. The manager and subadviser will have potential conflicts of interests which could interfere with their management of the fund. For example, the manager and subadviser may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objectives and strategies of the fund but may have different fee structures than those of the fund, creating potential conflicts of interest in investment decisions regarding investments that may be appropriate for the fund and the manager’s or subadviser’s other clients. The manager and the subadviser may have incentives to invest in ETFs managed by them or their affiliates. In addition, the activities in which the manager or subadviser and their affiliates are involved may limit or preclude the flexibility that the fund may otherwise have to participate in certain investments or may place limits on purchases and redemptions of underlying ETFs.

Counterparty risk. The fund and an underlying ETF will be subject to credit risk with respect to the counterparties with which the fund and an underlying ETF enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the fund or an underlying ETF may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the fund and/or the underlying ETF. If the fund or underlying ETF holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Credit risk. If an issuer or guarantor of a security held by an underlying ETF or a counterparty to a financial contract with the underlying ETF defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Legg Mason Conservative Growth Solution ETF	25

Principal risks cont’d

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadviser, Authorized Participants, the relevant listing exchange and/or the fund’s service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

De-risking strategy risk. In implementing the de-risking strategy, QS may sell shares the fund holds in underlying ETFs and other liquid securities or engage in short sale transactions involving futures contracts. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming underlying ETF holdings. The fund may incur additional trading costs while implementing the de-risking strategy, which may reduce the fund’s performance. There is no guarantee that the de-risking strategy will work, and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Derivatives risk. Using derivatives can increase underlying ETF losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the underlying ETF. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

ETF of ETFs risk. Investing in underlying ETFs will give the fund exposure to the securities in which the underlying ETFs invest (for index-based ETFs, securities comprising the indexes on which the ETFs are based) and will expose the fund to risks similar to those of investing directly in those securities. With respect to index-based underlying ETFs, the fund will generally gain or lose value on holdings of such an underlying ETF consistent with the performance of the index on which the underlying ETF is based. Like the fund, the shares of the underlying ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of the underlying ETFs. The fund will indirectly bear its proportionate share of the management fees and other expenses that are charged by the underlying ETFs in addition to the management fees and other expenses paid by the fund. Your cost of investing in the fund, as an ETF of ETFs, may be higher than the cost of investing in a fund that only invests directly in individual securities.

An underlying ETF may change its investment objectives or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying ETF at a time that is unfavorable to the fund. In addition, one underlying ETF may buy the same securities that another underlying ETF sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

As the fund’s allocations among the underlying ETFs change from time to time, or to the extent that the expense ratio of any underlying ETF changes, the weighted average operating expenses borne by the fund may increase or decrease.

ETFs risk. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at NAV, and therefore may trade at either a premium or discount to NAV.

Extension risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in an underlying ETF’s income and potentially in the value of the underlying ETF’s investments.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the fund’s investment in that issuer. Underlying ETFs are subject to greater levels of credit risk to the extent they hold below investment grade debt securities, or “junk” bonds. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably.

26	Legg Mason Conservative Growth Solution ETF

Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Foreign investments and emerging market risk. The underlying ETFs’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying ETF may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying ETF’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that stocks may remain undervalued. An underlying ETF may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

High portfolio turnover risk. An underlying ETF may engage in active and frequent trading of its portfolio securities. High portfolio turnover (considered by the fund to mean higher than 100% annually) may result in increased transaction costs to an underlying ETF, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Income risk. The fund’s income may decline when interest rates fall. This decline can occur because an underlying ETF may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called; bonds in an underlying index are substituted; or the underlying ETF otherwise needs to purchase additional bonds.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying ETF may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an underlying ETF’s value may not rise as much as the value of funds that have a greater investment in companies with smaller market capitalizations.

Leveraging risk. The value of your investment may be more volatile if the underlying ETFs borrow or use derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the underlying ETF would otherwise have had. The underlying ETF may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of an underlying ETF’s assets.

Liquidity risk. Some assets held by an underlying ETF may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If an underlying ETF is forced to sell an illiquid asset to meet redemption requests or other cash needs, the ETF may be forced to sell at a loss.

Legg Mason Conservative Growth Solution ETF	27

Principal risks cont’d

Market events risk. In the past decade financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Market trading risk. The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

MLP risk. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the fund derives from direct and indirect investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the fund of distributions from the MLP, likely causing a reduction in the value of the fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. The fund may also invest in MLPs that operate in the asset management industry. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

Model risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy.

National closed market trading risk. Where the underlying securities held by an underlying ETF trade on foreign exchanges that are closed when the securities exchange on which the underlying ETF’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the underlying ETF’s quote from the closed foreign market), resulting in premiums or discounts to the underlying ETF’s NAV that may be greater than those experienced by other ETFs.

Non-diversification risk. The fund is classified as “non-diversified” (as such term is defined in the 1940 Act), which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund. The underlying ETFs may be classified as diversified or non-diversified under the 1940 Act.

Non-U.S. issuers risk. Securities issued by non-U.S. issuers have different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, uncertainties of transnational litigation, and potential restrictions of the flow of international capital, including the possible seizure or nationalization of the non-U.S. securities held by an underlying ETF. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment,

28	Legg Mason Conservative Growth Solution ETF

resource self-sufficiency and balance of payment positions. Unfavorable political, economic or governmental developments in non-U.S. countries could affect the payment of principal and interest. Non-U.S. securities may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, the value of these securities may fluctuate due to changes in the exchange rate of the issuer’s local currency against the U.S. dollar.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund. Furthermore, the implementation of the fund’s investment strategies is subject to a number of constraints, which could also adversely affect the fund’s value or performance.

Preferred stock risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that an underlying ETF invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the fund’s investments to decline.

Prepayment risk. During periods of falling interest rates, an issuer of mortgages and other fixed-income securities may repay principal prior to the security’s maturity, which may cause an underlying ETF to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the underlying ETF’s income or return potential.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including borrowings and many types of derivatives, an underlying ETF may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of an underlying ETF’s assets, in some circumstances, may limit the flexibility of the underlying ETF’s adviser.

Short positions risk. Short positions involve leverage and there is no limit on the amount of loss on a security that is sold short. An underlying ETF may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the underlying ETF may be required to pay in connection with the short position. Shorting options or futures may have an imperfect correlation to the assets held by the underlying ETF and may not adequately protect against losses in or may result in greater losses for the underlying ETF’s portfolio.

Small and medium capitalization company risk. An underlying ETF will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying ETF’s adviser believes appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Trading issues risk. Trading in shares on NASDAQ may be halted in certain circumstances. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the fund will continue to be met.

U.S. Treasury obligations risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of an underlying ETF’s U.S. Treasury obligations to decline.

Valuation risk. The sales price that an underlying ETF could receive for any particular portfolio investment may differ from the underlying ETF’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in an underlying ETF’s portfolio may change on days or during time periods when shareholders will not be able to purchase or redeem shares of the underlying ETF. An underlying ETF’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Legg Mason Conservative Growth Solution ETF	29

Principal risks cont’d

Volatility risk. The value of the securities in an underlying ETF’s portfolio may fluctuate, sometimes rapidly and unpredictably. The value of a security may fluctuate due to factors affecting markets generally or particular industries. The value of a security may also be more volatile than the market as a whole. This volatility may affect the fund’s NAV. Securities in an underling ETF’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual underlying securities or sectors may increase the volatility of the fund.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information (“SAI”).

Performance

The fund has not yet operated for a full calendar year. Once the fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. The performance information will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of a broad measure of market performance.

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadviser: QS Investors, LLC (“QS”)

Portfolio managers: Adam J. Petryk, CFA, Thomas Picciochi, CAIA, and Ellen Tesler have been portfolio managers of the fund since its inception.

Purchase and sale of fund shares

The fund is an actively-managed ETF. Individual shares of the fund are listed on a national securities exchange and are redeemable only by Authorized Participants in Creation Unit aggregations. Most investors will buy and sell shares of the fund through a broker-dealer. The price of fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to market makers, large investors and institutions who have entered into agreements with the fund’s distributor (each, an “Authorized Participant”). The fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the fund specifies each day.

Tax information

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), LMPFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30	Legg Mason Conservative Growth Solution ETF

Legg Mason Moderate Growth Solution ETF

Investment objectives

Legg Mason Moderate Growth Solution ETF (the “fund”) seeks long-term capital appreciation and, secondarily, current income.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table. The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. LMPFA will also pay all subadvisory fees of the fund.

Shareholder fees
(fees paid directly from your investment)
None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.40
Distribution and/or service (12b-1) fees	0.00
Other expenses[1]	None
Acquired fund fees and expenses	0.32
Total annual fund operating expenses	0.72
Fees waived[2]	(0.21)
Total annual fund operating expenses after fee waivers	0.51

[1]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]

The manager has agreed to waive fees in an amount of at least 0.21% of the fund’s assets. This arrangement cannot be terminated prior to twelve months following the date of this Prospectus without the Board of Trustees’ consent.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares ($)
	1 year	3 years
Legg Mason Moderate Growth Solution ETF	52	209

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.

Legg Mason Moderate Growth Solution ETF	31

Principal investment strategies

The fund seeks long-term capital appreciation and, secondarily, current income. In doing so, the fund seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed exchange-traded fund (commonly referred to as an “ETF”) that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS Investors, LLC (“QS”), the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation. The fund can also employ Active Drawdown Management (defined below).

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, real estate investment trusts (“REITs”), listed infrastructure, preferred stock, and master limited partnership (“MLP”) units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Under normal market conditions, the fund will seek to invest up to 60% of the portfolio’s assets in products managed by Legg Mason or its affiliates (as described in further detail below).

The fund generally sets a long-term strategic asset allocation target where between 45% and 75% of its assets are invested directly or through underlying ETFs in equities and alternatives. However, during a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the target asset allocation. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers may first allocate to Legg Mason-affiliated products such as ETFs, provided that appropriate products are available. QS may, under certain conditions, also choose Legg Mason-affiliated managers to select individual securities to gain access to certain equity-based exposures or otherwise invest directly in securities. QS intends to rebalance the portfolio (at the next rebalance date) if allocations to products managed by Legg Mason or its affiliates are over 60% of the fund’s assets.

QS may from time to time make tactical increases or decreases that may go outside the fund’s stated equity, fixed income or alternatives ranges, as applicable. These tactical signals are based on a broad range of market and economic trends and quantitative factors.

To implement tactical asset allocation decisions, the portfolio managers may over- and/or under-weight asset classes by adjusting the mix of underlying ETFs, individual securities and/or exchange-traded and over-the-counter derivatives. The portfolio managers will evaluate trading efficiencies and other criteria when deciding which instrument(s) to utilize in portfolio implementation. The fund will also purchase derivatives, such as futures contracts, in connection with Active Drawdown Management as described in greater detail below.

The derivatives used by the fund and/or certain underlying ETFs may include exchange-traded and over-the-counter derivative transactions such as, but not limited to, futures; options; interest rate, total return and credit default swaps; and foreign currency futures and forwards.

As of the date of this Prospectus, the top three industry sectors represented by the fund’s underlying investments are expected to be [    ], [    ] and [    ], which will change over time.

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Strategic Allocation

QS’ approach to strategic allocation incorporates the following principles:

•	Start with the long-term expectations of market returns.

•

Combine these with other factors that QS believes drive long-term risk and returns. These factors serve to adjust the long-term expectations with proprietary valuation metrics, growth assumptions and economic cycle indicators.

•	Rebalance the portfolio’s strategic allocation at least annually in order to update the long-term return forecasts and risk and correlation characteristics.

Dynamic Allocation

QS’ dynamic allocation program is deployed to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country to capture medium and long term opportunities in the markets. QS’ approach to dynamic allocation incorporates the following principles:

•	Evaluate the market environment using elements including credit conditions, the economic cycle and sentiment.

•	Generate tactical forecasts based on macro and market factors, with the importance of each factor dynamically adjusted to account for the current market environment.

•	Use these forecasts to shift the portfolio’s tactical allocations among asset classes incorporating the desired risk characteristics and other constraints.

Active Drawdown Management

QS may employ a systematic methodology designed to reduce the risk of extreme market drawdowns or downturns by seeking to forecast near-term portfolio volatility. This methodology, Active Drawdown Management, seeks to mitigate against large portfolio losses by lowering risk exposure during periods of extreme market volatility and re-allocating back into risks when QS believes it is beneficial to the fund.

With this approach, QS uses proprietary estimates of volatility and drawdown risk in order to determine if the fund should reduce the amount of risk it is taking. This de-risking can take several forms including selling risky positions, increasing a portfolio’s exposure to defensive instruments such as cash and short-term bonds, or using futures and options to accomplish a similar effect (including through the use of short sale transactions). If QS determines that de-risking is no longer appropriate, the fund will reverse this process.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund and the underlying ETFs in alphabetical order, not in order of importance. Because the fund invests primarily in underlying ETFs, rather than directly in securities or other instruments, the strategies and risks below are generally described by reference to the underlying ETFs. However, to the extent that the fund invests directly in securities and other instruments, the strategies and risks described below are also directly applicable to the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying ETFs. In addition, the fund may invest in certain underlying ETFs for which QS serves as an adviser. It is possible that a conflict of interest among the fund and the underlying ETFs could affect how the fund’s manager or QS fulfills its fiduciary duty to the fund and the underlying ETFs. For example, QS may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying ETFs or to those funds for which a subadviser serves as an adviser. However, the fund has adopted procedures in seeking to mitigate these concerns.

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS’ skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in risk management and in selecting the best mix of underlying ETFs. The value of your investment may decrease if QS’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

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Principal risks cont’d

In implementing the risk management strategy, the fund will be subject to heightened allocation risk, as QS will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Alternative strategies risk. The underlying ETFs will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the funds to greater volatility and loss. The underlying ETFs may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. While an underlying ETF may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying ETF could lose money on both positions, if the underlying ETF’s adviser judges the market incorrectly. Furthermore, the fund may invest in underlying ETFs employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

Asset class risk. Securities or other assets in the fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Asset class variation risk. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income or alternative). However, under normal market conditions, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially over time.

Authorized Participant concentration risk. Only an Authorized Participant (as defined in the “Purchase and sale of fund shares” section of the fund’s Prospectus) may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business, elect not to transact with the fund, or are unable to proceed with creation and/or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, fund shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

Call risk. During periods of falling interest rates, an issuer of a callable bond held by an underlying ETF may “call” or repay the security before its stated maturity, and the underlying ETF may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the underlying ETF’s income, or in securities with greater risks or with other less favorable features.

Cash management risk. In implementing the risk management strategy, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills and cash. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments, it may not achieve high total returns.

Concentration risk. The fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the fund more than the market as a whole, to the extent that the fund’s investments are concentrated in the securities of a particular issuer or issuers, market, industry, group of industries, sector or asset class.

Conflicts of interest risk. The manager and subadviser will have potential conflicts of interests which could interfere with their management of the fund. For example, the manager and subadviser may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objectives and strategies of the fund but may have different fee structures than those of the fund, creating potential conflicts of interest in investment decisions regarding investments that may be appropriate for the fund and the manager’s or subadviser’s other clients. The manager and the subadviser may have incentives to invest in ETFs managed by them or their affiliates. In addition, the activities in which the manager or subadviser and their affiliates are involved may limit or preclude the flexibility that the fund may otherwise have to participate in certain investments or may place limits on purchases and redemptions of underlying ETFs.

Counterparty risk. The fund and an underlying ETF will be subject to credit risk with respect to the counterparties with which the fund and an underlying ETF enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the fund or an underlying ETF may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the fund and/or the underlying ETF. If the fund or underlying ETF holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Credit risk. If an issuer or guarantor of a security held by an underlying ETF or a counterparty to a financial contract with the underlying ETF defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be

34	Legg Mason Moderate Growth Solution ETF

disproportionately affected by a default, downgrade or perceived decline in creditworthiness. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadviser, Authorized Participants, the relevant listing exchange and/or the fund’s service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

De-risking strategy risk. In implementing the de-risking strategy, QS may sell shares the fund holds in underlying ETFs and other liquid securities or engage in short sale transactions involving futures contracts. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming underlying ETF holdings. The fund may incur additional trading costs while implementing the de-risking strategy, which may reduce the fund’s performance. There is no guarantee that the de-risking strategy will work, and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Derivatives risk. Using derivatives can increase underlying ETF losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the underlying ETF. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

ETF of ETFs risk. Investing in underlying ETFs will give the fund exposure to the securities in which the underlying ETFs invest (for index-based ETFs, securities comprising the indexes on which the ETFs are based) and will expose the fund to risks similar to those of investing directly in those securities. With respect to index-based underlying ETFs, the fund will generally gain or lose value on holdings of such an underlying ETF consistent with the performance of the index on which the underlying ETF is based. Like the fund, the shares of the underlying ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of the underlying ETFs. The fund will indirectly bear its proportionate share of the management fees and other expenses that are charged by the underlying ETFs in addition to the management fees and other expenses paid by the fund. Your cost of investing in the fund, as an ETF of ETFs, may be higher than the cost of investing in a fund that only invests directly in individual securities.

An underlying ETF may change its investment objectives or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying ETF at a time that is unfavorable to the fund. In addition, one underlying ETF may buy the same securities that another underlying ETF sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

As the fund’s allocations among the underlying ETFs change from time to time, or to the extent that the expense ratio of any underlying ETF changes, the weighted average operating expenses borne by the fund may increase or decrease.

ETFs risk. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at NAV, and therefore may trade at either a premium or discount to NAV.

Extension risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in an underlying ETF’s income and potentially in the value of the underlying ETF’s investments.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the fund’s investment in that issuer. Underlying ETFs are subject to greater levels of

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Principal risks cont’d

credit risk to the extent they hold below investment grade debt securities, or “junk” bonds. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably.

Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Foreign investments and emerging market risk. The underlying ETFs’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying ETF may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying ETF’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that stocks may remain undervalued. An underlying ETF may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

High portfolio turnover risk. An underlying ETF may engage in active and frequent trading of its portfolio securities. High portfolio turnover (considered by the fund to mean higher than 100% annually) may result in increased transaction costs to an underlying ETF, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Income risk. The fund’s income may decline when interest rates fall. This decline can occur because an underlying ETF may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called; bonds in an underlying index are substituted; or the underlying ETF otherwise needs to purchase additional bonds.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying ETF may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an underlying ETF’s value may not rise as much as the value of funds that have a greater investment in companies with smaller market capitalizations.

Leveraging risk. The value of your investment may be more volatile if the underlying ETFs borrow or use derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the underlying ETF would otherwise have had. The underlying ETF may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of an underlying ETF’s assets.

Liquidity risk. Some assets held by an underlying ETF may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If an underlying ETF is forced to sell an illiquid asset to meet redemption requests or other cash needs, the ETF may be forced to sell at a loss.

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Market events risk. In the past decade financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Market trading risk. The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

MLP risk. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the fund derives from direct and indirect investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the fund of distributions from the MLP, likely causing a reduction in the value of the fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. The fund may also invest in MLPs that operate in the asset management industry. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

Model risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy.

National closed market trading risk. Where the underlying securities held by an underlying ETF trade on foreign exchanges that are closed when the securities exchange on which the underlying ETF’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the underlying ETF’s quote from the closed foreign market), resulting in premiums or discounts to the underlying ETF’s NAV that may be greater than those experienced by other ETFs.

Non-diversification risk. The fund is classified as “non-diversified” (as such term is defined in the 1940 Act), which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund. The underlying ETFs may be classified as diversified or non-diversified under the 1940 Act.

Non-U.S. issuers risk. Securities issued by non-U.S. issuers have different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, uncertainties of transnational litigation, and potential restrictions of the flow of international capital, including the possible seizure or nationalization of the non-U.S. securities held by an underlying ETF. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment,

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Principal risks cont’d

resource self-sufficiency and balance of payment positions. Unfavorable political, economic or governmental developments in non-U.S. countries could affect the payment of principal and interest. Non-U.S. securities may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, the value of these securities may fluctuate due to changes in the exchange rate of the issuer’s local currency against the U.S. dollar.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund. Furthermore, the implementation of the fund’s investment strategies is subject to a number of constraints, which could also adversely affect the fund’s value or performance.

Preferred stock risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that an underlying ETF invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the fund’s investments to decline.

Prepayment risk. During periods of falling interest rates, an issuer of mortgages and other fixed-income securities may repay principal prior to the security’s maturity, which may cause an underlying ETF to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the underlying ETF’s income or return potential.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including borrowings and many types of derivatives, an underlying ETF may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of an underlying ETF’s assets, in some circumstances, may limit the flexibility of the underlying ETF’s adviser.

Short positions risk. Short positions involve leverage and there is no limit on the amount of loss on a security that is sold short. An underlying ETF may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the underlying ETF may be required to pay in connection with the short position. Shorting options or futures may have an imperfect correlation to the assets held by the underlying ETF and may not adequately protect against losses in or may result in greater losses for the underlying ETF’s portfolio.

Small and medium capitalization company risk. An underlying ETF will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying ETF’s adviser believes appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Trading issues risk. Trading in shares on NASDAQ may be halted in certain circumstances. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the fund will continue to be met.

U.S. Treasury obligations risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of an underlying ETF’s U.S. Treasury obligations to decline.

Valuation risk. The sales price that an underlying ETF could receive for any particular portfolio investment may differ from the underlying ETF’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in an underlying ETF’s portfolio may change on days or during time periods when shareholders will not be able to purchase or redeem shares of the underlying ETF. An underlying ETF’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

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Volatility risk. The value of the securities in an underlying ETF’s portfolio may fluctuate, sometimes rapidly and unpredictably. The value of a security may fluctuate due to factors affecting markets generally or particular industries. The value of a security may also be more volatile than the market as a whole. This volatility may affect the fund’s NAV. Securities in an underling ETF’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual underlying securities or sectors may increase the volatility of the fund.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information (“SAI”).

Performance

The fund has not yet operated for a full calendar year. Once the fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. The performance information will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of a broad measure of market performance.

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadviser: QS Investors, LLC (“QS”)

Portfolio managers: Adam J. Petryk, CFA, Thomas Picciochi, CAIA, and Ellen Tesler have been portfolio managers of the fund since its inception.

Purchase and sale of fund shares

The fund is an actively-managed ETF. Individual shares of the fund are listed on a national securities exchange and are redeemable only by Authorized Participants in Creation Unit aggregations. Most investors will buy and sell shares of the fund through a broker-dealer. The price of fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to market makers, large investors and institutions who have entered into agreements with the fund’s distributor (each, an “Authorized Participant”). The fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the fund specifies each day.

Tax information

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), LMPFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Legg Mason Moderate Growth Solution ETF	39

Legg Mason High Growth Solution ETF

Investment objectives

Legg Mason High Growth Solution ETF (the “fund”) seeks long-term capital appreciation.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table. The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. LMPFA will also pay all subadvisory fees of the fund.

Shareholder fees
(fees paid directly from your investment)
None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.40
Distribution and/or service (12b-1) fees	0.00
Other expenses[1]	None
Acquired fund fees and expenses	0.33
Total annual fund operating expenses	0.73
Fees waived[2]	(0.21)
Total annual fund operating expenses after fee waivers	0.52

[1]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]

The manager has agreed to waive fees in an amount of at least 0.21% of the fund’s assets. This arrangement cannot be terminated prior to twelve months following the date of this Prospectus without the Board of Trustees’ consent.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares ($)
	1 year	3 years
Legg Mason High Growth Solution ETF	53	212

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.

40	Legg Mason High Growth Solution ETF

Principal investment strategies

In implementing its investment objectives, the fund seeks long-term capital appreciation from investing in a mix of assets. In doing so, the fund seeks to prudently manage risk within a broadly diversified portfolio. The fund also seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed exchange-traded fund (commonly referred to as an “ETF”) that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS Investors, LLC (“QS”), the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation.

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, real estate investment trusts (“REITs”), listed infrastructure, preferred stock, and master limited partnership (“MLP”) units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Under normal market conditions, the fund will seek to invest up to 60% of the portfolio’s assets in products managed by Legg Mason or its affiliates (as described in further detail below).

The fund generally sets a long-term strategic asset allocation target where more than 80% of its assets are invested directly or through underlying ETFs in equities and alternatives. However, during a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the target asset allocation. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers may first allocate to Legg Mason-affiliated products such as ETFs, provided that appropriate products are available. QS may, under certain conditions, also choose Legg Mason-affiliated managers to select individual securities to gain access to certain equity-based exposures or otherwise invest directly in securities. QS intends to rebalance the portfolio (at the next rebalance date) if allocations to products managed by Legg Mason or its affiliates are over 60% of the fund’s assets.

QS may from time to time make tactical increases or decreases that may go outside the fund’s stated equity, fixed income or alternatives ranges, as applicable. These tactical signals are based on a broad range of market and economic trends and quantitative factors.

To implement tactical asset allocation decisions, the portfolio managers may over- and/or under-weight asset classes by adjusting the mix of underlying ETFs, individual securities and/or exchange-traded and over-the-counter derivatives. The portfolio managers will evaluate trading efficiencies and other criteria when deciding which instrument(s) to utilize in portfolio implementation. The fund will also purchase derivatives, such as futures contracts, in connection with Active Drawdown Management as described in greater detail below.

The derivatives used by the fund and/or certain underlying ETFs may include exchange-traded and over-the-counter derivative transactions such as, but not limited to, futures; options; interest rate, total return and credit default swaps; and foreign currency futures and forwards.

As of the date of this Prospectus, the top three industry sectors represented by the fund’s underlying investments are expected to be [    ], [    ] and [    ], which will change over time.

Legg Mason High Growth Solution ETF	41

Principal investment strategies cont’d

Strategic Allocation

QS’ approach to strategic allocation incorporates the following principles:

•	Start with the long-term expectations of market returns.

•

Combine these with other factors that QS believes drive long-term risk and returns. These factors serve to adjust the long-term expectations with proprietary valuation metrics, growth assumptions and economic cycle indicators.

•	Rebalance the portfolio’s strategic allocation at least annually in order to update the long-term return forecasts and risk and correlation characteristics.

Dynamic Allocation

QS’ dynamic allocation program is deployed to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country to capture medium and long term opportunities in the markets. QS’ approach to dynamic allocation incorporates the following principles:

•	Evaluate the market environment using elements including credit conditions, the economic cycle and sentiment.

•	Generate tactical forecasts based on macro and market factors, with the importance of each factor dynamically adjusted to account for the current market environment.

•	Use these forecasts to shift the portfolio’s tactical allocations among asset classes incorporating the desired risk characteristics and other constraints.

Active Drawdown Management

QS may employ a systematic methodology designed to reduce the risk of extreme market drawdowns or downturns by seeking to forecast near-term portfolio volatility. This methodology, Active Drawdown Management, seeks to mitigate against large portfolio losses by lowering risk exposure during periods of extreme market volatility and re-allocating back into risks when QS believes it is beneficial to the fund.

With this approach, QS uses proprietary estimates of volatility and drawdown risk in order to determine if the fund should reduce the amount of risk it is taking. This de-risking can take several forms including selling risky positions, increasing a portfolio’s exposure to defensive instruments such as cash and short-term bonds, or using futures and options to accomplish a similar effect (including through the use of short sale transactions). If QS determines that de-risking is no longer appropriate, the fund will reverse this process.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund and the underlying ETFs in alphabetical order, not in order of importance. Because the fund invests primarily in underlying ETFs, rather than directly in securities or other instruments, the strategies and risks below are generally described by reference to the underlying ETFs. However, to the extent that the fund invests directly in securities and other instruments, the strategies and risks described below are also directly applicable to the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying ETFs. In addition, the fund may invest in certain underlying ETFs for which QS serves as an adviser. It is possible that a conflict of interest among the fund and the underlying ETFs could affect how the fund’s manager or QS fulfills its fiduciary duty to the fund and the underlying ETFs. For example, QS may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying ETFs or to those funds for which a subadviser serves as an adviser. However, the fund has adopted procedures in seeking to mitigate these concerns.

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS’ skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in risk management and in selecting the best mix of underlying ETFs. The value of your investment may decrease if QS’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

In implementing the risk management strategy, the fund will be subject to heightened allocation risk, as QS will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

42	Legg Mason High Growth Solution ETF

Alternative strategies risk. The underlying ETFs will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the funds to greater volatility and loss. The underlying ETFs may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. While an underlying ETF may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying ETF could lose money on both positions, if the underlying ETF’s adviser judges the market incorrectly. Furthermore, the fund may invest in underlying ETFs employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

Asset class risk. Securities or other assets in the fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Asset class variation risk. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income or alternative). However, under normal market conditions, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially over time.

Authorized Participant concentration risk. Only an Authorized Participant (as defined in the “Purchase and sale of fund shares” section of the fund’s Prospectus) may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business, elect not to transact with the fund, or are unable to proceed with creation and/or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, fund shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

Call risk. During periods of falling interest rates, an issuer of a callable bond held by an underlying ETF may “call” or repay the security before its stated maturity, and the underlying ETF may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the underlying ETF’s income, or in securities with greater risks or with other less favorable features.

Cash management risk. In implementing the risk management strategy, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills and cash. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments, it may not achieve high total returns.

Concentration risk. The fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the fund more than the market as a whole, to the extent that the fund’s investments are concentrated in the securities of a particular issuer or issuers, market, industry, group of industries, sector or asset class.

Conflicts of interest risk. The manager and subadviser will have potential conflicts of interests which could interfere with their management of the fund. For example, the manager and subadviser may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objectives and strategies of the fund but may have different fee structures than those of the fund, creating potential conflicts of interest in investment decisions regarding investments that may be appropriate for the fund and the manager’s or subadviser’s other clients. The manager and the subadviser may have incentives to invest in ETFs managed by them or their affiliates. In addition, the activities in which the manager or subadviser and their affiliates are involved may limit or preclude the flexibility that the fund may otherwise have to participate in certain investments or may place limits on purchases and redemptions of underlying ETFs.

Counterparty risk. The fund and an underlying ETF will be subject to credit risk with respect to the counterparties with which the fund and an underlying ETF enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the fund or an underlying ETF may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the fund and/or the underlying ETF. If the fund or underlying ETF holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Credit risk. If an issuer or guarantor of a security held by an underlying ETF or a counterparty to a financial contract with the underlying ETF defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Legg Mason High Growth Solution ETF	43

Principal risks cont’d

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadviser, Authorized Participants, the relevant listing exchange and/or the fund’s service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

De-risking strategy risk. In implementing the de-risking strategy, QS may sell shares the fund holds in underlying ETFs and other liquid securities or engage in short sale transactions involving futures contracts. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming underlying ETF holdings. The fund may incur additional trading costs while implementing the de-risking strategy, which may reduce the fund’s performance. There is no guarantee that the de-risking strategy will work, and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Derivatives risk. Using derivatives can increase underlying ETF losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the underlying ETF. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

ETF of ETFs risk. Investing in underlying ETFs will give the fund exposure to the securities in which the underlying ETFs invest (for index-based ETFs, securities comprising the indexes on which the ETFs are based) and will expose the fund to risks similar to those of investing directly in those securities. With respect to index-based underlying ETFs, the fund will generally gain or lose value on holdings of such an underlying ETF consistent with the performance of the index on which the underlying ETF is based. Like the fund, the shares of the underlying ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of the underlying ETFs. The fund will indirectly bear its proportionate share of the management fees and other expenses that are charged by the underlying ETFs in addition to the management fees and other expenses paid by the fund. Your cost of investing in the fund, as an ETF of ETFs, may be higher than the cost of investing in a fund that only invests directly in individual securities.

An underlying ETF may change its investment objectives or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying ETF at a time that is unfavorable to the fund. In addition, one underlying ETF may buy the same securities that another underlying ETF sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

As the fund’s allocations among the underlying ETFs change from time to time, or to the extent that the expense ratio of any underlying ETF changes, the weighted average operating expenses borne by the fund may increase or decrease.

ETFs risk. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at NAV, and therefore may trade at either a premium or discount to NAV.

Extension risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in an underlying ETF’s income and potentially in the value of the underlying ETF’s investments.

Foreign investments and emerging market risk. The underlying ETFs’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying ETF may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying ETF’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, and political or financial instability. Lack of information may also affect the value of these securities.

44	Legg Mason High Growth Solution ETF

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that stocks may remain undervalued. An underlying ETF may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

High portfolio turnover risk. An underlying ETF may engage in active and frequent trading of its portfolio securities. High portfolio turnover (considered by the fund to mean higher than 100% annually) may result in increased transaction costs to an underlying ETF, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Income risk. The fund’s income may decline when interest rates fall. This decline can occur because an underlying ETF may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called; bonds in an underlying index are substituted; or the underlying ETF otherwise needs to purchase additional bonds.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying ETF may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an underlying ETF’s value may not rise as much as the value of funds that have a greater investment in companies with smaller market capitalizations.

Leveraging risk. The value of your investment may be more volatile if the underlying ETFs borrow or use derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the underlying ETF would otherwise have had. The underlying ETF may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of an underlying ETF’s assets.

Liquidity risk. Some assets held by an underlying ETF may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If an underlying ETF is forced to sell an illiquid asset to meet redemption requests or other cash needs, the ETF may be forced to sell at a loss.

Market events risk. In the past decade financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called

Legg Mason High Growth Solution ETF	45

Principal risks cont’d

negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Market trading risk. The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

MLP risk. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the fund derives from direct and indirect investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the fund of distributions from the MLP, likely causing a reduction in the value of the fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. The fund may also invest in MLPs that operate in the asset management industry. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

Model risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy.

National closed market trading risk. Where the underlying securities held by an underlying ETF trade on foreign exchanges that are closed when the securities exchange on which the underlying ETF’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the underlying ETF’s quote from the closed foreign market), resulting in premiums or discounts to the underlying ETF’s NAV that may be greater than those experienced by other ETFs.

Non-diversification risk. The fund is classified as “non-diversified” (as such term is defined in the 1940 Act), which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund. The underlying ETFs may be classified as diversified or non-diversified under the 1940 Act.

Non-U.S. issuers risk. Securities issued by non-U.S. issuers have different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, uncertainties of transnational litigation, and potential restrictions of the flow of international capital, including the possible seizure or nationalization of the non-U.S. securities held by an underlying ETF. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Unfavorable political, economic or governmental developments in non-U.S. countries could affect the payment of principal and interest. Non-U.S. securities may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, the value of these securities may fluctuate due to changes in the exchange rate of the issuer’s local currency against the U.S. dollar.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund. Furthermore, the implementation of the fund’s investment strategies is subject to a number of constraints, which could also adversely affect the fund’s value or performance.

46	Legg Mason High Growth Solution ETF

Preferred stock risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that an underlying ETF invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the fund’s investments to decline.

Prepayment risk. During periods of falling interest rates, an issuer of mortgages and other fixed-income securities may repay principal prior to the security’s maturity, which may cause an underlying ETF to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the underlying ETF’s income or return potential.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including borrowings and many types of derivatives, an underlying ETF may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of an underlying ETF’s assets, in some circumstances, may limit the flexibility of the underlying ETF’s adviser.

Short positions risk. Short positions involve leverage and there is no limit on the amount of loss on a security that is sold short. An underlying ETF may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the underlying ETF may be required to pay in connection with the short position. Shorting options or futures may have an imperfect correlation to the assets held by the underlying ETF and may not adequately protect against losses in or may result in greater losses for the underlying ETF’s portfolio.

Small and medium capitalization company risk. An underlying ETF will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying ETF’s adviser believes appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Trading issues risk. Trading in shares on NASDAQ may be halted in certain circumstances. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the fund will continue to be met.

U.S. Treasury obligations risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of an underlying ETF’s U.S. Treasury obligations to decline.

Valuation risk. The sales price that an underlying ETF could receive for any particular portfolio investment may differ from the underlying ETF’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in an underlying ETF’s portfolio may change on days or during time periods when shareholders will not be able to purchase or redeem shares of the underlying ETF. An underlying ETF’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Volatility risk. The value of the securities in an underlying ETF’s portfolio may fluctuate, sometimes rapidly and unpredictably. The value of a security may fluctuate due to factors affecting markets generally or particular industries. The value of a security may also be more volatile than the market as a whole. This volatility may affect the fund’s NAV. Securities in an underling ETF’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual underlying securities or sectors may increase the volatility of the fund.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information (“SAI”).

Legg Mason High Growth Solution ETF	47

Performance

The fund has not yet operated for a full calendar year. Once the fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. The performance information will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of a broad measure of market performance.

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadviser: QS Investors, LLC (“QS”)

Portfolio managers: Adam J. Petryk, CFA, Thomas Picciochi, CAIA, and Ellen Tesler have been portfolio managers of the fund since its inception.

Purchase and sale of fund shares

The fund is an actively-managed ETF. Individual shares of the fund are listed on a national securities exchange and are redeemable only by Authorized Participants in Creation Unit aggregations. Most investors will buy and sell shares of the fund through a broker-dealer. The price of fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to market makers, large investors and institutions who have entered into agreements with the fund’s distributor (each, an “Authorized Participant”). The fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the fund specifies each day.

Tax information

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), LMPFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48	Legg Mason High Growth Solution ETF

More on the funds’ investment strategies, investments and risks

Introduction

Each fund is an actively-managed exchange-traded fund (“ETF”). Shares of the funds are listed for trading on NASDAQ. The market price for a share of each fund may be different from the fund’s most recent net asset value (“NAV”).

ETFs are funds that trade like other publicly traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the funds may be purchased or redeemed directly from a fund at NAV solely by Authorized Participants (as defined in the “Creations and redemptions” section of this Prospectus). Also unlike shares of a mutual fund, shares of the funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Each fund will employ an asset allocation program managed by QS to achieve its objective, which includes investing in a broad range of asset classes and investment styles, combined with strategies intended to assist with risk management. Each fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a fund should not constitute a complete investment program.

Legg Mason Capital Preservation Solution ETF

Investment objectives

Legg Mason Capital Preservation Solution ETF (the “Capital Preservation ETF”) seeks capital preservation and income.

Principal investment strategies

The Capital Preservation ETF (referred to in this section as the “fund”) seeks capital preservation and income. In doing so, the fund seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed exchange-traded ETF that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS, the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation. The fund can also employ Active Drawdown Management (defined below).

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, real estate investment trusts (“REITs”), listed infrastructure, preferred stock, and master limited partnership (“MLP”) units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Under normal market conditions, the fund will seek to invest:

•	Up to 60% of the portfolio’s assets in products managed by Legg Mason or its affiliates (as described in further detail below)

•	No more than 20% of the portfolio’s assets, directly or through underlying ETFs, in alternative investments

•	No more than 20% of the portfolio’s assets, directly or through underlying ETFs, in equity investments (excluding equity-related futures)

Legg Mason Solution Series ETFs	49

More on the funds’ investment strategies, investments and risks cont’d

During a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the asset allocations described above. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers may first allocate to Legg Mason-affiliated products such as ETFs, provided that appropriate products are available. QS may, under certain conditions, also choose Legg Mason-affiliated managers to select individual securities to gain access to certain equity-based exposures or otherwise invest directly in securities. QS intends to rebalance the portfolio (at the next rebalance date) if allocations to products managed by Legg Mason or its affiliates are over 60% of the fund’s assets.

QS may from time to time make tactical increases or decreases that may go outside the fund’s stated equity, fixed income or alternatives ranges, as applicable. These tactical signals are based on a broad range of market and economic trends and quantitative factors.

To implement tactical asset allocation decisions, the portfolio managers may over- and/or under-weight asset classes by adjusting the mix of underlying ETFs, individual securities and/or exchange-traded and over-the-counter derivatives. The portfolio managers will evaluate trading efficiencies and other criteria when deciding which instrument(s) to utilize in portfolio implementation. The fund will also purchase derivatives, such as futures contracts, in connection with Active Drawdown Management as described in greater detail below.

The derivatives used by the fund and/or certain underlying ETFs may include exchange-traded and over-the-counter derivative transactions such as, but not limited to, futures; options; interest rate, total return and credit default swaps; and foreign currency futures and forwards.

As of the date of this Prospectus, the top three industry sectors represented by the fund’s underlying investments are expected to be [    ], [    ] and [    ], which will change over time.

Strategic Allocation

QS’ approach to strategic allocation incorporates the following principles:

•	Start with the long-term expectations of market returns.

•

Combine these with other factors that QS believes drive long-term risk and returns. These factors serve to adjust the long-term expectations with proprietary valuation metrics, growth assumptions and economic cycle indicators.

•	Rebalance the portfolio’s strategic allocation at least annually in order to update the long-term return forecasts and risk and correlation characteristics.

Dynamic Allocation

QS’ dynamic allocation program is deployed to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country to capture medium and long term opportunities in the markets. QS’ approach to dynamic allocation incorporates the following principles:

•	Evaluate the market environment using elements including credit conditions, the economic cycle and sentiment.

•	Generate tactical forecasts based on macro and market factors, with the importance of each factor dynamically adjusted to account for the current market environment.

•	Use these forecasts to shift the portfolio’s tactical allocations among asset classes incorporating the desired risk characteristics and other constraints.

Active Drawdown Management

QS may employ a systematic methodology designed to reduce the risk of extreme market drawdowns or downturns by seeking to forecast near-term portfolio volatility. This methodology, Active Drawdown Management, seeks to mitigate against large portfolio losses by lowering risk exposure during periods of extreme market volatility and re-allocating back into risks when QS believes it is beneficial to the fund.

With this approach, QS uses proprietary estimates of volatility and drawdown risk in order to determine if the fund should reduce the amount of risk it is taking. This de-risking can take several forms including selling risky positions, increasing a portfolio’s exposure to defensive instruments such as cash and short-term bonds, or using futures and options to accomplish a similar effect (including through the use of short sale transactions). If QS determines that de-risking is no longer appropriate, the fund will reverse this process.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise.

50	Legg Mason Solution Series ETFs

Legg Mason Income Solution ETF

Investment objectives

Legg Mason Income Solution ETF (the “Income ETF”) seeks current income as the primary objective with capital appreciation as a secondary objective.

Principal investment strategies

The Income ETF (referred to in this section as the “fund”) seeks total return that is predominantly comprised of current income (for example, interest payments from bonds and dividends from stocks) and, secondarily, seeks capital appreciation from its investments. In doing so, the fund seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed ETF that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS, the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation. The fund can also employ Active Drawdown Management (defined below).

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, real estate investment trusts (“REITs”), listed infrastructure, preferred stock, and master limited partnership (“MLP”) units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Under normal market conditions, the fund will seek to invest:

•	Up to 60% of the portfolio’s assets in products managed by Legg Mason or its affiliates (as described in further detail below)

•	No more than 40% of the portfolio’s assets, directly or through underlying ETFs, in equity investments (excluding equity-related futures) and alternative investments

During a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the asset allocations described above. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers may first allocate to Legg Mason-affiliated products such as ETFs, provided that appropriate products are available. QS may, under certain conditions, also choose Legg Mason-affiliated managers to select individual securities to gain access to certain equity-based exposures or otherwise invest directly in securities. QS intends to rebalance the portfolio (at the next rebalance date) if allocations to products managed by Legg Mason or its affiliates are over 60% of the fund’s assets.

QS may from time to time make tactical increases or decreases that may go outside the fund’s stated equity, fixed income or alternatives ranges, as applicable. These tactical signals are based on a broad range of market and economic trends and quantitative factors.

Legg Mason Solution Series ETFs	51

More on the funds’ investment strategies, investments and risks cont’d

To implement tactical asset allocation decisions, the portfolio managers may over- and/or under-weight asset classes by adjusting the mix of underlying ETFs, individual securities and/or exchange-traded and over-the-counter derivatives. The portfolio managers will evaluate trading efficiencies and other criteria when deciding which instrument(s) to utilize in portfolio implementation. The fund will also purchase derivatives, such as futures contracts, in connection with Active Drawdown Management as described in greater detail below.

The derivatives used by the fund and/or certain underlying ETFs may include exchange-traded and over-the-counter derivative transactions such as, but not limited to, futures; options; interest rate, total return and credit default swaps; and foreign currency futures and forwards.

As of the date of this Prospectus, the top three industry sectors represented by the fund’s underlying investments are expected to be [    ], [    ] and [    ], which will change over time.

Strategic Allocation

QS’ approach to strategic allocation incorporates the following principles:

•	Start with the long-term expectations of market returns.

•

Combine these with other factors that QS believes drive long-term risk and returns. These factors serve to adjust the long-term expectations with proprietary valuation metrics, growth assumptions and economic cycle indicators.

•	Rebalance the portfolio’s strategic allocation at least annually in order to update the long-term return forecasts and risk and correlation characteristics.

Dynamic Allocation

QS’ dynamic allocation program is deployed to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country to capture medium and long term opportunities in the markets. QS’ approach to dynamic allocation incorporates the following principles:

•	Evaluate the market environment using elements including credit conditions, the economic cycle and sentiment.

•	Generate tactical forecasts based on macro and market factors, with the importance of each factor dynamically adjusted to account for the current market environment.

•	Use these forecasts to shift the portfolio’s tactical allocations among asset classes incorporating the desired risk characteristics and other constraints.

Active Drawdown Management

QS may employ a systematic methodology designed to reduce the risk of extreme market drawdowns or downturns by seeking to forecast near-term portfolio volatility. This methodology, Active Drawdown Management, seeks to mitigate against large portfolio losses by lowering risk exposure during periods of extreme market volatility and re-allocating back into risks when QS believes it is beneficial to the fund.

With this approach, QS uses proprietary estimates of volatility and drawdown risk in order to determine if the fund should reduce the amount of risk it is taking. This de-risking can take several forms including selling risky positions, increasing a portfolio’s exposure to defensive instruments such as cash and short-term bonds, or using futures and options to accomplish a similar effect (including through the use of short sale transactions). If QS determines that de-risking is no longer appropriate, the fund will reverse this process.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise.

Legg Mason Conservative Growth Solution ETF

Investment objectives

Legg Mason Conservative Growth Solution ETF (the “Conservative Growth ETF”) seeks to balance capital appreciation and income over the long-term.

Principal investment strategies

The Conservative Growth ETF (referred to in this section as the “fund”) seeks to balance capital appreciation and income over the long-term. In doing so, the fund seeks to mitigate portfolio losses during periods of heightened market risk.

52	Legg Mason Solution Series ETFs

The fund is an actively-managed ETF that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS, the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation. The fund can also employ Active Drawdown Management (defined below).

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, real estate investment trusts (“REITs”), listed infrastructure, preferred stock, and master limited partnership (“MLP”) units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Under normal market conditions, the fund will seek to invest up to 60% of the portfolio’s assets in products managed by Legg Mason or its affiliates (as described in further detail below).

The fund generally sets a long-term strategic asset allocation target where between 15% and 45% of its assets are invested directly or through underlying ETFs in equities and alternatives. However, during a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the target asset allocation. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers may first allocate to Legg Mason-affiliated products such as ETFs, provided that appropriate products are available. QS may, under certain conditions, also choose Legg Mason-affiliated managers to select individual securities to gain access to certain equity-based exposures or otherwise invest directly in securities. QS intends to rebalance the portfolio (at the next rebalance date) if allocations to products managed by Legg Mason or its affiliates are over 60% of the fund’s assets.

QS may from time to time make tactical increases or decreases that may go outside the fund’s stated equity, fixed income or alternatives ranges, as applicable. These tactical signals are based on a broad range of market and economic trends and quantitative factors.

To implement tactical asset allocation decisions, the portfolio managers may over- and/or under-weight asset classes by adjusting the mix of underlying ETFs, individual securities and/or exchange-traded and over-the-counter derivatives. The portfolio managers will evaluate trading efficiencies and other criteria when deciding which instrument(s) to utilize in portfolio implementation. The fund will also purchase derivatives, such as futures contracts, in connection with Active Drawdown Management as described in greater detail below.

The derivatives used by the fund and/or certain underlying ETFs may include exchange-traded and over-the-counter derivative transactions such as, but not limited to, futures; options; interest rate, total return and credit default swaps; and foreign currency futures and forwards.

As of the date of this Prospectus, the top three industry sectors represented by the fund’s underlying investments are expected to be [    ], [    ] and [    ], which will change over time.

Legg Mason Solution Series ETFs	53

More on the funds’ investment strategies, investments and risks cont’d

Strategic Allocation

QS’ approach to strategic allocation incorporates the following principles:

•	Start with the long-term expectations of market returns.

•

Combine these with other factors that QS believes drive long-term risk and returns. These factors serve to adjust the long-term expectations with proprietary valuation metrics, growth assumptions and economic cycle indicators.

•	Rebalance the portfolio’s strategic allocation at least annually in order to update the long-term return forecasts and risk and correlation characteristics.

Dynamic Allocation

QS’ dynamic allocation program is deployed to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country to capture medium and long term opportunities in the markets. QS’ approach to dynamic allocation incorporates three steps:

•	Evaluate the market environment using elements including credit conditions, the economic cycle and sentiment.

•	Generate tactical forecasts based on macro and market factors, with the importance of each factor dynamically adjusted to account for the current market environment.

•	Use these forecasts to shift the portfolio’s tactical allocations among asset classes incorporating the desired risk characteristics and other constraints.

Active Drawdown Management

QS may employ a systematic methodology designed to reduce the risk of extreme market drawdowns or downturns by seeking to forecast near-term portfolio volatility. This methodology, Active Drawdown Management, seeks to mitigate against large portfolio losses by lowering risk exposure during periods of extreme market volatility and re-allocating back into risks when QS believes it is beneficial to the fund.

With this approach, QS uses proprietary estimates of volatility and drawdown risk in order to determine if the fund should reduce the amount of risk it is taking. This de-risking can take several forms including selling risky positions, increasing a portfolio’s exposure to defensive instruments such as cash and short-term bonds, or using futures and options to accomplish a similar effect (including through the use of short sale transactions). If QS determines that de-risking is no longer appropriate, the fund will reverse this process.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise.

Legg Mason Moderate Growth Solution ETF

Investment objectives

Legg Mason Moderate Growth Solution ETF (the “Moderate Growth ETF”) seeks long-term capital appreciation and, secondarily, current income.

Principal investment strategies

The Moderate Growth ETF (referred to in this section as the “fund”) seeks long-term capital appreciation and, secondarily, current income. In doing so, the fund seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed ETF that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS, the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation. The fund can also employ Active Drawdown Management (defined below).

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, real estate investment trusts (“REITs”), listed infrastructure, preferred stock, and master limited partnership (“MLP”) units.

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•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Under normal market conditions, the fund will seek to invest up to 60% of the portfolio’s assets in products managed by Legg Mason or its affiliates (as described in further detail below).

The fund generally sets a long-term strategic asset allocation target where between 45% and 75% of its assets are invested directly or through underlying ETFs in equities and alternatives. However, during a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the target asset allocation. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers may first allocate to Legg Mason-affiliated products such as ETFs, provided that appropriate products are available. QS may, under certain conditions, also choose Legg Mason-affiliated managers to select individual securities to gain access to certain equity-based exposures or otherwise invest directly in securities. QS intends to rebalance the portfolio (at the next rebalance date) if allocations to products managed by Legg Mason or its affiliates are over 60% of the fund’s assets.

QS may from time to time make tactical increases or decreases that may go outside the fund’s stated equity, fixed income or alternatives ranges, as applicable. These tactical signals are based on a broad range of market and economic trends and quantitative factors.

To implement tactical asset allocation decisions, the portfolio managers may over- and/or under-weight asset classes by adjusting the mix of underlying ETFs, individual securities and/or exchange-traded and over-the-counter derivatives. The portfolio managers will evaluate trading efficiencies and other criteria when deciding which instrument(s) to utilize in portfolio implementation. The fund will also purchase derivatives, such as futures contracts, in connection with Active Drawdown Management as described in greater detail below.

The derivatives used by the fund and/or certain underlying ETFs may include exchange-traded and over-the-counter derivative transactions such as, but not limited to, futures; options; interest rate, total return and credit default swaps; and foreign currency futures and forwards.

As of the date of this Prospectus, the top three industry sectors represented by the fund’s underlying investments are expected to be [    ], [    ] and [    ], which will change over time.

Strategic Allocation

QS’ approach to strategic allocation incorporates the following principles:

•	Start with the long-term expectations of market returns.

•

Combine these with other factors that QS believes drive long-term risk and returns. These factors serve to adjust the long-term expectations with proprietary valuation metrics, growth assumptions and economic cycle indicators.

•	Rebalance the portfolio’s strategic allocation at least annually in order to update the long-term return forecasts and risk and correlation characteristics.

Dynamic Allocation

QS’ dynamic allocation program is deployed to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country to capture medium and long term opportunities in the markets. QS’ approach to dynamic allocation incorporates the following principles:

•	Evaluate the market environment using elements including credit conditions, the economic cycle and sentiment.

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•	Generate tactical forecasts based on macro and market factors, with the importance of each factor dynamically adjusted to account for the current market environment.

•	Use these forecasts to shift the portfolio’s tactical allocations among asset classes incorporating the desired risk characteristics and other constraints.

Active Drawdown Management

QS may employ a systematic methodology designed to reduce the risk of extreme market drawdowns or downturns by seeking to forecast near-term portfolio volatility. This methodology, Active Drawdown Management, seeks to mitigate against large portfolio losses by lowering risk exposure during periods of extreme market volatility and re-allocating back into risks when QS believes it is beneficial to the fund.

With this approach, QS uses proprietary estimates of volatility and drawdown risk in order to determine if the fund should reduce the amount of risk it is taking. This de-risking can take several forms including selling risky positions, increasing a portfolio’s exposure to defensive instruments such as cash and short-term bonds, or using futures and options to accomplish a similar effect (including through the use of short sale transactions). If QS determines that de-risking is no longer appropriate, the fund will reverse this process.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise.

Legg Mason High Growth Solution ETF

Investment objectives

Legg Mason High Growth Solution ETF (the “High Growth ETF”) seeks long-term capital appreciation.

Principal investment strategies

In implementing its investment objective, the High Growth ETF (referred to in this section as the “fund”) seeks long-term capital appreciation from investing in a mix of assets. In doing so, the fund seeks to prudently manage risk within a broadly diversified portfolio. The fund also seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed ETF that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS, the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation.

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, real estate investment trusts (“REITs”), listed infrastructure, preferred stock, and master limited partnership (“MLP”) units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

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Under normal market conditions, the fund will seek to invest up to 60% of the portfolio’s assets in products managed by Legg Mason or its affiliates (as described in further detail below).

The fund generally sets a long-term strategic asset allocation target where more than 80% of its assets are invested directly or through underlying ETFs in equities and alternatives. However, during a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the target asset allocation. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers may first allocate to Legg Mason-affiliated products such as ETFs, provided that appropriate products are available. QS may, under certain conditions, also choose Legg Mason-affiliated managers to select individual securities to gain access to certain equity-based exposures or otherwise invest directly in securities. QS intends to rebalance the portfolio (at the next rebalance date) if allocations to products managed by Legg Mason or its affiliates are over 60% of the fund’s assets.

QS may from time to time make tactical increases or decreases that may go outside the fund’s stated equity, fixed income or alternatives ranges, as applicable. These tactical signals are based on a broad range of market and economic trends and quantitative factors.

To implement tactical asset allocation decisions, the portfolio managers may over- and/or under-weight asset classes by adjusting the mix of underlying ETFs, individual securities and/or exchange-traded and over-the-counter derivatives. The portfolio managers will evaluate trading efficiencies and other criteria when deciding which instrument(s) to utilize in portfolio implementation. The fund will also purchase derivatives, such as futures contracts, in connection with Active Drawdown Management as described in greater detail below.

The derivatives used by the fund and/or certain underlying ETFs may include exchange-traded and over-the-counter derivative transactions such as, but not limited to, futures; options; interest rate, total return and credit default swaps; and foreign currency futures and forwards.

As of the date of this Prospectus, the top three industry sectors represented by the fund’s underlying investments are expected to be [    ], [    ] and [    ], which will change over time.

Strategic Allocation

QS’ approach to strategic allocation incorporates the following principles:

•	Start with the long-term expectations of market returns.

•

Combine these with other factors that QS believes drive long-term risk and returns. These factors serve to adjust the long-term expectations with proprietary valuation metrics, growth assumptions and economic cycle indicators.

•	Rebalance the portfolio’s strategic allocation at least annually in order to update the long-term return forecasts and risk and correlation characteristics.

Dynamic Allocation

QS’ dynamic allocation program is deployed to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country to capture medium and long term opportunities in the markets. QS’ approach to dynamic allocation incorporates the following principles:

•	Evaluate the market environment using elements including credit conditions, the economic cycle and sentiment.

•	Generate tactical forecasts based on macro and market factors, with the importance of each factor dynamically adjusted to account for the current market environment.

•	Use these forecasts to shift the portfolio’s tactical allocations among asset classes incorporating the desired risk characteristics and other constraints.

Active Drawdown Management

QS may employ a systematic methodology designed to reduce the risk of extreme market drawdowns or downturns by seeking to forecast near-term portfolio volatility. This methodology, Active Drawdown Management, seeks to mitigate against large portfolio losses by lowering risk exposure during periods of extreme market volatility and re-allocating back into risks when QS believes it is beneficial to the fund.

With this approach, QS uses proprietary estimates of volatility and drawdown risk in order to determine if the fund should reduce the amount of risk it is taking. This de-risking can take several forms including selling risky positions, increasing a portfolio’s exposure to defensive instruments such as cash and short-term bonds, or using futures and options to accomplish a similar effect (including through the use of short sale transactions). If QS determines that de-risking is no longer appropriate, the fund will reverse this process.

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The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise.

Important information

Each fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this Prospectus or in the SAI. Each fund’s investment objectives may be changed by the Board of Trustees’ (the “Board”) without shareholder approval and on notice to shareholders otherwise in this Prospectus or in the SAI.

There is no assurance that a fund will meet its investment objectives.

Each fund’s compliance with its investment limitations and requirements described in this Prospectus is usually determined at the time of investment. If such a percentage limitation is complied with at the time of an investment, any subsequent change resulting from a change in asset values or characteristics will not constitute a violation of that limitation.

Each fund is a fund of funds—it invests primarily in other funds. These underlying funds are ETFs managed by the manager or its affiliates, or unaffiliated investment advisers. QS, each fund’s subadviser, is responsible for implementation of each fund’s overall asset allocation and the risk management strategies described below. Western Asset Management Company (“Western Asset”) manages the portion of each fund’s cash and short-term instruments allocated to it.

More on the funds’ investments in the underlying ETFs

QS will allocate a fund’s assets, in varying degrees, to underlying equity and fixed income ETFs that invest in securities of U.S. and non-U.S. issuers. QS will also allocate a fund’s assets to underlying ETFs that invest in alternative investments. The underlying equity ETFs have a range of investment styles and focuses, including large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities (including real estate investment trusts or “REITs”). The underlying fixed income ETFs also have a range of investment focuses, and include funds that invest primarily in investment grade fixed income securities or in high yield and high risk fixed income securities rated below investment grade (commonly known as “junk” bonds). Furthermore, an underlying ETF may employ strategies similar to those used by hedge funds or invest in alternative investments such as commodities, real estate assets and infrastructure assets.

The underlying ETFs include actively-managed and index-based ETFs. The allocations to such underlying ETFs will include both ETFs managed by the manager or its affiliates and ETFs that are managed by unaffiliated investment advisers. QS may invest the fund’s assets in underlying Legg Mason-affiliated funds that have a limited performance history.

More on the investments of the underlying ETFs

By owning shares of underlying ETFs, a fund invests indirectly, in varying degrees, in equity and fixed income securities of U.S. and non-U.S. issuers as well as in alternative investments. The following summarizes the principal types of securities and instruments in which the underlying ETFs may invest and techniques they may pursue in seeking to achieve their investment objectives. To the extent that a fund directly holds investments, these summaries would apply to those investments as well.

Equity investments

Subject to its particular investment policies, an underlying ETF may invest in all types of equity securities. Equity securities may include exchange-traded and over-the-counter common and preferred stocks, warrants and rights, securities convertible into common stocks, and securities of other investment companies and of REITs.

Fixed income investments

Subject to its particular investment policies, an underlying ETF may invest in all types of fixed income securities, including corporate, mortgage- and asset-backed, government and emerging market debt securities. Fixed income securities represent obligations of corporations, governments and other entities to repay money borrowed. Fixed income securities are commonly referred to as “debt,” “debt obligations,” “bonds” or “notes,” and these terms are used in this Prospectus interchangeably, and, where used, are not intended to be limiting. The issuer of the fixed income security usually pays a fixed, variable or floating rate of interest, and repays the amount borrowed, usually at the maturity of the security. Some fixed income securities, however, do not pay current interest but are sold at a discount from their face values.

Other fixed income securities may make periodic payments of interest and/or principal. Some fixed income securities are partially or fully secured by collateral supporting the payment of interest and principal.

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Alternative investments

Subject to its particular investment policies, an underlying ETF may invest in certain alternative investments such as commodities, real estate assets and infrastructure assets. The underlying ETFs may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities.

Portfolio turnover

Certain underlying ETFs may engage in active and frequent trading to achieve their principal investment strategies, resulting in high portfolio turnover.

Foreign investments

Certain underlying ETFs may invest in securities of foreign issuers, either directly or through depositary receipts.

Corporate debt

Certain underlying ETFs may invest in corporate debt securities, which are fixed income securities usually issued by businesses to finance their operations. Various types of business entities may issue these securities, including corporations, trusts, limited partnerships, limited liability companies and other types of non-governmental legal entities. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by U.S. or foreign companies of all kinds, including those with small, mid and large capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Emerging markets debt

Certain underlying ETFs may invest in U.S. dollar denominated bonds issued by non-sovereign emerging market issuers or bonds issued by emerging market governments denominated in the local currency of the issuer.

Sovereign government and supranational debt

Certain underlying ETFs may invest in sovereign debt, including emerging markets sovereign debt. Sovereign debt securities include fixed income securities issued or guaranteed by governments, their agencies and instrumentalities and their political subdivisions, fixed income securities issued by government-owned, -controlled or -sponsored entities, interests issued for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers, and debt securities issued by supranational entities such as the World Bank or the European Union.

U.S. government securities

Certain underlying ETFs may invest in U.S. government securities. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by Ginnie Mae, this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae and Freddie Mac.

High yield, lower quality securities

Certain underlying ETFs may invest a portion of their assets in debt securities rated below investment grade by a recognized rating agency or unrated securities determined by the fund’s adviser to be of equivalent quality. These securities are commonly referred to as “junk” bonds.

Exchange-traded funds (ETFs)

Certain underlying ETFs may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds. Typically, an ETF seeks to track (positively or negatively) the performance of an index by holding in its portfolio either the same securities that comprise the index or a representative sample of the index. Investing in an ETF gives the underlying ETF exposure to the securities comprising the index on which the ETF is based and the underlying ETF will gain or lose value depending on the performance of the index. Certain ETFs in which an underlying ETF may invest may seek to track (positively or negatively) a multiple of index performance on any given day.

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Exchange-traded notes (ETNs)

Certain underlying ETFs may invest in exchange-traded notes or ETNs, which are debt securities that combine certain aspects of ETFs and bonds. ETNs, like ETFs, may be traded on stock exchanges and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Mortgage-backed and asset-backed securities

Certain underlying ETFs may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Unlike mortgage-backed securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities. CMOs area type of mortgage-backed security. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but may also be collateralized by whole loans or private pass-throughs (referred to as “Mortgage Assets”). Payments of principal and of interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs. In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Collateralized debt obligations (“CDOs”) are a type of asset-backed security. CDOs include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust or other special purpose entity which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other special purpose entity that is typically collateralized by a pool of loans, which may also include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinated corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Like CMOs, CDOs generally issue separate series or “tranches” which vary with respect to risk and yield. These tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of subordinate tranches, market anticipation of defaults, as well as investor aversion to CDO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

Inflation-indexed securities

Certain underlying ETFs may invest in inflation-indexed securities. Inflation-indexed securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. There are two common structures. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. The underlying ETFs may invest in inflation-indexed securities issued in any country.

When-issued securities and delayed-delivery transactions

To secure an advantageous price or yield, an underlying ETF may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by the fund prior to the reciprocal delivery or payment by the other party to the transaction.

Zero coupon securities

Certain underlying ETFs may invest in zero coupon securities, which generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity.

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Derivatives and hedging techniques

Certain underlying ETFs may, but need not, use derivative contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of an asset, such as one or more underlying investments, indexes or currencies. Certain underlying ETFs may engage in a variety of transactions using derivatives, such as futures and options on U.S. and non-U.S. securities, securities indexes, interest rates or currencies, options on these futures and forward foreign currency contracts. Derivatives may be used by a fund and certain of the underlying ETFs for any of the following purposes:

•	As a hedging technique in an attempt to manage risk in the fund’s portfolio

•	As a substitute for buying or selling securities

•	As a means of changing investment characteristics of the fund’s portfolio

•	As a means of attempting to enhance returns

•	As a means of providing exposure to types of investments or market factors

•	As a cash flow management technique

A derivative contract will obligate or entitle the fund or an underlying ETF to deliver or receive an asset or cash payment based on the change in value of one or more investments, indexes or currencies. When a fund or an underlying ETF enters into derivatives transactions, it may be required to segregate assets or enter into offsetting positions, in accordance with applicable regulations. Such segregation is not a hedging technique and will not limit the fund’s or the underlying ETF’s exposure to loss. The fund or the underlying ETF will, therefore, have investment risk with respect to both the derivative itself and the assets that have been segregated to offset the fund’s or the underlying ETF’s derivative exposure. If the segregated assets represent a large portion of the portfolio of the fund or the underlying ETF, this may impede portfolio management or the ability of the fund or the underlying ETF to meet redemption requests or other obligations.

An underlying ETF from time to time may sell protection on debt securities by entering into credit default swaps. In these transactions, an underlying ETF is generally required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default on or downgrade of the debt security and/or a similar credit event. In return, an underlying ETF receives from the counterparty a periodic stream of payments over the term of the contract. If no default occurs, an underlying ETF keeps the stream of payments and has no payment obligations. As the seller, an underlying ETF would effectively add leverage to its portfolio because, in addition to its net assets, an underlying ETF would be subject to loss on the par (or other agreed-upon) value it had undertaken to pay. Credit default swaps may also be structured based on an index or the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).

An underlying ETF may buy credit default swaps to hedge against the risk of default of debt securities held in its portfolio or for other reasons. As the buyer of a credit default swap, an underlying ETF would make the stream of payments described in the preceding paragraph to the seller of the credit default swap and would expect to receive from the seller a payment in the event of a default on the underlying debt security or other specified event.

Commodities and commodity-linked derivative instruments

Certain underlying ETFs may invest in a combination of commodities and commodity-linked instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. These instruments include MLPs, structured notes, bonds, debentures and derivatives, including swaps, forwards, futures and options. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

Real estate investment trusts (REITs)

Certain underlying ETFs may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Unlike corporations, entities that qualify as REITs for U.S. federal income tax purposes are not taxed on income distributed to their shareholders, provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each fund will indirectly bear its proportionate share of any management and other expenses that may be charged by the REITs in which it invests, in addition to the expenses paid by the fund.

Master limited partnerships (MLPs)

Certain underlying ETFs may invest in MLP units. MLPs are limited partnerships whose interests (limited partnership units) are traded on securities exchanges like shares of corporate stock. Currently, most MLPs operate in the energy, natural resources or real estate sectors. The underlying ETFs

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may also invest in MLPs that operate in the asset management industry. Due to their partnership structure, MLPs generally do not pay income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). The amount of cash that any MLP has available to pay its unit holders in the form of distributions/dividends depends generally on the amount of cash flow generated from such company’s operations. Distributions from an MLP often exceed the MLP’s taxable income, decreasing the tax basis of the MLP’s units and increasing a holder’s taxable gain or decreasing a holder’s taxable loss at the time of disposal of such MLP units. An MLP may incur tax losses as well, further decreasing its unit holders’ tax basis of the MLP units. Any such distributions that exceed the remaining tax basis in the MLP units will be taxable as capital gain immediately, assuming the units are held as capital assets. Certain MLP units have restrictions that limit or restrict the acquisition of such MLP units by regulated investment companies such as the fund and certain underlying ETFs. Such limits or restrictions, if enforced, could limit the availability of such units to an underlying ETF or result in a forced sale at a below market price and/or loss of rights to receive MLP distributions.

An underlying ETF may not invest directly more than 25% of the value of its total assets in the securities of MLPs that are treated for U.S. federal income tax purposes as qualified publicly traded partnerships (“QPTPs”) (the “25% Limitation”). A QPTP means a partnership (i) whose interests are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof; (ii) that derives at least 90% of its annual income from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies, (b) real property rents, (c) gain from the sale or other disposition of real property, (d) the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resource (including fertilizer, geothermal energy, and timber), industrial source carbon dioxide, or the transportation or storage of certain fuels, and (e) in the case of a partnership a principal activity of which is the buying and selling of commodities, income and gains from commodities or futures, forwards, and options with respect to commodities; and (iii) that derives less than 90% of its annual income from the items listed in (a) above. The 25% Limitation generally does not apply to publicly traded partnerships that are not energy- or commodity focused, such as, for instance, asset management-related partnerships.

Royalty trusts

Royalty trusts are publicly traded investment vehicles that gather income on royalties and pay out almost all cash flows to stockholders as distributions. Royalty trusts typically have no physical operations and no management or employees. Typically royalty trusts own the rights to royalties on the production and sales of a natural resource, including oil, gas, minerals and timber. As these deplete, production and cash flows steadily decline, which may decrease distribution rates. Royalty trusts are, in some respects, similar to certain MLPs and include risks similar to those MLPs.

Structured notes

Certain underlying ETFs may invest in structured notes. Structured notes are specially-designed derivative debt instruments. The terms of the instrument may be “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), an individual security or a commodity. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index or commodity.

Repurchase agreements

Certain underlying ETFs may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. An underlying ETF will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions that are deemed creditworthy. The value of the securities underlying the repurchase agreement are monitored at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always exceeds the repurchase price.

Reverse repurchase agreements and other borrowings

Certain underlying ETFs may borrow by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, an underlying ETF sells securities to a counterparty, in return for cash, and the underlying ETF agrees to repurchase the securities at a later date and for a higher price, representing the cost to the underlying ETF for the money borrowed.

Borrowing may make the value of an investment in an underlying ETF more volatile and increase the underlying ETF’s overall investment exposure. An underlying ETF may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowings. Interest on any borrowings will be a fund expense and will reduce the value of the underlying ETF’s shares.

Certain underlying ETFs may be authorized to borrow money, including for investment or cash management purposes. In addition, certain underlying ETFs may utilize investment techniques and invest in certain financial instruments, such as derivatives, that may result in financial leverage.

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Investments in hedge fund-type strategies

Certain underlying ETFs may employ a broad variety of hedge fund-type strategies, including but not limited to those set forth below. It is currently anticipated that the funds will not invest in illiquid underlying ETFs. The underlying ETFs may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. Underlying ETFs may employ proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

Non-diversified investments

Each fund is currently classified as a non-diversified fund under the 1940 Act. The underlying ETFs may be classified as diversified or non-diversified under the 1940 Act.

Short positions

Certain underlying ETFs may sell securities short from time to time or engage in shorting strategies including investing in derivatives that increase in value as the value of the reference asset or index decreases. In addition, the fund may invest in “short ETFs” or “short ETNs.” In seeking to meet their investment objectives, short ETFs and short ETNs may engage to a significant extent in short sales. A short sale is a transaction in which an underlying ETF or ETN sells securities it does not own in anticipation of a decline in the market price of the securities.

If QS believes the fund may benefit from taking a direct short position in an asset class, it may do so by, among other means, causing the fund to sell short shares of an ETF that invests in the subject asset class.

Concentrated investments

An underlying ETF’s investments may be concentrated in a particular industry, group of industries, sector, geographic region, or asset class or in underlying funds that employ a particular strategy.

Lending of portfolio securities

Consistent with applicable regulatory requirements, a fund and the underlying ETFs may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Board. Loans of portfolio securities will be collateralized by cash. The fund and the underlying ETFs would typically invest cash collateral received in short-term investments. The fund and the underlying ETFs would generally lend portfolio securities to earn income. Loans will be made to firms deemed by QS, the adviser or other lending agent for the underlying ETF to be of good standing and will not be made unless, in the judgment of QS or the adviser of the underlying ETF, the consideration to be earned from such loans would justify the risks.

Non-publicly traded and illiquid securities

Certain underlying ETFs may invest in non-publicly traded and illiquid securities, including securities subject to legal or contractual restrictions on resale or lacking readily available markets.

When-issued securities and delayed-delivery transactions

To secure an advantageous price or yield, an underlying ETF may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by the underlying ETF prior to the reciprocal delivery or payment by the other party to the transaction.

Zero coupon securities

Certain underlying ETFs may invest in zero coupon securities, which generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity.

Bank loans

Certain underlying ETFs may invest in bank loans. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The underlying ETFs may obtain interests in bank loans through participations or assignments. The purchaser of a participation generally has no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of set-off against the borrower. The purchaser of an assignment acquires direct rights against the borrower on the loan.

Money market funds

Certain underlying ETFs may invest in money market funds.

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Small capitalization issuers

Certain underlying ETFs may focus on investments in small capitalization companies.

Cash management and defensive investing

Certain underlying ETFs may hold cash pending investment, and may invest in other short-term defensive instruments for cash management purposes. The amount of assets an underlying ETF may hold for cash management purposes will depend on market conditions and the need to meet expected redemption requests. Certain underlying ETFs may depart from their principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of short-term defensive instruments, including U.S. Treasury bills, money market funds and cash without regard to any percentage limitations. Although an underlying ETF has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

If an underlying ETF has a significant amount of exposure to short-term defensive instruments or sells index options or index futures contracts short, it may be more difficult for the fund to achieve high total returns. If the underlying ETF increases its exposure to short-term defensive instruments or options and futures during periods of high volatility, the underlying ETF may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Other investments

A fund reserves the right in certain circumstances to invest directly in the types of investments held by the underlying ETFs.

A fund and the underlying ETFs may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. Moreover, the funds and the underlying ETFs might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

More on risks of investing in the funds and the underlying ETFs

Below are descriptions of the main factors that may play a role in shaping each fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. Because the funds invest primarily in the underlying ETFs, rather than directly in securities or other instruments, the strategies and risks below are generally described by reference to the underlying ETFs. However, to the extent that the funds invest directly in securities and other instruments, the strategies and risks described below are also directly applicable to the funds.

Affiliated funds risk. The funds’ manager serves as manager of certain underlying ETFs. In addition, a fund may invest in certain underlying ETFs for which QS serves as an adviser. It is possible that a conflict of interest among the fund and the underlying ETFs could affect how the fund’s manager or QS fulfills its fiduciary duty to the fund and the underlying ETFs. For example, QS may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying ETFs or to those funds for which a subadviser serves as an adviser. However, the fund has adopted procedures in seeking to mitigate these concerns.

Allocation risk. A fund’s ability to achieve its investment objectives depends upon QS’ skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in risk management and in selecting the best mix of underlying ETFs. The value of your investment may decrease if QS’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

In implementing the risk management strategy, the fund will be subject to heightened allocation risk, as QS will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Alternative strategies risk. The underlying ETFs will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the funds to greater volatility and loss. The underlying ETFs may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. While an underlying ETF may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying ETF could lose money on both positions, if the underlying ETF’s adviser judges the market incorrectly. Furthermore, a fund may invest in underlying ETFs employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

Asset class risk. Securities or other assets in a fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

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Asset class variation risk. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income or alternative). However, under normal market conditions, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially over time.

Assets under management (AUM) Risk. From time to time a third party, LMPFA and/or affiliates of LMPFA or the funds may invest in a fund or an underlying ETF and hold its investment for a specific period of time in order for the fund or underlying ETF to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the fund or underlying ETF would be maintained at such levels.

Authorized Participant concentration risk. Only an Authorized Participant (as defined in the “Purchase and sale of fund shares” section of this Prospectus) may engage in creation or redemption transactions directly with the funds. The funds have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business, elect not to transact with the fund, or are unable to proceed with creation and/or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Bank loans risk. When purchasing a participation in a bank loan, an underlying ETF will assume the credit risk of both the borrower and the lender that is selling the participation. The underlying ETF may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the underlying ETF’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Borrowing risk. Certain borrowings may create an opportunity for increased return but, at the same time, create special risks. Borrowing may make the value of an investment in an underlying ETF more volatile and increase the underlying ETF’s overall investment exposure. For example, borrowing may exaggerate changes in the NAV of the underlying ETF’s shares and in the return on the underlying ETF’s securities holdings. The underlying ETF may be required to liquidate fund securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. Interest on any borrowing will be a fund expense and will reduce the value of the underlying ETF’s shares.

Call risk. During periods of falling interest rates, an issuer of a callable bond held by an underlying ETF may “call” or repay the security before its stated maturity, and the underlying ETF may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the underlying ETF’s income, or in securities with greater risks or with other less favorable features.

Cash management risk. In implementing the risk management strategy, the funds may have significant exposure to short-term defensive instruments, which typically will include Treasury bills and cash. The value of the investments held by the funds or an underlying ETF for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund or underlying ETF holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund or an underlying ETF holds cash uninvested, the fund will not earn income on the cash. If a significant amount of the fund’s or underlying ETF’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objectives. If the fund or an underlying ETF has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may not achieve high total returns. If the fund increases its exposure to short-term defensive instruments during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Cash transactions risk. Unlike most other ETFs, certain underlying ETFs expect to effect all of their creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require certain underlying ETFs to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause certain underlying ETFs to sell a security and recognize a capital gain or loss that might not have been incurred if they had made a redemption in-kind. As a result, certain underlying ETFs may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause certain underlying ETFs’ shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to certain underlying ETFs’ NAVs. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through certain underlying ETFs. Most investors will buy and sell shares of certain underlying ETFs on an exchange through a broker-dealer. Furthermore, certain underlying ETFs may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine certain underlying ETFs’ NAVs. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, certain underlying ETFs’ performance could be negatively impacted.

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Commodities and commodity-linked derivatives risk. The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. However, the failure of commodity markets to exhibit low to negative correlation to general financial markets will reduce benefits of diversification. Investments in commodities and commodity-linked derivative instruments may subject an underlying ETF to greater volatility than investments in traditional securities. Such investments may be speculative. The value of commodities and related instruments may be affected by changes in overall market movements; changes in interest and inflation rates; factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; global supply and demand for a particular commodity; and investment and trading activities of certain mutual funds, hedge funds and commodity funds that invest in commodities and commodity-linked investments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the an underlying ETF’s NAV), and there can be no assurance that the underlying ETF’s use of leverage will be successful. In addition, to the extent that an underlying ETF gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.

Commodity regulatory risk. The funds are deemed “commodity pools” and the manager is considered a “commodity pool operator” with respect to the funds under the Commodity Exchange Act. Certain underlying ETFs are also deemed to be a “commodity pool” and those underlying ETFs’ managers are considered “commodity pool operators” with respect to the underlying ETFs under the Commodity Exchange Act. The manager, directly or through its affiliates, and the underlying ETF’s managers are therefore subject to dual regulation by the SEC and the CFTC. Due to recent regulatory changes, additional regulatory requirements may be imposed and additional expenses may be incurred by the underlying ETF. The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Concentration risk. To the extent the fund’s or an underlying ETF’s investments are concentrated, the fund may present more risks than if it were broadly diversified over numerous industries, group of industries, sectors, geographic regions, asset classes, or underlying ETF strategies. A downturn in any category in which the fund or an underlying ETF may be concentrated would have a larger negative impact on the fund than on a fund that does not concentrate its investments.

Conflicts of interest risk. The manager and subadviser will have potential conflicts of interests which could interfere with their management of the funds. For example, the manager and subadviser may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objectives and strategies of the funds but may have different fee structures than those of the fund, creating potential conflicts of interest in investment decisions regarding investments that may be appropriate for the fund and the manager’s or subadviser’s other clients. The manager and the subadviser may have incentives to invest in ETFs managed by them or their affiliates. In addition, the activities in which the manager or subadviser and their affiliates are involved may limit or preclude the flexibility that the fund may otherwise have to participate in certain investments or may place limits on purchases and redemptions of underlying ETFs.

Consumer discretionary sector risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Consumer staples sector risk. The consumer staples sector may be affected by, among other things, marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Convertible securities risk. Convertible securities are subject both to the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of the equity security underlying a convertible security rises, the convertible security tends to trade on the basis of its equity conversion features.

Counterparty risk. A fund and an underlying ETF will be subject to credit risk with respect to the counterparties with which the fund and an underlying ETF enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the fund or an underlying ETF may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the fund and/or the underlying ETF. If the fund or underlying ETF holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Credit risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by a fund or an underlying ETF fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or

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the credit quality or value of any underlying assets declines, the value of the fund’s investment in the underlying ETF could decline. If the fund or an underlying ETF enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when- issued, delayed delivery and forward commitment transactions), the fund will be subject to the credit risk presented by the counterparty. In addition, the fund or an underlying ETF may incur expenses in an effort to protect its interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which the fund or an underlying ETF invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics. Credit risk is typically greatest for the fund’s or an underlying ETF’s high yield debt securities, which are rated below the Baa/BBB categories or unrated securities of comparable quality (“junk” bonds”).

An underlying ETF may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. An underlying ETF is more likely to suffer a credit loss on subordinated securities than on non-subordinated securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer’s non-subordinated securities. In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Currency transactions risk. A forward foreign currency contract is an over-the-counter contract between two parties to purchase or sell a specified amount of a specific currency at a future date at a an agreed-upon exchange rate set at the time of the contract. A non-deliverable currency forward is an over-the-counter currency forward settled in a specified currency, on a specified date, based on the difference between the agreed upon exchange rate and the market exchange rate. An underlying ETF may not fully benefit from or may lose money on forward currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the underlying ETF’s holdings. The ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled. Over-the-counter currency transactions expose an underlying ETF to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. This risk will be higher to the extent that the underlying ETF trades with a single counterparty or small number of counterparties.

A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadviser, Authorized Participants, the relevant listing exchange and/or the fund’s service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

De-risking strategy risk. In implementing the de-risking strategy, QS may sell shares a fund holds in underlying ETFs and other liquid securities or engage in short sale transactions involving futures contracts. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming underlying ETF holdings. The fund may incur additional trading costs while implementing the de-risking strategy, which may reduce the fund’s performance. There is no guarantee that the de-risking strategy will work, and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Derivatives risk. Derivatives involve special risks and costs and may result in losses to a fund or an underlying ETF, even when used for hedging purposes. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates, currencies or the derivatives themselves, behave in a way not anticipated by the fund or an underlying ETF, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase a fund’s volatility, which is the degree to which the fund’s share price

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may fluctuate within a short time period. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The other parties to certain derivatives transactions present the same types of credit risk as issuers of fixed income securities.

Derivatives also tend to involve greater liquidity risk and they may be difficult to value. A fund or an underlying ETF may be unable to terminate or sell its derivative positions. In fact, over-the-counter derivatives are entered into without a central clearinghouse and may not have liquidity beyond the counterparty to the instrument. The value of such a derivative transaction will depend on, among other factors, the ability and the willingness of a counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, a fund’s or an underlying ETF’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the fund’s or the underlying ETF’s rights as a creditor (e.g., the fund or underlying ETF may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for a fund’s or an underlying ETF’s derivative positions at any time.

Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives or similar instruments may have different tax consequences for the fund or an underlying ETF than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. A fund may be exposed to additional risks as a result of the additional regulations. The extent and impact of the additional regulations are not yet fully known and may not be for some time. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund or an underlying ETF. If the proposed rule takes effect, it could limit the ability of the fund or an underlying ETF to invest in derivatives.

Investments by a fund or an underlying ETF in structured securities, a type of derivative, raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in securities. These issues could be resolved in a manner that could hurt the performance of a fund.

Swap agreements tend to shift a fund’s investment exposure from one type of investment to another. For example, a fund may enter into interest rate swaps, which involve the exchange of interest payments by a fund with another party, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. If an interest rate swap intended to be used as a hedge negates a favorable interest rate movement, the investment performance of a fund would be less than what it would have been if the fund had not entered into the interest rate swap.

Credit default swap contracts involve heightened risks and may result in losses to a fund. Credit default swaps may be illiquid and difficult to value. If a fund buys a credit default swap, it will be subject to the risk that the credit default swap may expire worthless, as the credit default swap would only generate income in the event of a default on the underlying debt security or other specified event. As a buyer, a fund would also be subject to credit risk relating to the seller’s payment of its obligations in the event of a default (or similar event). If a fund sells a credit default swap, it will be exposed to the credit risk of the issuer of the obligation to which the credit default swap relates. As a seller, a fund would also be subject to leverage risk, because it would be liable for the full notional amount of the swap in the event of a default (or similar event).

The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, a fund may not be able to enter into swaps that meet its investment needs. A fund also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The fund will assume the risk that the clearinghouse may be unable to perform its obligations.

A fund will be required to maintain its positions with a clearing organization through one or more clearing brokers. The clearing organization will require the fund to post margin and the broker may require the fund to post additional margin to secure the fund’s obligations. The amount of margin required may change from time to time. In addition, cleared transactions may be more expensive to maintain than over-the-counter transactions and may require the fund to deposit larger amounts of margin. The fund may not be able to recover margin amounts if the broker has financial difficulties. Also, the broker may require the fund to terminate a derivatives position under certain circumstances. This may cause the fund to lose money.

Risks associated with the use of derivatives are magnified to the extent that an increased portion of a fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

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Dividend paying stock risk (Income ETF, Moderate Growth ETF, High Growth ETF). There is no guarantee that the issuers of the stocks held by an underlying ETF will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. An underlying ETF’s emphasis on dividend-paying stocks could cause the underlying ETF, and thus the fund, to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Energy sector risk. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations, energy conservation efforts and potential civil liabilities. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of these companies depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector.

ETF of ETFs risk. Investing in underlying ETFs will give a fund exposure to the securities in which the underlying ETFs invest (for index-based ETFs, securities comprising the indexes on which the ETFs are based) and will expose the fund to risks similar to those of investing directly in those securities. With respect to index-based underlying ETFs, the fund will generally gain or lose value on holdings of such an underlying ETF consistent with the performance of the index on which the underlying ETF is based. Like the fund, the shares of the underlying ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of the underlying ETFs. The fund will indirectly bear its proportionate share of the management fees and other expenses that are charged by the underlying ETFs in addition to the management fees and other expenses paid by the fund. Your cost of investing in the fund, as an ETF of ETFs, may be higher than the cost of investing in a fund that only invests directly in individual securities.

An underlying ETF may change its investment objectives or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying ETF at a time that is unfavorable to the fund. In addition, one underlying ETF may buy the same securities that another underlying ETF sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Investing primarily in other funds presents special risks:

•	One underlying ETF may buy the same securities that another underlying ETF sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

•

The underlying ETFs invest principally in the securities constituting their asset class (e.g., equity, fixed income or alternatives). However, under normal market conditions an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending on QS’ classification of an underlying ETF as primarily investing in a particular asset class (e.g., equity, fixed income or alternatives), the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the assets of the fund invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its intended allocation for that asset class.

•

An underlying ETF may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash without regard to any percentage limitations. If an underlying ETF takes a temporary defensive position, the fund may be unable to achieve its investment objectives.

As a fund’s allocations among the underlying ETFs change from time to time, or to the extent that the expense ratio of any underlying ETF changes, the weighted average operating expenses borne by the fund may increase or decrease.

ETFs risk. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at NAV, and therefore may trade at either a premium or discount to NAV.

Exchange-traded notes (ETNs) risk. ETNs are not structured as investment companies and thus are not regulated under the 1940 Act. ETNs may be traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but there are no periodic interest payments and principal is not protected. The fund (directly or through an underlying ETF) is exposed to the risk that an ETN’s issuer will not have sufficient assets to make interest or principal payments. Unlike ETFs, ETNs are not investments in a dedicated pool of the issuer’s assets. The fund (directly or through an underlying ETF) could lose some or the entire amount invested in an ETN.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause an underlying ETF’s share price to be more volatile.

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Financials sector risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the funds and the underlying ETFs.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the fund’s investment in that issuer. Underlying ETFs are subject to greater levels of credit risk to the extent they hold below investment grade debt securities, or “junk” bonds. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably.

Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Foreign investments and emerging market risk. The underlying ETFs’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying ETF may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying ETF’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, and political or financial instability. Lack of information may also affect the value of these securities.

The value of an underlying ETF’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for an underlying ETF to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for an underlying ETF to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so. In certain foreign markets, settlement and clearance procedures may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments. To the extent an underlying ETF focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.

Foreign custody risk. Foreign custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by banks, agents and depositories in securities markets that are less developed than those in the United States. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel non-U.S. agents to hold securities in designated depositories that may not be subject to independent evaluation. The laws of certain countries may place limitations on the ability to recover assets if a non-U.S. bank, agent or depository becomes insolvent or enters bankruptcy. Non-U.S. agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. In general, the less developed a country’s securities market is, or the more difficult communication is with that location, the greater the likelihood of custody problems.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the

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risk that stocks may remain undervalued. An underlying ETF may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Healthcare sector risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Hedging risk. The decision as to whether and to what extent an underlying ETF will engage in hedging transactions to hedge against such risks as credit risk, currency risk and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of the underlying ETF and the availability of suitable transactions. Accordingly, there can be no assurance that an underlying ETF will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

High portfolio turnover risk. An underlying ETF may engage in active and frequent trading of its portfolio securities. High portfolio turnover (considered by the fund to mean higher than 100% annually) may result in increased transaction costs to an underlying ETF, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

High yield (“junk”) bonds risk (Income ETF, Conservative Growth ETF, Moderate Growth ETF, High Growth ETF). High yield bonds, often called “junk” bonds, have a higher risk of issuer default or may be in default and are considered speculative. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. High yield bonds may also be less liquid than higher-rated securities, which means an underlying ETF may have difficulty selling them at times, and it may have to apply a greater degree of judgment in establishing a price for purposes of valuing fund shares. High yield bonds generally are issued by less creditworthy issuers. Issuers of high yield bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. An underlying ETF may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. High yield bonds frequently have redemption features that permit an issuer to repurchase the security from the underlying ETF before it matures. If the issuer redeems high yield bonds, the underlying ETF may have to invest the proceeds in bonds with lower yields and may lose income.

Income risk. An underlying ETF’s income may decline when interest rates fall. This decline can occur because an underlying ETF may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called; bonds in an underlying index are substituted; or the underlying ETF otherwise needs to purchase additional bonds.

Industrials sector risk. The industrials sector may be adversely affected by supply and demand for products and services, product obsolescence, claims for environmental damage and product liability, imposition of import controls and general economic conditions, among other factors. The underlying ETFs may be adversely affected by events or developments negatively impacting the industrials sector or issuers within the industrials sector.

Inflation-indexed securities risk. The values of inflation-indexed fixed income securities generally fluctuate in response to changes or expectations of changes in real interest rates (approximately nominal interest rates minus the inflation rate). Therefore, if inflation rates were to rise faster than nominal interest rates, the value of inflation-indexed securities would likely increase. In contrast, if nominal interest rates increased faster than the inflation rate, the value of inflation-indexed securities would likely decrease. Although the principal value of many inflation-indexed securities declines in periods of deflation, holders at maturity receive no less than the par value of the security. However, if an underlying ETF purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation or lower level of inflation. If inflation is lower than expected during the period an underlying ETF holds an inflation-indexed security, the underlying ETF may earn less on the security than on a conventional bond.

If real interest rates rise (i.e., if interest rates rise for reasons other than inflation, for example, due to changes in currency exchange rates), the value of inflation-indexed securities held by an underlying ETF will decline. Moreover, because the principal amount of inflation-indexed securities would be adjusted downward during a period of deflation, an underlying ETF will be subject to deflation risk with respect to its investments in these securities. Inflation-indexed securities are tied to indices that are calculated based on rates of inflation for prior periods.

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Any increase in principal value caused by an increase in the index to which the inflation indexed securities is tied is treated as taxable income to the owner in the year the increase occurs, even though the underlying ETF will not receive the adjusted principal amount until the bond matures. Thus, the underlying ETF could be required to sell other securities to pay taxes on this income, including when it is not advantageous to do so.

TIPS, or Treasury Inflation-Protection Securities, are guaranteed as to principal and interest by the U.S. government. The interest rate at which the Treasury sells TIPS is established by an auction. Throughout the life of the security, that interest rate remains fixed, with interest paid semi-annually. However, the principal amount of the bond fluctuates periodically in accordance with the Consumer Price Index for All Urban Consumers (“CPI-U”), and interest is determined based on the adjusted principal. There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Information technology sector risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Investing in developed countries risk. An underlying ETF’s investment in developed country issuers may subject the underlying ETF to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Investing in the United States risk. Certain underlying ETFs have significant exposure to U.S. issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which those underlying ETFs have exposure.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying ETF may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an underlying ETF’s value may not rise as much as the value of funds that have a greater investment in companies with smaller market capitalizations.

Leveraging risk. The value of your investment may be more volatile if the underlying ETFs borrow or use derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the underlying ETF would otherwise have had. The underlying ETF may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of an underlying ETF’s assets.

Liquidity risk. Liquidity risk exists when particular investments are impossible or difficult to sell. Although most of each fund’s investments must be liquid at the time of investment, investments may become illiquid after purchase by the fund, particularly during periods of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. When the fund or an underlying ETF holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if a fund is forced to sell these investments to meet redemption requests or for other cash management needs, it may suffer a loss. The fund or underlying ETF may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. In addition, when there is illiquidity in the market for certain investments, a fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector. Further, certain securities, once sold, may not settle for an extended period (for example, several weeks or even longer). The fund or an underlying ETF will not receive its sales proceeds until that time, which may constrain the fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Some assets held by an underlying ETF may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If an underlying ETF is forced to sell an illiquid asset to meet redemption requests or other cash needs, the ETF may be forced to sell at a loss.

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Long/short strategy risk. While an underlying ETF may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying ETF could lose money on both positions, if the adviser to the underlying ETF judges the market incorrectly.

Market and interest rate risk. The market prices of fixed income and other securities owned by a fund and the underlying ETFs may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by the fund and the underlying ETFs fall, the value of your investment in the fund will decline. The value of a security may fall due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

The market prices of securities may fluctuate significantly when interest rates change. When interest rates rise, the value of fixed income securities, and therefore the value of your investment in the fund, generally goes down. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. Generally, the longer the maturity or duration of a fixed income security, the greater the impact of a rise in interest rates on the security’s value. However, calculations of duration and maturity may be based on estimates and may not reliably predict a security’s price sensitivity to changes in interest rates. Moreover, securities can change in value in response to other factors, such as credit risk. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. When interest rates go down, the fund’s yield will decline. Also, when interest rates decline, investments made by the fund may pay a lower interest rate, which would reduce the income received by the fund.

Market events risk. In the past decade financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which an underlying ETF invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not an underlying ETF invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Market sector risk. An underlying ETF may be significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more sensitive to developments affecting those companies, industries or sectors.

Market trading risk.

Absence of active market. Although shares of the funds are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in fund shares. The absence of an active market for the funds’ shares may contribute to the funds’ shares trading at a premium or discount to NAV.

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Risk of secondary listings. A fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the fund’s shares will continue to trade on any such stock exchange or in any market or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. A fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary market trading risk. Shares of a fund may trade in the secondary market at times when the fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the fund accepts purchase and redemption orders.

Secondary market trading in fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

Shares of the funds, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Shares of the funds may trade at prices other than NAV. Shares of the funds trade on stock exchanges at prices at, above or below the fund’s most recent NAV. The NAV of each fund is calculated at the end of each business day and fluctuates with changes in the market value of the fund’s holdings. The trading price of each fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for fund shares and the underlying value of the fund’s portfolio holdings or NAV. As a result, the trading prices of a fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of significant redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO A FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, the subadviser believes that large discounts or premiums to the NAV of the funds are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a fund’s shares normally will trade on stock exchanges at prices close to the fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the fund’s shares trading at a discount to NAV.

Costs of buying or selling fund shares. Buying or selling fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). There may also be regulatory and other charges that are incurred as a result of trading activity. The spread varies over time for shares of a fund based on trading volume and market liquidity, and is generally narrower if the fund has more trading volume and market liquidity and wider if the fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider spreads. Because of the costs inherent in buying or selling fund shares, frequent trading may detract significantly from investment results and an investment in fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.

Master limited partnership (“MLP”) investment risk (Income ETF, Conservative Growth ETF, Moderate Growth ETF, High Growth ETF). An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have the rights typically afforded to limited partners in a limited partnership. Additionally, conflicts of interest may exist between common unit holders and the general partner of an MLP; for example, a conflict may arise as a result of incentive distribution payments. The amount of cash that any MLP has available to pay its unit holders in the form of distributions/dividends depends on the amount of cash flow generated from such company’s operations. Cash flow from operations will vary from quarter to quarter and is largely dependent on factors affecting the MLP’s operations and factors affecting the energy, natural resources or real estate sectors in general. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. In addition, MLPs are generally considered interest-rate sensitive investments and during periods of interest rate volatility may not provide attractive returns.

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MLPs may be adversely affected by fluctuations in the prices of commodities and may be impacted by the levels of supply and demand for commodities. The performance of MLPs operating in the real estate sector may be linked to the performance of the real estate markets, including the risk of falling property values and declining rents, and from changes in interest rates or inflation. The performance of MLPs operating in the asset management sector may be linked to the performance of the financial markets generally. Much of the benefit the fund derives from its direct or indirect investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for U.S. federal income tax purposes. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes and subject to corporate level tax on its income, and could reduce the amount of cash available for distribution by the MLP to its unit holders, such as the fund or an underlying ETF. If an MLP were classified as a corporation for federal income tax purposes, the MLP may incur significant federal and state tax liability, likely causing a reduction in the value of the fund’s or an underlying ETF’s shares.

Materials sector risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Model risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy. In addition, the investment models used by the subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Money market funds risk. A fund may invest in money market funds, which are registered open-end funds that generally seek to maintain a stable $1.00 per share price. The fund may, however, lose money if shares of money market funds in which it invests fall below $1.00 per share.

Mortgage-backed and asset-backed securities risk. Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise. Prepayments may also occur on a scheduled basis or due to foreclosure. When market interest rates increase, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage- backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the underlying ETF.

Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages tend to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

At times, some of the mortgage-backed securities in which the underlying ETFs may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

The value of mortgage-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. For mortgage derivatives and structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Asset-backed securities are structured like mortgage-backed securities and are subject to many of the same risks. The ability of an issuer of asset- backed securities to enforce its security interest in the underlying assets or to otherwise recover from the underlying obligor may be limited. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

National closed market trading risk. Where the underlying securities held by a fund trade on foreign exchanges that are closed when the securities exchange on which the fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the fund’s quote from the closed foreign market), resulting in premiums or discounts to the fund’s NAV that may be greater than those experienced by other ETFs.

Non-diversification risk. An underlying ETF may be classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the underlying ETF invests its assets in a smaller number of issuers, the underlying ETF will be more susceptible to negative events affecting those issuers than a diversified fund.

Non-U.S. issuers risk. Securities issued by non-U.S. issuers have different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or

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More on the funds’ investment strategies, investments and risks cont’d exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, uncertainties of transnational litigation, and potential restrictions of the flow of international capital, including the possible seizure or nationalization of the non-U.S. securities held by an underlying ETF. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Unfavorable political, economic or governmental developments in non-U.S. countries could affect the payment of principal and interest. Non-U.S. securities may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, the value of these securities may fluctuate due to changes in the exchange rate of the issuer’s local currency against the U.S. dollar.

Operational risk. Your ability to transact with a fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The fund and its shareholders could be negatively impacted as a result.

Portfolio management risk. The value of your investment may decrease if a fund’s or an underlying ETF’s adviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the fund’s or an underlying ETF’s adviser. In addition, the fund’s or an underlying ETF’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the fund’s or an underlying ETF’s adviser and could have an adverse effect on the value or performance of the fund or an underlying ETF. Furthermore, the implementation of the fund’s investment strategies is subject to a number of constraints, which could also adversely affect the fund’s value or performance.

Portfolio rebalancing risk. Apart from scheduled rebalances, an index provider may carry out additional ad hoc rebalances to an underlying index in order, for example, to correct an error in the selection of index constituents. Where the underlying index of an underlying ETF is rebalanced and the underlying ETF in turn rebalances its portfolio to attempt to correlate it to its underlying index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the underlying ETFs and their shareholders, including the funds. Unscheduled rebalances to the underlying indexes may also expose an underlying ETF to tracking error risk, which is the risk that its returns may not track exactly those of the underlying indexes. Therefore, errors and additional ad hoc rebalances carried out by the index providers to the underlying indexes may increase the costs and market exposure risk of the underlying ETFs.

Portfolio turnover risk. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund’s or an underlying ETF’s performance.

Preferred stock risk (Income ETF, Conservative Growth ETF, Moderate Growth ETF, High Growth ETF). Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that an underlying ETF invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the fund’s investments to decline.

Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if a fund or an underlying ETF holds a fixed income security subject to prepayment or call risk, the fund will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the fund or an underlying ETF would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the fund or an underlying ETF purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the fund or underlying ETF may lose the amount of the premium paid in the event of prepayment.

Privatization risk (Income ETF, Conservative Growth ETF, Moderate Growth ETF, High Growth ETF). Some countries in which an underlying ETF may invest have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Real assets risk. Investments in real assets, directly or through an underlying ETF, such as REITs, MLPs and royalty trusts that operate in the real estate, natural resources and commodities sectors, involve a high degree of risk, including significant financial, operating, and competitive risks. Investments in REITs, MLPs and royalty trusts expose the fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss. Also, real asset investments involve exposure to business cycles, local economic

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conditions and other factors that may not be present with other types of investments. These risks may be increased for investments in real assets located outside the United States.

REITs risk. Investments in REITs expose a fund or an underlying ETF to risks similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. Investments in REITs are also affected by general economic conditions. An underlying ETF will indirectly bear its proportionate share of any management and other expenses that may be charged by the REITs in which it invests, in addition to the expenses paid by the underlying ETF. REITs may be leveraged, which increases risk.

Repurchase agreements risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon an underlying ETF’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the underlying ETF has purchased has decreased, the fund could experience a loss.

Reverse repurchase agreements and leveraging risk. A fund or certain underlying ETFs may take on leveraging risk by, among other things, engaging in derivative transactions or reverse repurchase agreements. When the fund engages in transactions that have a leveraging effect on its portfolio, the value of the fund will be more volatile and all other risks tend to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of the fund’s underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Risk of increase in expenses. Your actual costs of investing in a fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease as a result of redemptions in underlying ETFs or otherwise, or if a fee limitation is changed or terminated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Royalty trust risk. Royalty trusts are exposed to many of the same risks as MLPs. In addition, the value of the equity securities of the royalty trusts in which the fund invests may fluctuate in accordance with changes in the financial condition of those royalty trusts, the condition of equity markets generally, commodity prices and other factors. Distributions on royalty trusts in which the fund may invest will depend upon the declaration of distributions from the constituent royalty trusts, but there can be no assurance that those royalty trusts will pay distributions on their securities. Typically royalty trusts own the rights to royalties on the production and sales of a natural resource, including oil, gas, minerals and timber. As these deplete, production and cash flows steadily decline, which may decrease distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.

Securities lending risk. Lending securities involves the risk of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially. An underlying ETF could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including borrowings and many types of derivatives, an underlying ETF may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of an underlying ETF’s assets, in some circumstances, may limit the flexibility of the underlying ETF’s adviser.

Short positions risk. Short positions involve leverage and there is no limit on the amount of loss on a security that is sold short. An underlying ETF may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the underlying ETF may be required to pay in connection with the short position. Shorting options or futures may have an imperfect correlation to the assets held by the underlying ETF and may not adequately protect against losses in or may result in greater losses for the underlying ETF’s portfolio.

Small and medium capitalization company risk. A fund will be exposed to additional risks as a result of its investments (directly or through an underlying ETF) in ties of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the subadviser or an underlying ETF’s adviser believes appropriate and may offer greater potential for losses.

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More on the funds’ investment strategies, investments and risks cont’d

Sovereign debt risk (Income ETF). Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and an underlying ETF may be unable to enforce its rights against the issuers.

Stock market and equity securities risk. The securities markets are volatile and the market prices of each fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The value of a particular security may decline due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. If the market prices of the securities owned by a fund fall, the value of your investment in the fund will decline.

Structured notes risk. Structured notes are subject to interest rate risk and are also subject to credit risk with respect both to the borrower and to the issuer of the underlying investment. If the underlying investment or index does not perform as anticipated, the investment might pay less interest than the stated coupon payment or repay less principal upon maturity. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a complete loss of invested capital. Structured notes may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Technology sector risk. Technology companies, including information technology companies, face intense competition, both domestically and internationally, which may have an adverse effect on a company’s profit margins. Technology companies may have limited product lines, markets, financial resources and/or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability.

Telecommunications sector risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulation and obsolescence of telecommunications products and services due to technological advancement.

Total return swap risk. A fund may obtain exposure to investment strategies (including hedge fund strategies) through the use of one or more total return swaps through which the fund makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives or commodity interests actively managed by a third-party investment manager identified by QS. The fund’s investment in the swap is subject to leverage risk because the notional amount of the swap and/or the aggregate notional allocations to the third-party investment managers included in the basket may exceed the fund’s net assets. The fund’s returns are reduced or its losses increased by the costs associated with the swap, which are the fees deducted by the counterparty in the calculation of the basket. The costs associated with the swap, which may be significant, will vary depending on the notional allocations to the third party investment managers included in the basket and the performance of the third-party investment managers’ trading strategies and are separate from and in addition to the fund’s operating expenses shown in the “Annual fund operating expenses” table. In addition, there is the risk that the swap may be terminated by the fund or the counterparty in accordance with its terms or as a result of regulatory changes. If the swap were to terminate, the fund may be unable to implement its investment strategies or to achieve its investment objectives.

Trading issues risk. Trading in shares of a fund on NASDAQ (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the funds will continue to be met or will remain unchanged.

U.S. government securities risk. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Ginnie Mae, this guarantee does not apply to losses resulting from declines in the market value of these securities.

U.S. Treasury obligations risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of an underlying ETF’s U.S. Treasury obligations to decline.

Valuation risk. Many factors may influence the price at which a fund or an underlying ETF could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities or other instruments that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, a fund may value these investments using more subjective methods, such as fair value methodologies.

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Authorized Participants who purchase or redeem fund shares on days when the fund or an underlying ETF is holding fair-valued securities or other instruments may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the fund or the underlying ETF had not fair-valued the security or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the underlying ETF determines its NAV. In addition, the value of the securities or other assets in an underlying ETF’s portfolio may change on days or during time periods when shareholders will not be able to purchase or redeem shares of the underlying ETF. An underlying ETF’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Volatility risk. The value of the securities and other assets in an underlying ETF’s portfolio may fluctuate, sometimes rapidly and unpredictably. The value of a security or other asset may fluctuate due to factors affecting markets generally or particular industries. The value of a security may also be more volatile than the market as a whole. This volatility may affect the fund’s NAV. Securities in an underling ETF’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual underlying securities or sectors may increase the volatility of the fund.

When-issued securities and delayed-delivery transactions risk. In entering into a when-issued or delayed-delivery transaction, a fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

Zero coupon securities risk. The value of zero coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. This type of bond allows an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payments of interest. Even though zero coupon bonds do not pay current interest in cash, the fund is required to accrue interest income on such investments and may be required to distribute that income at least annually to shareholders. Thus, the fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its investment objectives. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

On each business day, each fund will disclose on www.leggmason.com the identities and quantities of the fund’s portfolio holdings and other assets held by the fund that will form the basis for the fund’s calculation of its NAV per share at the end of the business day. A description of the funds’ policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

Tax advantaged product structure

Unlike many conventional mutual funds which are only bought and sold at closing NAVs, the shares of the fund have been designed to be created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash) in Creation Units at each day’s market close. These in-kind arrangements are designed to mitigate adverse effects on the fund’s portfolio that could arise from frequent cash purchase and redemption transactions that affect the NAV of the fund. Moreover, in contrast to conventional mutual funds, where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities—which, in turn, may generate taxable gain—the in-kind redemption mechanism of the fund, to the extent used, generally is not expected to lead to a tax event for shareholders whose shares are not being redeemed.

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More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) is each fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. As of March 31, 2017, LMPFA’s total assets under management were approximately $192.5 billion.

QS Investors, LLC (“QS” or the “subadviser”) is each fund’s subadviser. QS, with offices at 880 Third Avenue, New York, New York 10022, was formed in 1999 as the quantitative platform of a global asset management firm and became an independent investment adviser in 2010. QS became a wholly-owned subsidiary of Legg Mason in 2014. QS provides asset management and advisory services to a diverse array of institutional clients. Total firm assets under management represent the combined assets under management of QS, QS Batterymarch Financial Management, Inc. and QS Legg Mason Global Asset Allocation, LLC, all of which are under common management and investment oversight. As of March 31, 2017, the aggregate total assets under management of these firms were approximately $22.4 billion.

Western Asset Management Company (“Western Asset”) manages the portion of each fund’s cash and short-term instruments allocated to it. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of March 31, 2017, the total assets under management of Western Asset and its supervised affiliates were approximately $426.9 billion.

LMPFA, QS and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of March 31, 2017, Legg Mason’s asset management operations had aggregate assets under management of approximately $728.4 billion.

QS operates each fund as a fund-of-funds that invests directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include actively-managed or index-based ETFs offered by Legg Mason, as well as index-based ETFs offered by unaffiliated third parties. Over time, as assets grow, it is anticipated that the funds may invest in securities directly, rather than through ETFs, which may occur in the foreseeable future through sleeves managed by affiliated subadvisers in a “manager-of-managers” structure.

The manager and the funds have received an exemptive order from the SEC that permits the manager, with respect to a fund, to appoint and replace Permitted Subadvisers (as defined below), and enter into, amend and terminate sub-advisory agreements with Permitted Subadvisers, subject to Board approval but without shareholder approval (the “Manager of Managers Structure”). The use of the Manager of Managers Structure with respect to the funds is subject to certain conditions set forth in the SEC exemptive order. The term “Permitted Subadviser” means any subadviser that is either unaffiliated with the manager or that is a directly or indirectly wholly-owned subsidiary of Legg Mason.

The Manager of Managers Structure enables the funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining approvals of a new subadvisory (or trading) agreement. The Manager of Managers Structure does not permit a fund’s investment management fees to increase without shareholder approval. The Manager of Managers Structure applies to each fund.

Portfolio managers

QS Investors utilizes a team management approach headed by Adam J. Petryk, CFA, Thomas Picciochi, CAIA, and Ellen Tesler to manage the assets of the funds. Mr. Petryk, Mr. Picciochi and Ms. Tesler have served as each fund’s portfolio managers since inception.

Adam J. Petryk, CFA, serves as Head of Multi-Asset and Solutions for QS Investors and has 21 years of investment experience. Prior to June 2014, he served as Chief Investment Officer at Batterymarch Financial Management, Inc. (“Batterymarch”) from 2012 to 2014. At Batterymarch, he also served as Deputy Chief Investment Officer and co-head of the Developed Markets investment team from 2010 to 2012, Senior Director and Global Investment Strategist on the Developed Markets team from 2008 to 2010 and Global Investment Strategist during 2007. From 2007 to 2009, he was also the Chief Investment Officer of Legg Mason Canada Inc., an affiliate of Batterymarch. Prior to joining Batterymarch, he spent eight years at Legg Mason Canada Inc. as Chief Investment Officer, head of the Quantitative Management team and Quantitative Strategist. He also performed quantitative equity analysis at Scotia Capital Markets. He received a BS in Computer Engineering from University of Waterloo, Ontario, Canada and an MS in Electrical Engineering from University of Waterloo.

Thomas Picciochi, CAIA, serves as a Head of Multi-Asset Portfolio Management Implementation of QS Investors and has 30 years of investment experience. He has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. He was formerly a senior portfolio manager for Deutsche Asset Management’s Quantitative Strategies group, and member of the Global Tactical Asset Allocation Investment Oversight Committee and portfolio manager for Absolute Return Strategies from 1999 to 2010. Prior to joining Deutsche Asset Management, he held various research and analyst positions at State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management over a 13 year period. He received both his B.A. and M.B.A. from the University of Miami.

Ellen Tesler serves as a Portfolio Manager of QS Investors and has 18 years of investment experience. She has been a member of the portfolio management and trading group at QS Investors since 2010. She was formerly a portfolio manager within the Strategic Asset Allocation Team at Deutsche Asset Management from 2003 to 2010. At Deutsche Asset Management she also served as a quantitative analyst for fundamental equity teams from 2000 to 2002. Prior to joining Deutsche Asset Management, she spent a year as a quantitative analyst at Lord Abbett and Company. She received both her B.B.A. and M.B.A. from Pace University.

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The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

Management fees

Pursuant to the Management Agreement and subject to the general supervision of the Board, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of each fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. Each fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement.

The funds pay management fees as follows:

Name of Fund	Management Fee
Capital Preservation ETF	0.40% of average daily net assets
Income ETF	0.40% of average daily net assets
Conservative Growth ETF	0.40% of average daily net assets
Moderate Growth ETF	0.40% of average daily net assets
High Growth ETF	0.40% of average daily net assets

A discussion regarding the basis for the Board’s approval of each fund’s management agreement and subadvisory agreements will be available in each fund’s annual report for the year ending September 30.

Fee Waiver Arrangement

The manager has agreed to waive fees in an amount of at least 0.21% of each fund’s assets. This arrangement cannot be terminated prior to twelve months following the date of this Prospectus without the Board’s consent. From time to time, the manager may choose to voluntarily waive additional amounts. Any such voluntary waiver may decrease or be eliminated at the manager’s discretion.

Additional information

Each fund enters into contractual arrangements with various parties, including, among others, the fund’s investment manager and any subadviser, who provide services to the fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, those contractual arrangements.

This Prospectus and the SAI provide information concerning the funds that you should consider in determining whether to purchase shares of a fund. The funds may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), 100 International Drive, Baltimore, Maryland 21202, serves as the distributor of Creation Units for each fund on an agency basis. LMIS does not maintain a secondary market in the funds’ shares. LMIS has no role in determining the funds’ policies or the securities that are purchased or sold by the funds.

The Board has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No Rule 12b-1 fees are currently paid by the funds, and there are no current plans to impose these fees.

Additional payments

Legg Mason or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the funds. Rather, such payments are made by Legg Mason or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the funds. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the funds over another investment. More information regarding these payments is contained in the funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from Legg Mason or its affiliates.

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Shareholder information

Additional shareholder information, including how to buy and sell shares of the funds, is available free of charge by calling toll-free: 888-386-5535 or visiting our website at www.leggmason.com.

Purchasing and selling shares

Shares of a fund may be acquired or redeemed directly from the fund only in Creation Units or multiples thereof, as discussed in the “Creations and redemptions” section of this Prospectus. Only an Authorized Participant (as defined in the “Creations and redemptions” section) may engage in creation or redemption transactions directly with a fund. Once created, shares of the funds generally trade in the secondary market in amounts less than a Creation Unit.

Shares of each fund will be listed for trading on the secondary market on NASDAQ. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although shares are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller “odd lots” at no per-share price differential. The funds’ shares are expected to trade on NASDAQ as follows:

Name of Fund	Ticker Symbol
Capital Preservation ETF	LMCP
Income ETF	LMIS
Conservative Growth ETF	LMCG
Moderate Growth ETF	LMOD
High Growth ETF	LMHG

Share prices are reported in dollars and cents per share.

Buying or selling fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the funds through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the funds based on the funds’ trading volume and market liquidity, and is generally lower if the fund has high trading volume and market liquidity, and higher if the fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). A fund’s spread may also be impacted by the liquidity of the underlying securities held by the fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.

Authorized participants (“APs”) may acquire shares directly from the funds and may tender their shares for redemption directly to the funds, at NAV per share only in Creation Units or Creation Unit aggregations.

The funds’ primary listing exchange is NASDAQ. NASDAQ is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the funds. In order for a registered investment company to invest in shares of the funds beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the funds, the registered investment company (outside the Legg Mason fund family) must enter into an agreement with the funds.

Frequent purchases and redemptions of fund shares

The Board has evaluated the risks of frequent purchases and redemptions of fund shares (“market timing”) activities by the funds’ shareholders. The Board noted that the funds’ shares can only be purchased and redeemed directly from the funds in Creation Units by APs and that the vast majority of trading in the funds’ shares occurs on the secondary market. Because the secondary market trades do not involve the funds directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the funds’ trading costs and the realization of capital gains.

With respect to trades directly with the funds, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the funds permit or require trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to a fund and increased transaction costs, which could negatively impact the fund’s ability to achieve its investment objectives. However, the Board noted that direct trading by APs is critical to ensuring that the funds’ shares trade at or close to NAV. The funds also employ fair valuation pricing to mitigate potential dilution from market timing. The funds impose transaction fees on in-kind

82	Legg Mason Solution Series ETFs

purchases and redemptions of fund shares to cover the custodial and other costs incurred by the funds in effecting in-kind trades. These fees may increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the funds’ shares.

Book entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the funds and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Fund share trading prices

The trading prices of each fund’s shares in the secondary market generally differ from the fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and underlying securities held by the fund, economic conditions and other factors. Information regarding the intraday value of shares of each fund, also known as the “intra-day indicative value” (“IIV”), is disseminated every 15 seconds throughout each trading day by the national securities exchange on which the fund’s shares are listed or by market data vendors or other information providers. The IIV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit but does not include a reduction for the fees, operating expenses or transaction costs incurred by the fund. The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by the fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IIV should not be viewed as a “real-time” update of the fund’s NAV, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the fund. The quotations of certain fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States and thus may not reflect the current fair value of those securities. The fund is not involved in, or responsible for, the calculation or dissemination of the IIV or make any representation or warranty as to its accuracy.

Calculation of net asset value

Each fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding.

Each fund calculates its NAV every day the New York Stock Exchange (the “NYSE”) is open. Each fund generally values its securities and other assets and calculates its NAV as of the scheduled close of regular trading on the NYSE, normally at 4:00 p.m. (Eastern time). If the NYSE closes at another time, each fund will calculate its NAV as of the scheduled closing time. The NYSE is closed on certain holidays listed in the SAI.

Valuation of the funds’ securities and other assets is performed in accordance with procedures approved by the Board. These procedures delegate most valuation functions to the manager, which, in turn, uses independent third party pricing services approved by the Board. Under the procedures, assets are valued as follows:

•

Equity securities and certain derivative instruments that are traded on an exchange are valued at the closing price (which may be reported at a different time than the time at which the fund’s NAV is calculated) or, if that price is unavailable or deemed by the manager not representative of market value, the last sale price. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued at the price on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the prices are typically determined by independent third party pricing services that use a variety of techniques and methodologies.

•

The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

•

The valuations of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When a fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). Foreign markets are open for trading on weekends and other days when the funds do not price their shares. Therefore, the value of a fund’s shares may change on days when you will not be able to purchase or redeem the fund’s shares.

Legg Mason Solution Series ETFs	83

Shareholder information cont’d

•

For investments in ETFs, the market price is usually the closing sale or official closing price on that exchange. Investments in funds other than ETFs are valued at the NAV per share of the class of the underlying ETF held by a fund as determined on each business day.

•

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount, as determined by the manager in good faith, that a fund might reasonably expect to receive upon a current sale of the security. Each fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which a fund’s NAV is calculated.

Many factors may influence the price at which a fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the fund’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A fund that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a fund could obtain the value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.

84	Legg Mason Solution Series ETFs

Dividends, other distributions and taxes

Dividends and other distributions

Each fund generally distributes long-term capital gains, if any, once a year, typically in December and at such other times as are necessary.

The funds generally pay dividends, if any, as follows:

Fund	Income dividend distributions
Capital Preservation ETF	Quarterly from net investment income. Annually from capital gains, if any.
Income ETF	Monthly from net investment income. Annually from capital gains, if any.
Conservative Growth ETF	Quarterly from net investment income. Annually from capital gains, if any.
Moderate Growth ETF	Quarterly from net investment income. Annually from capital gains, if any.
High Growth ETF	Quarterly from net investment income. Annually from capital gains, if any.

A fund may pay additional distributions and dividends in order to avoid a federal tax. In particular, a fund may distribute the cash received from its investments in MLPs, REITs and similar vehicles if required for federal income tax purposes.

Dividends and other distributions on shares of the funds are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the funds.

The Board reserves the right to revise the dividend policy or postpone the payment of dividends if warranted in the Board’s judgment due to unusual circumstances.

Reinvestment of distributions

Distributions are paid by the funds in cash. No dividend reinvestment service is provided by the funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the funds for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a fund purchased in the secondary market.

Taxes

The following discussion is very general, applies only to shareholders who are U.S. persons, and does not address shareholders subject to special rules, such as those who hold fund shares through an IRA, 401(k) plan or other tax-advantaged account. Except as specifically noted, the discussion is limited to federal income tax matters, and does not address state, local, foreign or non-income taxes. Further information regarding taxes, including certain federal income tax considerations relevant to non-U.S. persons, is included in the SAI. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about federal, state, local and/or foreign tax considerations that may be relevant to your particular situation.

Taxes on distributions

In general, dividends and distributions are all taxable events. Distributions of investment income that a fund reports as “qualified dividend income” may be eligible to be taxed to noncorporate shareholders at the reduced rates applicable to long-term capital gain if certain requirements are satisfied. Distributions of net capital gain reported by a fund as capital gain dividends are taxable to you as long-term capital gain regardless of how long you have owned your shares. Noncorporate shareholders ordinarily pay tax at reduced rates on long-term capital gain. Substitute payments received on fund shares that are lent out will be ineligible for being reported as qualified dividend income and for other potentially beneficial tax treatment.

You may want to avoid buying shares when a fund is about to declare a dividend or capital gain distribution because it will be taxable to you even though it may economically represent a return of a portion of your investment.

Because the funds are expected to invest in other ETFs, the funds’ realized losses on sales of shares of such underlying ETFs may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an underlying ETF will be recognized as ordinary income by a fund and would not be offset by the fund’s capital loss carryforwards, if any. Capital loss carryforwards of an underlying ETF, if any, would not offset net capital gains of a fund.

Legg Mason Solution Series ETFs	85

Dividends, other distributions and taxes cont’d

A Medicare contribution tax is imposed at the rate of 3.8% on the net investment income of U.S. individuals with income exceeding specified thresholds, and on undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends and capital gain distributions paid by the fund and gain on the redemption or exchange of fund shares.

A dividend declared by a fund in October, November or December and paid during January of the following year will, in certain circumstances, be treated as paid in December for tax purposes.

Interest received by a fund with respect to non-U.S. securities may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the total assets of a fund at the close of a year consists of securities of non-U.S. corporations, the fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by the fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your U.S. federal taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, a fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the U.S. Internal Revenue Service (“IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership, unless certain exceptions apply.

If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes when shares are sold

Capital gain or loss realized upon a sale of fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.

86	Legg Mason Solution Series ETFs

Creations and redemptions

Prior to trading in the secondary market, shares of each fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units. or multiples thereof. The following table sets forth the number of shares of a fund that constitute a Creation Unit for that fund:

Fund	Creation Unit Size
Capital Preservation ETF	50,000
Income ETF	50,000
Conservative Growth ETF	50,000
Moderate Growth ETF	50,000
High Growth ETF	50,000

Each “creator” or “Authorized Participant” enters into an authorized participant agreement with LMIS, the funds’ distributor. Only an Authorized Participant may create or redeem Creation Units directly with the funds.

A creation transaction, which is subject to acceptance by LMIS, generally takes place when an Authorized Participant deposits into a fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of Creation Units (a “Creation Basket”). Except in limited circumstances, the composition of such portfolio will correspond pro rata to the positions in the fund’s portfolio.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund (“Fund Securities”) and a specified amount of cash. Except in limited circumstances, the composition of such portfolio will correspond pro rata to the positions in the fund’s portfolio. Except when aggregated in Creation Units, shares are not redeemable by the funds.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to a fund’s instructions or may not be executed at all, or the fund may not be able to place or change orders.

To the extent a fund engages in in-kind transactions, the fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933 (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the funds’ SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Costs associated with creations and redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant

Legg Mason Solution Series ETFs	87

Creations and redemptions cont’d

on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to cash transactions. Investors who use the services of a broker or other financial intermediary to acquire or dispose of fund shares may pay fees for such services.

The following table shows, as of April 17, 2017, the approximate value of one Creation Unit of each fund, standard fees and maximum additional charges for creations and redemptions (as described above):

	Approximate Value of a Creation Unit ($)	Creation Unit Size	Standard Creation/ Redemption Transaction Fee ($)	Maximum Additional Charge for Creations* (%)	Maximum Additional Charge for Redemptions* (%)
Capital Preservation ETF	1,250,000	50,000	200	2.00	2.00
Income ETF	1,250,000	50,000	200	2.00	2.00
Conservative Growth ETF	1,250,000	50,000	200	2.00	2.00
Moderate Growth ETF	1,250,000	50,000	200	2.00	2.00
High Growth ETF	1,250,000	50,000	200	2.00	2.00

*	As a percentage of the NAV per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.

88	Legg Mason Solution Series ETFs

Financial highlights

As the funds have not commenced operations as of the date of this Prospectus, no financial information is available. The Prospectus will include financial information for each fund once it has issued its first annual report to shareholders that contain audited financial statements.

Legg Mason Solution Series ETFs	89

Legg Mason Capital Preservation Solution ETF

Legg Mason Income Solution ETF

Legg Mason Conservative Growth Solution ETF

Legg Mason Moderate Growth Solution ETF

Legg Mason High Growth Solution ETF

You may visit www.leggmason.com for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the funds’ investments will be available in the funds’ Annual and Semi-Annual Reports to shareholders. In the funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

The funds send only one report to a household if more than one account has the same last name and same address. Contact the broker-dealer through which you hold shares if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the funds and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling the fund at 888-386-5535, or by writing to the fund at www.leggmason.com.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the funds that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor are offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

(Investment Company Act

file no. 811-23096)

[    ]ST [mm]/[yy]

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, May 12, 2017

[DATE], 2017

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON CAPITAL PRESERVATION SOLUTION ETF (“Capital Preservation ETF”)

NASDAQ (Ticker Symbol): LMCP

LEGG MASON INCOME SOLUTION ETF (“Income ETF”)

NASDAQ (Ticker Symbol): LMIS

LEGG MASON CONSERVATIVE GROWTH SOLUTION ETF (“Conservative Growth ETF”)

NASDAQ (Ticker Symbol): LMCG

LEGG MASON MODERATE GROWTH SOLUTION ETF (“Moderate Growth ETF”)

NASDAQ (Ticker Symbol): LMOD

LEGG MASON HIGH GROWTH SOLUTION ETF (“High Growth ETF”)

NASDAQ (Ticker Symbol): LMHG

620 Eighth Avenue

New York, New York 10018

1-888-386-5535

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (the “SAI”) is not a prospectus and is meant to be read in conjunction with the Prospectus of each of Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF (each, a “fund” and collectively, the “funds”), dated [DATE], 2017, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus.

Each fund is a series of Legg Mason ETF Investment Trust (the “Trust”), a Maryland statutory trust. [As of the date of this SAI, the Trust has ten other series: Legg Mason Developed ex-US Diversified Core ETF, Legg Mason Emerging Markets Diversified Core ETF, Legg Mason US Diversified Core ETF, Legg Mason Low Volatility High Dividend ETF, Legg Mason International Low Volatility High Dividend ETF, Legg Mason Emerging Markets Low Volatility High Dividend ETF, Legg Mason Global Infrastructure ETF, ClearBridge All Cap Growth ETF, ClearBridge Large Cap Growth ESG ETF and ClearBridge Dividend Strategy ESG ETF, shares of which are offered pursuant to separate Prospectuses and separate SAIs.]

Additional information about the funds’ investments will be available in the fund’s annual and semi-annual reports to shareholders. The funds’ Prospectus and copies of the annual and semi-annual reports, when available, may be obtained free of charge by writing the Trust at 100 First Stamford Place, Attn: Shareholder Services—5th Floor, Stamford, Connecticut 06902, by calling the telephone number set forth above, by sending an e-mail request to prospectus@leggmason.com or by visiting www.leggmason.com. Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, Inc. (“Legg Mason”), serves as the funds’ sole and exclusive distributor. The funds will only issue or redeem shares that have been aggregated into blocks of shares, called Creation Units, to authorized participants who have entered into agreements with the funds’ distributor. The following table sets forth the number of shares of a fund that constitute a Creation Unit for that fund:

Fund	Creation Unit Size
Capital Preservation ETF	50,000
Income ETF	50,000
Conservative Growth ETF	50,000
Moderate Growth ETF	50,000
High Growth ETF	50,000

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or this SAI in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the funds or their distributor. The Prospectus and this SAI do not constitute offerings by the funds or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

ORGANIZATION OF LEGG MASON ETF INVESTMENT TRUST

The Trust was organized on June 8, 2015 as a Maryland statutory trust under the laws of the State of Maryland and is an open-end management investment company registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s name was changed from Legg Mason ETF Equity Trust to Legg Mason ETF Investment Trust effective February 15, 2017. Each fund is a non-diversified series of the Trust.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the funds is contained in the “Shareholder information” section of the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The shares of the funds are anticipated to be approved for listing and trading on NASDAQ (the “Exchange”), subject to notice of issuance. The shares trade on the Exchange at prices that may differ to some degree from their net asset value (“NAV”). There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the funds will continue to be met.

The Exchange may, but is not required to, remove the shares of a fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the funds, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days; (2) the “intra-day indicative value” (“IIV”) of the fund is no longer calculated or available or the fund’s disclosed portfolio is not made available to all market participants at the same time; (3) the Trust has failed to file any filings required by the SEC or the Exchange is aware that the Trust is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC to the Trust with respect to the fund; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the shares of a fund from listing and trading upon termination of the Trust or the fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of each fund, the Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association, or through other widely disseminated means, an updated IIV for each fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

Each fund’s IIV is based on a securities component and a cash component which comprises that day’s Fund Deposit (as defined below), as disseminated prior to that Business Day’s (as defined below) commencement of trading. The IIV does not include a reduction for the fees, operating expenses or transaction costs incurred by a fund. The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by a fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IIV should not be viewed as a “real-time” update of a fund’s NAV, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by a fund. The quotations of certain fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States and thus may not reflect the current fair value of those securities.

The cash component included in an IIV consists of estimated accrued interest, dividends and other income, less expenses. If applicable, each IIV also reflects changes in currency exchange rates between the U.S. dollar and the applicable currency.

The Trust reserves the right to adjust the share prices of a fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the fund or an investor’s equity interest in the fund.

The base and trading currencies of the funds are the U.S. dollar. The base currency is the currency in which a fund’s NAV per share is calculated and the trading currency is the currency in which shares of the fund are listed and traded on the Exchange.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

Each fund offers and issues shares at its NAV per share only in aggregations of a specified number of shares (“Creation Units”), in exchange for a basket of securities and/or instruments (the “Deposit Securities”) together with a deposit of a specified cash payment (the “Cash Component”). Shares are redeemable by the applicable fund only in Creation Units and in exchange for securities and instruments. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Creation Units typically are a specified number of shares.

A fund may charge creation/redemption transaction fees for each creation and redemption. In all cases, transaction fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. See the “Creations and Redemptions” section below.

The principal strategies and risks of investing in each fund are described in the Prospectus. Unless specifically stated otherwise in the applicable Prospectus or this SAI, the investment objectives and policies of the funds may be changed by the Board of Trustees of the Trust (the “Board”) from time to time without shareholder approval. Each fund may invest in the types of instruments described below, unless otherwise indicated in the applicable Prospectus or this SAI. There is no assurance that a fund will meet its investment objectives.

Investment Objectives and Principal Investment Strategies

Each fund is an actively managed exchange-traded fund (commonly referred to as an “ETF”). Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) serves as investment manager to the funds. QS Investors, LLC (“QS” or the “subadviser”) serves as the subadviser to the funds and provides the day-to-day portfolio management of the funds.

ETFs are funds that trade like other publicly traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the funds may be purchased or redeemed directly from a fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Each fund operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, including the securities and bonds markets and alternative investments. Each fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. Each fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a fund should not constitute a complete investment program.

Capital Preservation ETF

Investment objectives. The Capital Preservation ETF (referred to in this section as the “fund”) seeks capital preservation and income.

Principal investment strategies. The fund seeks capital preservation and income. In doing so, the fund seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed ETF that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS, the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation. The fund can also employ Active Drawdown Management (defined below).

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, real estate investment trusts (“REITs”), listed infrastructure, preferred stock, and master limited partnership units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Under normal market conditions, the fund will seek to invest, directly or through underlying ETFs, no more than 20% of the portfolio’s assets in alternative investments and no more than 20% of the portfolio’s assets in equity investments (excluding equity-related futures). During a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the asset allocations described above. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise. There is no guarantee that the fund will achieve its investment objectives.

Income ETF

Investment objectives. Income ETF (referred to in this section as the “fund”) seeks current income as the primary objective with capital appreciation as a secondary objective.

Principal investment strategies. The fund seeks total return that is predominantly comprised of current income (for example, interest payments from bonds and dividends from stocks) and, secondarily, seeks capital appreciation from its investments. In doing so, the fund seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed ETF that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS, the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation. The fund can also employ Active Drawdown Management (defined below).

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, REITs, listed infrastructure, preferred stock, and master limited partnership units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Under normal market conditions, the fund will seek to invest no more than 40% of the portfolio’s assets, directly or through underlying ETFs, in equity investments (excluding equity-related futures) and alternative investments. During a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the asset allocations described above. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise. There is no guarantee that the fund will achieve its investment objectives.

Conservative Growth ETF

Investment objectives. Conservative Growth ETF (referred to in this section as the “fund”) seeks to balance capital appreciation and income over the long-term.

Principal investment strategies. The fund seeks to balance capital appreciation and income over the long-term. In doing so, the fund seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed ETF that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS, the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation. The fund can also employ Active Drawdown Management (defined below).

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, REITs, listed infrastructure, preferred stock, and master limited partnership units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

The fund generally sets a long-term strategic asset allocation target where between 15% and 45% of its assets are invested directly or through underlying ETFs in equities and alternatives. However, during a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the target asset allocation. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise. There is no guarantee that the fund will achieve its investment objectives.

Moderate Growth ETF

Investment objectives. Moderate Growth ETF (referred to in this section as the “fund”) seeks long-term capital appreciation and, secondarily, current income.

Principal investment strategies. The fund seeks long-term capital appreciation and, secondarily, current income. In doing so, the fund seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed ETF that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS, the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation. The fund can also employ Active Drawdown Management (defined below).

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, REITs, listed infrastructure, preferred stock, and master limited partnership units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

The fund generally sets a long-term strategic asset allocation target where between 45% and 75% of its assets are invested directly or through underlying ETFs in equities and alternatives. However, during a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the target asset allocation. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise. There is no guarantee that the fund will achieve its investment objectives.

High Growth ETF

Investment objectives. High Growth ETF (referred to in this section as the “fund”) seeks long-term capital appreciation.

Principal investment strategies. In implementing its investment objective, the High Growth ETF (referred to in this section as the “fund”) seeks long-term capital appreciation from investing in a mix of assets. In doing so, the fund seeks to prudently manage risk within a broadly diversified portfolio. The fund also seeks to mitigate portfolio losses during periods of heightened market risk.

The fund is an actively-managed ETF that operates as a fund-of-funds by primarily investing directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include ETFs sponsored by Legg Mason or its affiliates, as well as index-based ETFs offered by unaffiliated third parties. The fund may also make direct investments in securities, listed derivatives, including futures contracts, and over-the-counter derivatives such as currency forwards. QS, the fund’s subadviser, is responsible for implementation of the fund’s overall asset allocation and the strategy described below.

The fund will employ an asset allocation program managed by QS to achieve its objective, including investing in a broad range of asset classes and investment styles, as well as strategies intended to assist with risk management. The fund’s asset allocation program includes strategic asset allocation and dynamic asset allocation.

The fund will allocate among asset classes which could include:

•

Equities, which can include investments in traditional U.S. and non-U.S. equities (including emerging markets), defensive equities, long-short equities, REITs, listed infrastructure, preferred stock, and master limited partnership units.

•

Fixed income, which can include investments in investment grade and below investment grade U.S. and non-U.S. (including emerging markets) fixed income, bank loans, convertible securities, inflation-protected government securities, mortgage REITs and mortgage-backed securities, among others.

•

Alternative investments, which can include derivatives or investments in underlying ETFs that follow hedge fund-type strategies (such as long-short, absolute return, etc.) or underlying ETFs with real asset exposure such as precious metals and commodities, among others.

The fund seeks to achieve its objective by combining investments across these asset classes. This asset allocation program will incorporate a mix of underlying ETFs, individual securities and exchange-traded and over-the-counter derivatives that represent a variety of broad asset classes (equity, fixed income and alternatives) and investment styles. The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity, fixed income, alternatives and short-term defensive instruments). However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time and the percentage of the fund’s assets invested in various underlying ETFs, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

The fund generally sets a long-term strategic asset allocation target where more than 80% of its assets are invested directly or through underlying ETFs in equities and alternatives. However, during a period of Active Drawdown Management, QS, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the target asset allocation. While the fund seeks to reduce volatility during the period of Active Drawdown Management, the fund may not achieve its goals.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise. There is no guarantee that the fund will achieve its investment objectives.

All Funds—Additional Information about Principal Investment Strategies

Under normal market conditions, each fund will seek to invest up to 60% of the portfolio’s assets in products managed by Legg Mason or its affiliates. When selecting investments to fulfill a desired asset class exposure, the portfolio managers may first allocate to Legg Mason-affiliated products such as ETFs, provided that appropriate products are available. QS may, under certain conditions, also choose Legg Mason-affiliated managers to select individual securities to gain access to certain equity-based exposures or otherwise invest directly in securities. QS intends to rebalance the portfolio (at the next rebalance date) if allocations to products managed by Legg Mason or its affiliates are over 60% of a fund’s assets.

QS may from time to time make tactical increases or decreases that may go outside a fund’s stated equity, fixed income or alternatives ranges, as applicable. These tactical signals are based on a broad range of market and economic trends and quantitative factors.

To implement tactical asset allocation decisions, the portfolio managers may over- and/or under-weight asset classes by adjusting the mix of underlying ETFs, individual securities and/or exchange-traded and over-the-counter derivatives. The portfolio managers will evaluate trading efficiencies and other criteria when deciding which instrument(s) to utilize in portfolio implementation. The funds will also purchase derivatives, such as futures contracts, in connection with Active Drawdown Management as described in greater detail below.

The derivatives used by the funds and/or certain underlying ETFs may include exchange-traded and over-the-counter derivative transactions such as, but not limited to, futures; options; interest rate, total return and credit default swaps; and foreign currency futures and forwards.

Strategic Allocation

QS’ approach to strategic allocation incorporates the following principles:

•	Start with the long-term expectations of market returns.

•

Combine these with other factors that QS believes drive long-term risk and returns. These factors serve to adjust the long-term expectations with proprietary valuation metrics, growth assumptions and economic cycle indicators.

•	Rebalance the portfolio’s strategic allocation at least annually in order to update the long-term return forecasts and risk and correlation characteristics.

Dynamic Allocation

QS’ dynamic allocation program is deployed to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country to capture medium and long term opportunities in the markets. QS’ approach to dynamic allocation incorporates the following principles:

•	Evaluate the market environment using elements including credit conditions, the economic cycle and sentiment.

•	Generate tactical forecasts based on macro and market factors, with the importance of each factor dynamically adjusted to account for the current market environment.

•	Use these forecasts to shift the portfolio’s tactical allocations among asset classes incorporating the desired risk characteristics and other constraints.

Active Drawdown Management

QS may employ a systematic methodology designed to reduce the risk of extreme market drawdowns or downturns by seeking to forecast near-term portfolio volatility. This methodology, Active Drawdown Management, seeks to mitigate against large portfolio losses by lowering risk exposure during periods of extreme market volatility and re-allocating back into risks when QS believes it is beneficial to a fund.

With this approach, QS uses proprietary estimates of volatility and drawdown risk in order to determine if a fund should reduce the amount of risk it is taking. This de-risking can take several forms including selling risky positions, increasing a portfolio’s exposure to defensive instruments such as cash and short-term bonds, or using futures and options to accomplish a similar effect (including through the use of short sale transactions). If QS determines that de-risking is no longer appropriate, the fund will reverse this process.

INVESTMENT PRACTICES AND RISK FACTORS

In addition to each fund’s principal investment strategies and the principal risks described above and in the Prospectus, a fund may employ other investment practices and may be subject to other risks, some of which are described below. The following provides additional information about these principal strategies and describes other investment strategies and practices that may be used by the funds, which all involve risks of varying degrees. Unless a strategy or policy described below is specifically prohibited by applicable law or by the investment restrictions explained in the Prospectus or elsewhere in this SAI, a fund may engage in each of the practices listed below.

Because the funds invest primarily in the underlying ETFs, rather than directly in securities or other instruments, the strategies and risks below are described by reference to the underlying ETFs. However, to the extent that the funds invest directly in securities and other instruments, the strategies and risks described below are also directly applicable to the funds.

Equity Securities

General. Equity securities are subject to the following risks: the risk that their prices generally fluctuate more than those of other securities, such as debt or fixed income securities; the risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy, country or region, or may affect the market as a whole; the risk that an adverse company-specific event, such as an unfavorable earnings report, may negatively affect the stock price of a company in which an underlying ETF invests; and the risk that an underlying ETF may experience a substantial or complete loss on an individual stock.

Common Stocks. Certain underlying ETFs may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Common stocks include securities issued by limited partnerships, limited liability companies, business trusts and companies organized outside the United States.

Preferred Stock. Certain underlying ETFs may invest in preferred stocks. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Holders of preferred stock may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Generally, under normal circumstances, preferred stock does not carry voting rights. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Real Estate Investment Trusts (“REITs”). Certain underlying ETFs may invest in pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests, called REITs. REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Internal Revenue Code of 1986, as amended (the “Code”), a REIT is not taxed on net income and gains it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs. Like mutual funds, REITs have expenses, including advisory and administration fees paid by certain REITs and, as a result, an underlying ETF is subject to a duplicate level of fees if the underlying ETF invests in REITs.

While an underlying ETF generally will not invest in real estate directly, to the extent it invests in equity or hybrid REITs it may be subject to risks similar to those associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates. Equity REITs may also be subject to property and casualty risks as their insurance policies may not completely recover repair or replacement of assets damaged by fires, floods, earthquakes or other natural disasters.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. Mortgage REITs are subject to the risks of accelerated prepayments of mortgage pools or pass-through securities, reliance on short-term financing and more highly leveraged capital structures. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees and borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks. Certain “special purpose” REITs in which an underlying ETF invests may invest their assets in specific real estate sectors, such as hotels, nursing homes or warehouses, and are therefore subject to the risks associated with adverse developments in any such sectors.

REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed income obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

In addition to these risks, REITs may be affected by changes in the value of the underlying property owned by the trusts or by the quality of any credit they extend. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of net income and gains under the Code or to maintain their exemptions from registration as an investment company under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

It is not uncommon for REITs, after the end of their taxable years, to change the characterization of the net income and gains they have distributed during the preceding year. If this happens, an underlying ETF could be required to issue revised notices to its shareholders changing the character of the underlying ETF’s distributions.

Investment in Other Investment Companies. Each fund or certain underlying ETFs may invest in the securities of other investment companies, which can include open-end funds (including ETFs), subject to the limits set forth in the 1940 Act that apply to these types of investments. Investments in other investment companies are subject to the risks of the securities or other financial instruments (the “Underlying Assets”) in which those investment companies invest. In addition, to the extent the fund invests in securities of other investment companies, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of the fund’s own operation. These costs include management, brokerage, shareholder servicing and other operational expenses.

Each fund or certain underlying ETFs may invest in “short ETFs.” “Short ETFs” seek a return similar to the inverse, or a multiple of the inverse, of a reference index. Short ETFs carry additional risks because their Underlying Assets may include a variety of financial instruments, including futures and options on futures, options on securities and securities indexes, swap agreements and forward contracts, and they may engage in short sales. An ETF’s losses on short sales are potentially unlimited; however, a fund’s or an underlying ETF’s risk would be limited to the amount it invested in the Short ETF.

ETFs that invest in commodities may be or may become subject to trading regulations imposed by the Commodity Futures Trading Commission (the “CFTC”) that limit the amount of commodity contracts an ETF may hold. Such regulations could hurt the value of such ETFs’ securities. Additionally, some commodity ETFs invest in commodity futures which can lose money even when commodity prices are rising.

If an ETF is a registered investment company (as defined in the 1940 Act), the limitations applicable to a fund’s or an underlying ETF’s ability to purchase securities issued by other investment companies apply. However, the SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits. The SEC has issued such exemptive orders to certain ETFs in which a fund or an underlying ETF may invest, which permits investment companies to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the orders, a fund or an underlying ETF generally may acquire up to 25% of the assets of an ETF. Some ETFs are not structured as investment companies and thus are not regulated under the 1940 Act.

An underlying ETF may invest in closed-end funds, which hold securities of U.S. and/or non-U.S. issuers. Because shares of closed-end funds trade on an exchange, investments in closed-end funds may entail the additional risk that the discount from a closed-end fund’s NAV could increase while the underlying ETF holds the shares.

Foreign Securities. Certain underlying ETFs may invest directly in foreign issuers or invest in depositary receipts. The returns of an underlying ETF may be adversely affected by fluctuations in value of one or more currencies relative to the U.S. dollar. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include risks resulting from revaluation of currencies; future adverse political and economic developments; possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; possible expropriation, nationalization or confiscatory taxation; possible withholding taxes and limitations on the use or removal of funds or other assets, including the withholding of dividends; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investments in foreign countries; and potential restrictions on the flow of international capital. Additionally, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility and be less liquid. Foreign securities may not be registered with, nor the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign issuer than is available about a U.S. issuer and its securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. An underlying ETF may invest in securities of foreign governments (or agencies or subdivisions thereof), and many, if not all, of the foregoing considerations apply to such investments as well. These risks are intensified when investing in countries with developing economies and securities markets, also known as “emerging markets.”

The costs associated with investment in the securities of foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign investment transactions may be subject to difficulties associated with the settlement of such transactions. Transactions in securities of foreign issuers may be subject to less efficient settlement practices, including extended clearance and settlement periods. Delays in settlement could result in temporary periods when assets of an underlying ETF are uninvested and no return can be earned on them. The inability of an underlying ETF to make intended investments due to settlement problems could cause the underlying ETF to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result in losses to an underlying ETF due to subsequent declines in value of the portfolio security or, if the underlying ETF has entered into a contract to sell the security, could result in liability to the purchaser.

Since certain underlying ETFs may invest in securities denominated in currencies other than the U.S. dollar and may hold foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates may influence the value of an underlying ETF’s shares and may also affect the value of dividends and interest earned by an underlying ETF and gains and losses realized by the underlying ETF. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

The operating expenses of an underlying ETF that invests in foreign securities can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the underlying ETF, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies. In addition, dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the underlying ETF.

Securities of Emerging Markets Issuers. Certain of the underlying ETFs may invest in securities of emerging markets. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

The risks of investing in securities in emerging countries include: (i) less social, political and economic stability; (ii) the smaller size of the markets for such securities and lower volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict an underlying ETF’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by an underlying ETF. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by an underlying ETF will not also be expropriated, nationalized, or otherwise confiscated at some time in the future. If such confiscation were to occur, an underlying ETF could lose a substantial portion or all of its investments in such countries. An underlying ETF’s investments would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which an underlying ETF may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of an underlying ETF’s investment in those countries.

Settlement mechanisms in emerging market securities may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be delays and failures in share registration and delivery.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments and the repatriation of capital invested.

Inflation, deflation and rapid fluctuations in such rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging market countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or deflation or mitigate their effects, inflation and deflation may continue to have significant effects both on emerging market countries and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings.

To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of an underlying ETF to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to an underlying ETF. An underlying ETF’s ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If an underlying ETF is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, an underlying ETF’s ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for in U.S. dollars.

Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context.

The securities markets of emerging markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited. Investing in the securities of companies in emerging markets may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an underlying ETF could lose its entire investment in any such country.

Some emerging markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of an underlying ETF to make intended securities purchases due to settlement problems could cause an underlying ETF to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to an underlying ETF due to subsequent declines in the value of the portfolio security or, if an underlying ETF has entered into a contract to sell the security, in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for an underlying ETF’s portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if an underlying ETF believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(a) of the 1940 Act. During the period commencing from an underlying ETF’s identification of such conditions until the date of SEC action, the portfolio securities in the affected markets will be valued at fair value as determined in good faith by or under the direction of an underlying ETF’s board.

Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the risks associated with emerging market investing (and the costs associated with hedging transactions) makes it very difficult to hedge effectively against such risks.

Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. In addition, it may be difficult for an underlying ETF to pursue claims against a foreign issuer in the courts of a foreign country.

Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, an underlying ETF could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit an underlying ETF’s investment in those markets and may increase the expenses of the underlying ETF. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of an underlying ETF’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation, deflation and rapid fluctuations in such rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely and significantly by economic conditions in the countries with which they trade. Whether or not an underlying ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, financial and other difficulties, the value and liquidity of an underlying ETF’s investments may be negatively affected by the conditions in the countries experiencing the difficulties.

Europe—Recent Events. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the European Union and/or withdraw from the European Union. In addition, voters in the United Kingdom have approved withdrawal from the European Union. Other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not the underlying ETF invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the underlying ETF’s investments.

Central and South America. The economies of certain Central and South American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Central and South American countries. In addition, certain of these countries have experienced high interest rates, economic volatility, government defaults, high unemployment rates, political instability, public corruption and organized crime which can adversely affect issuers in these countries. Furthermore, commodities (such as oil, gas and minerals) represent a significant percentage of exports for the regions and many economies in these regions are particularly sensitive to fluctuations in commodity prices. The governments of certain countries in Central and South America may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the securities in which an underlying ETF invests. Adverse economic events in one country may have a significant adverse effect on other countries of these regions.

Asia-Pacific Countries. The developing market Asia-Pacific countries in which an underlying ETF may invest are subject to certain additional or specific risks. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the US regulatory requirements for open-end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for an underlying ETF and may have an adverse impact on the investment performance of the underlying ETF. Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many such countries, such as Indonesia, have a heavy role in regulating and supervising the economy. The economy of certain developing market Asia-Pacific countries is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies and an underlying ETF itself, as well as the value of securities in the underlying ETF’s portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations. Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as an underlying ETF. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. There can be no assurance that an underlying ETF will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to an underlying ETF’s purchase of such securities may have an adverse effect on the value of such shares. Furthermore, certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

Depositary Receipts. Certain underlying ETFs may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of underlying foreign securities. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. Certain underlying ETFs may also invest in Global Depositary Receipts (“GDRs”), EDRs and other similar instruments, which are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of underlying foreign securities. Even where they are denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. EDRs are issued in bearer form and are designed for use in European securities markets. GDRs are tradable both in the United States and Europe and are designed for use throughout the world. No fund will invest in any depositary receipts that the subadviser deems to be illiquid or for which pricing information is not readily available. No affiliated person of a fund, the manager, the subadviser or Western Asset Management Company (“Western Asset”) will serve as the depositary bank for any depositary receipts held by a fund.

For purposes of a fund’s investment policies, depositary receipts generally are deemed to have the same classification and characteristics as the underlying securities they represent. Thus, a depositary receipt representing ownership in common stock will be treated as common stock.

Equity-Linked Notes. Equity-linked notes (“ELNs”) are securities that are valued based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying local equity securities where an underlying ETF may not have established local access. Investors in ELNs are subject to risk of loss of principal investment.

Warrants. A warrant entitles an underlying ETF to purchase common stock from the issuer at a specified price and time. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by an underlying ETF in units or attached to securities may be deemed to be without value.

Warrants are subject to the same market risks as stocks, but may be more volatile in price. Because investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, warrants involve leverage and are considered speculative investments. At the time of issuance of a warrant, the cost is generally substantially less than the cost of the underlying security itself, and therefore, the investor is able to gain exposure to the underlying security with a relatively low capital investment. Price movements in the underlying security are generally magnified in the price movements of the warrant, although changes in the market value of the warrant may not necessarily correlate to the prices of the underlying security.

Listed private equity companies. Certain underlying ETFs may invest in securities, depositary receipts of private equity companies, including business development companies (“BDCs”), master limited partnerships and other vehicles that are listed on a nationally recognized exchange, all of whose principal businesses are to invest in, lend capital to, or provide services to privately held companies (collectively, “listed private equity companies”). There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to, or provide services to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. An underlying ETF is also subject to the underlying risks which affect the listed private equity companies in which the financial institutions or vehicles held by the underlying ETF invest. Listed private equity companies are subject to various risks depending on their underlying investments, which include additional liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments. By investing in companies in the capital markets whose business is to lend money, there is a risk that the issuer may default on its payments or declare bankruptcy.

BDCs. BDCs are a type of closed-end investment company that typically invest in and lend to small- and medium-sized private and certain public companies that may not have access to public equity markets for capital raising. BDCs invest in such diverse industries as health care, chemical and manufacturing, technology and service companies. BDCs are unique in that at least 70% of their investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. BDCs are not taxed on income distributed to their shareholders, provided they comply with the applicable requirements of the Code, and often offer a yield advantage over other types of securities. An underlying ETF will indirectly bear its proportionate share of any management fees and other expenses, and of any performance-based or incentive fees, charged by the BDCs in which it invests, in addition to the expenses paid by the underlying ETF.

BDCs carry risks similar to those of a private equity or venture capital fund. Shares of BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their NAV. BDCs may employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises. A significant portion of an underlying index that an underlying ETF tracks may be composed of BDCs or other investment companies. The underlying ETF may not acquire greater than 3% of the total outstanding shares of such companies, as required by the 1940 Act, unless such purchases are made in accordance with exemptive relief pertaining to the underlying ETF permitting such investments. If the underlying ETF is unable to rely on its exemptive relief, this limitation could inhibit the underlying ETF’s ability to purchase certain of the securities in the underlying index in the proportions represented in the underlying index. In these circumstances, the underlying ETF would be required to use sampling techniques, which could increase the risk of tracking error.

Master Limited Partnerships (MLPs). Certain underlying ETFs may invest in MLP units. MLPs are limited partnerships whose interests (limited partnership units) are traded on securities exchanges like shares of corporate stock. Currently, most MLPs operate in the energy, natural resources or real estate sectors. The underlying ETFs may also invest in MLPs that operate in the asset management industry. Due to their partnership structure, MLPs generally do not pay income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). The amount of cash that any MLP has available to pay its unit holders in the form of distributions/dividends depends generally on the amount of cash flow generated from such company’s operations. Distributions from an MLP often exceed the MLP’s taxable income, decreasing the tax basis of the MLP’s units and increasing a holder’s taxable gain or decreasing a holder’s taxable loss at the time of disposal of such MLP units. An MLP may incur tax losses as well, further decreasing its unit holders’ tax basis of the MLP units. Any such distributions that exceed the remaining tax basis in the MLP units will be taxable as capital gain immediately, assuming the units are held as capital assets. Certain MLP units have restrictions that limit or restrict the acquisition of such MLP units by regulated investment companies such as the fund and certain underlying ETFs. Such limits or restrictions, if enforced, could limit the availability of such units to an underlying ETF or result in a forced sale at a below market price and/or loss of rights to receive MLP distributions.

An underlying ETF may not invest directly more than 25% of the value of its total assets in the securities of MLPs that are treated for U.S. federal income tax purposes as qualified publicly traded partnerships (“QPTPs”) (the “25% Limitation”). A QPTP means a partnership (i) whose interests are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof; (ii) that derives at least 90% of its annual income from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies, (b) real property rents, (c) gain from the sale or other disposition of real property, (d) the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resource (including fertilizer, geothermal energy, and timber), industrial source carbon dioxide, or the transportation or storage of certain fuels, and (e) in the case of a partnership a principal activity of which is the buying and selling of commodities, income and gains from commodities or futures, forwards, and options with respect to commodities; and (iii) that derives less than 90% of its annual income from the items listed in (a) above. The 25% Limitation generally does not apply to publicly traded partnerships that are not energy- or commodity focused, such as, for instance, asset management-related partnerships.

An underlying ETF may also invest in “I-Shares” issued by affiliates of MLPs, which represent an indirect ownership of MLP limited partnership interests. Although I-Shares have similar features to MLP common units with respect to distributions, holders of I-Shares receive distributions in the form of additional I-Shares equal to the cash distributions received by the MLP common unit holders. To the extent the issuers of I-Shares have elected to be treated as corporations for U.S. federal income tax purposes, the fund’s investments in I-Shares are not subject to the 25% Limitation.

Model Risk. The proprietary models that may be used by certain underlying ETFs’ advisers to evaluate securities or securities markets are based on the adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Style Risk. The value approach to investing involves the risk that value stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on “growth” stocks. Value funds often concentrate much of their investments in certain industries, and thus will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities. In addition, the market values of growth stocks may be more volatile than other types of investments and may lack dividends that can cushion share prices during market declines. The returns on growth securities may or may not move in tandem with the returns of other styles of investing or the overall stock markets.

Capitalization Risk. Investments in securities of companies with small and medium market capitalizations are generally considered to offer greater opportunity for appreciation but involve special risks. The securities of those companies may be subject to more abrupt fluctuations in market price than larger, more established companies. Small- to medium-capitalization companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small and medium capitalization company stocks may, to a degree, fluctuate independently of larger company stocks, i.e., small and medium capitalization company stocks may decline in price as the prices of large company stocks rise or vice versa. Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large, medium or small capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than large, medium and small capitalization companies and such stocks may be more thinly traded and thus difficult for an underlying ETF to buy and sell in the market.

Currency Risk. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which an underlying ETF’s investments are denominated relative to the U.S. dollar will affect an underlying ETF’s NAV. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country’s economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which an underlying ETF’s securities are quoted would reduce the underlying ETF’s NAV per share.

Fixed Income Securities

General. Fixed income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the underlying ETFs. The market value of the fixed income obligations in which the underlying ETFs may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.

Many fixed income securities, especially those issued at high interest rates and with longer maturities, provide that the issuer may repay them early. Issuers often exercise this right when prevailing interest rates are lower than the interest rate of the security. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Furthermore, the underlying ETFs most likely would have to reinvest the proceeds of the payoff at current yields, which would be lower than those paid by the security that was paid off.

Certain underlying ETFs may invest in high- quality, high-grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody’s Investors Service, Inc. (“Moody’s”) (Aaa or Aa) or S&P Global Ratings, a subsidiary of S&P Global Inc. (“S&P”) (AAA or AA) or determined by the underlying ETF’s adviser to be of comparable quality. High grade securities are those rated in the three highest categories by Moody’s (Aaa, Aa or A) or S&P (AAA, AA or A) or determined by the underlying ETF’s adviser to be of comparable quality. Investment-grade securities are those rated in the four highest categories by Moody’s (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB) or determined by the underlying ETF’s adviser to be of comparable quality. Securities rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make timely principal and interest payments than is the case with higher grade securities.

Certain underlying ETFs may also invest in floating and variable rate income securities, including securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

High Yield Securities. Certain underlying ETFs may invest in securities rated below investment grade, that is, rated below Baa by Moody’s or BBB by S&P, or determined by the underlying ETF’s adviser to be of comparable quality. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as “junk bonds.” Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See Appendix A for additional information on the bond ratings of Moody’s and S&P.

Generally, high yield, below investment grade securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Below investment grade securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by an underlying ETF, with a commensurate effect on the value of the underlying ETF’s shares.

The markets in which below investment grade securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for an underlying ETF to purchase and also may restrict the ability of an underlying ETF to obtain accurate market quotations for purposes of valuing securities and calculating NAV or to sell securities at their fair value. An economic downturn could adversely affect the ability of issuers of high yield securities to repay principal and pay interest thereon.

While the market values of below investment grade securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, below investment grade securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of below investment grade securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss because of default by such issuers is significantly greater because below investment grade securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. An underlying ETF may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of nonconvertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the ultimate conversion or exchange value.

Convertible securities are subject both to the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features.

Synthetic Convertible Securities. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Money Market Instruments. Each fund may invest in money market funds managed by LMPFA or its affiliates and money market funds managed by unaffiliated advisers. Money market funds invest in high-quality, U.S. dollar-denominated short-term debt securities and must follow strict rules as to the credit quality, liquidity, diversification and maturity of their investments. A fund may lose money on its investment in money market funds. If a fund invests in money market funds it will indirectly bear its proportionate share of the management fees and other expenses that are charged by the money market fund in addition to the management fees and other expenses paid by the fund. If a fund invests in money market funds that are managed by LMPFA or its affiliates, it is possible that a conflict of interest among the fund and the affiliated funds could affect how the fund’s manager and its affiliates fulfill their fiduciary duty to the fund and the affiliated funds. Money market instruments include: U.S. government securities; certificates of deposit (“CDs”), time deposits (“TDs”) and bankers’ acceptances issued by U.S. banks (including their branches located outside the United States and subsidiaries located in Canada), U.S. branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

CDs are short-term negotiable obligations of commercial banks. TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

U.S. Government Securities. U.S. government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. government (such as securities issued by Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow an amount limited to specific line of credit from the U.S. government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae (formally known as the Federal National Mortgage Association)); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation)). In the case of obligations not backed by the full faith and credit of the United States, an underlying ETF must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates. Since the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, an underlying ETF may invest in obligations issued by such an instrumentality if its adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the underlying ETF, as the case may be.

Inflation-Indexed Securities. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Department of the Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. An underlying ETF may invest in inflation-indexed securities with other structures or characteristics as such securities become available in the market. It is currently expected that other types of inflation-indexed securities would have characteristics similar to those described below.

U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation (currently represented by the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI-U”), calculated with a three-month lag). The U.S. Department of the Treasury issues U.S. TIPS in maturities of five, ten and thirty years. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, an underlying ETF will be subject to deflation risk with respect to their investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If an underlying ETF purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the underlying ETF may experience a loss if there is a subsequent period of deflation. An underlying ETF may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, an underlying ETF investing in inflation-indexed securities could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund- level income tax liability under the Code.

Mortgage-Related Securities. Mortgage-related securities provide capital for mortgage loans made to residential homeowners and include securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as an underlying ETF) by various governmental, government- related and private organizations, such as dealers. The market value of mortgage-related securities will fluctuate as a result of changes in interest rates and mortgage rates.

Interests in pools of mortgage loans generally provide a monthly payment, which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Securities issued by Ginnie Mae and Fannie Mae are fully modified pass-through securities, i.e., the timely payment of principal and interest is guaranteed by the issuer. Freddie Mac securities are modified pass-through securities, i.e., the timely payment of interest is guaranteed by Freddie Mac, principal is passed through as collected but payment thereof is guaranteed not later than one year after it becomes payable.

Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. The mortgage-backed securities guaranteed by Ginnie Mae are backed by the full faith and credit of the United States. Fannie Mae and Freddie Mac are stockholder-owned companies chartered by Congress.

Fannie Mae and Freddie Mac guarantee the securities they issue as to timely payment of principal and interest, but such guarantee is not backed by the full faith and credit of the United States. Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, which are currently being operated under the conservatorship of the Federal Housing Finance Agency, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Commercial banks, savings and loan institutions, mortgage bankers and other secondary market issuers, such as dealers, create pass-through pools of conventional residential mortgage loans. Such issuers also may be the originators of the underlying mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments with respect to such pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. An underlying ETF may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the persons creating the pools, the adviser of the underlying ETF determines that the securities are an appropriate investment for the underlying ETF.

Another type of security representing an interest in a pool of mortgage loans is known as a collateralized mortgage obligation (“CMO”). CMOs represent interests in a short-term, intermediate-term or long-term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and to the long-term CMO last. A CMO permits an investor to more accurately predict the rate of principal repayments. CMOs are issued by private issuers, such as broker/dealers, and by government agencies, such as Fannie Mae and Freddie Mac. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities. In addition, in the event of a bankruptcy or other default of a broker that issued the CMO held by an underlying ETF, the underlying ETF could experience delays in liquidating both its position and losses. An underlying ETF may invest in CMOs in any rating category of the recognized rating services and may invest in unrated CMOs. An underlying ETF may also invest in “stripped” CMOs, which represent only the income portion or the principal portion of the CMO. The values of stripped CMOs are very sensitive to interest rate changes; accordingly, these instruments present a greater risk of loss than conventional mortgage-backed securities.

Governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be second mortgages or alternative mortgage instruments (for example, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages). As new types of mortgage-related securities are developed and offered to investors, an underlying ETF’s adviser may, consistent with the underlying ETF’s investment objectives and policies, consider making investments in such new types of securities.

The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, an underlying ETF may experience a loss (if the price at which the respective security was acquired by the underlying ETF was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the underlying ETF was at a discount from par). In addition, prepayments of such securities held by an underlying ETF will reduce the share price of the underlying ETF to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the underlying ETF to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancing slows, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage securities is usually more pronounced than it is for other types of fixed income securities.

Asset-Backed Securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The pool of assets generally represents the obligations of a number of different parties.

Asset-backed securities frequently carry credit protection in the form of extra collateral, subordinated certificates, cash reserve accounts, letters of credit or other enhancements. For example, payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or other enhancement issued by a financial institution unaffiliated with the entities issuing the securities. Assets which, to date, have been used to back asset-backed securities include motor vehicle installment sales contracts or installment loans secured by motor vehicles, and receivables from revolving credit (credit card) agreements.

Asset-backed securities present certain risks which are, generally, related to limited interests, if any, in related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Other types of asset-backed securities will be subject to the risks associated with the underlying assets. If a letter of credit or other form of credit enhancement is exhausted or otherwise unavailable, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying assets are not realized.

Mortgage Dollar Rolls. Certain underlying ETFs may enter into mortgage dollar rolls. An underlying ETF may enter into dollar rolls in which the underlying ETF sells mortgage- backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, an underlying ETF forgoes interest paid on the securities. An underlying ETF is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. An underlying ETF maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

An underlying ETF executes mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the underlying ETF makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The obligation to repurchase securities on a specified future date involves the risk that the market value of the securities an underlying ETF is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy, becomes insolvent or defaults on its obligations, an underlying ETF’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the underlying ETF’s obligation to repurchase the securities. Dollar roll transactions may result in a form of leverage that increases an underlying ETF’s sensitivity to interest rate changes and may increase the overall risk of investing in the underlying ETF.

Sovereign Government and Supranational Debt. Certain underlying ETFs may invest in all types of debt securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government-owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or debt securities issued by supranational entities such as the World Bank. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Brady Bonds. Certain underlying ETFs may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter (“OTC”) secondary market. Brady Bonds are not considered to be U.S. government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating-rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating-rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

A significant amount of the Brady Bonds that the underlying ETFs may purchase have no or limited collateralization, and an underlying ETF will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the underlying ETFs may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect an underlying ETF’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency (the “COTC”) and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to an underlying ETF, depending upon the principal amount of CDs of each bank held by the underlying ETF) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the COTC and branches licensed by certain states (“State Branches”) may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, the underlying ETFs’ advisers, or with respect to the funds and certain underlying ETFs, the subadviser or Western Asset, as applicable, will carefully evaluate such investments on a case-by-case basis.

Eurodollar or Yankee Obligations. Certain underlying ETFs may invest in Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar denominated debt obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Zero Coupon, Discount and Payment-in-Kind Securities. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Premium Securities. Premium securities are fixed income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased by an underlying ETF at a premium are called or sold prior to maturity, the underlying ETF will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, an underlying ETF will recognize a capital loss if it holds such securities to maturity.

When-Issued Securities and Delayed-Delivery Transactions. To secure an advantageous price or yield, each the underlying ETFs may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by an underlying ETF prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when- issued or delayed-delivery transaction, an underlying ETF will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

Fixed income securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public’s perception of the creditworthiness of the issuers. In general, fixed income government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of fixed income securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

In the case of the purchase by an underlying ETF of securities on a when-issued or delayed- delivery basis, a segregated account in the name of the underlying ETF consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the underlying ETF involved. On the settlement date, the underlying ETF will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the underlying ETF’s payment obligations).

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the underlying ETFs, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Ratings as Investment Criteria. In general, the ratings of nationally recognized statistical rating organizations (“NRSROs”) represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings may be used by the underlying ETFs as initial criteria for the selection of portfolio securities, but the underlying ETFs also will rely upon the independent advice of their respective advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.

Subsequent to its purchase by an underlying ETF, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the underlying ETF. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by an underlying ETF, but the adviser of the underlying ETF will consider such events in its determination of whether such fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in the NRSROs or their rating systems, or due to a corporate reorganization, an underlying ETF will attempt to use comparable ratings as standards for its investments in accordance with its investment objectives and policies.

Derivatives and Alternative Investments

Use of Derivatives in General. The underlying ETFs may engage in a variety of transactions using derivatives, such as futures and options on U.S. and non-U.S. securities, indexes or currencies, options on these futures, forward foreign currency contracts and swaps, including interest rate, currency and credit default swaps (collectively, “Financial Instruments”). One or more of the underlying ETFs may use Financial Instruments for any of the following purposes: as a hedging technique in an attempt to manage risk in the underlying ETF’s portfolio, as a means of changing investment characteristics of the underlying ETF’s portfolio, as a means of providing additional exposure to types of investments or market factors, as a substitute for buying or selling securities, as a means of attempting to enhance returns or as a cash flow management technique. Except as otherwise provided in the Prospectus, this SAI or by applicable law, an underlying ETF may purchase and sell any type of Financial Instrument. An underlying ETF may choose not to make use of derivatives for a variety of reasons, and no assurance can be given that any derivatives strategy employed will be successful.

The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

The use of Financial Instruments may be limited by applicable law and any applicable regulations of the SEC, the CFTC, or the exchanges on which some Financial Instruments may be traded. (Note, however, that some Financial Instruments that an underlying ETF may use may not be listed on any exchange and may not be regulated by the SEC or the CFTC.) In addition, an underlying ETF’s ability to use Financial Instruments may be limited by tax considerations.

In addition to the instruments and strategies discussed in this section, the advisers to the underlying ETFs may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These opportunities may become available as the advisers to the underlying ETFs develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The advisers to the underlying ETFs may utilize these opportunities and techniques to the extent that they are consistent with the underlying ETF’s investment objectives and permitted by its investment limitations and applicable regulatory authorities. These opportunities and techniques may involve risks different from or in addition to those summarized herein.

This discussion is not intended to limit an underlying ETF’s investment flexibility, unless such a limitation is expressly stated, and therefore will be construed by the underlying ETF as broadly as possible. Statements concerning what the underlying ETF may do are not intended to limit any other activity. Also, as with any investment or investment technique, even when the Prospectus or this discussion indicates that an underlying ETF may engage in an activity, it may not actually do so for a variety of reasons, including cost considerations.

Summary of Certain Derivatives Risks. The use of Financial Instruments involves special considerations and risks, certain of which are summarized below, and may result in losses to an underlying ETF. In general, the use of Financial Instruments may increase the volatility of the underlying ETF and may involve a small investment of cash relative to the magnitude of the risk or exposure assumed. Even a small investment in derivatives may magnify or otherwise increase investment losses to the underlying ETF. As noted above, there can be no assurance that any derivatives strategy will succeed.

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Financial Instruments are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to the underlying ETF’s interest. Many Financial Instruments are complex, and successful use of them depends in part upon an adviser’s ability to forecast correctly future market trends and other financial or economic factors or the value of the underlying security, index, interest rate, currency or other instrument or measure. Even if an adviser’s forecasts are correct, other factors may cause distortions or dislocations in the markets that result in unsuccessful transactions. Financial Instruments may behave in unexpected ways, especially in abnormal or volatile market conditions.

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An underlying ETF may be required to maintain assets as “cover,” maintain segregated accounts, post collateral or make margin payments when it takes positions in Financial Instruments. Assets that are segregated or used as cover, margin or collateral may be required to be in the form of cash or liquid securities, and typically may not be sold while the position in the Financial Instrument is open unless they are replaced with other appropriate assets. If markets move against the underlying ETF’s position, the underlying ETF may be required to maintain or post additional assets and may have to dispose of existing investments to obtain assets acceptable as collateral or margin. This may prevent it from pursuing its investment objectives. Assets that are segregated or used as cover, margin or collateral typically are invested, and these investments are subject to risk and may result in losses to the underlying ETF. These losses may be substantial, and may be in addition to losses incurred by using the Financial Instrument in question. If the underlying ETF is unable to close out its positions, it may be required to continue to maintain such assets or accounts or make such payments until the positions expire or mature, and the underlying ETF will continue to be subject to investment risk on the assets. In addition, the underlying ETF may not be able to recover the full amount of its margin from an intermediary if that intermediary were to experience financial difficulty. Segregation, cover, margin and collateral requirements may impair the underlying ETF’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require the underlying ETF to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.

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An underlying ETF’s ability to close out or unwind a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. If there is no market or the underlying ETF is not successful in its negotiations, the underlying ETF may not be able to sell or unwind the derivative position at a particular time or at an anticipated price. This may also be the case if the counterparty to the Financial Instrument becomes insolvent. The underlying ETF may be required to make delivery of portfolio securities or other assets underlying a Financial Instrument in order to close out a position or to sell portfolio securities or assets at a disadvantageous time or price in order to obtain cash to close out the position. While the position remains open, the underlying ETF continues to be subject to investment risk on the Financial Instrument. The underlying ETF may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the Financial Instrument.

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Certain Financial Instruments transactions may have a leveraging effect on an underlying ETF, and adverse changes in the value of the underlying security, index, interest rate, currency or other instrument or measure can result in losses substantially greater than the amount invested in the Financial Instrument itself. When an underlying ETF engages in transactions that have a leveraging effect, the value of the underlying ETF is likely to be more volatile and all other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than the underlying ETF would otherwise have. Certain Financial Instruments have the potential for unlimited loss, regardless of the size of the initial investment.

•	Many Financial Instruments may be difficult to value, which may result in increased payment requirements to counterparties or a loss of value to an underlying ETF.

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Liquidity risk exists when a particular Financial Instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, an underlying ETF may be unable to initiate a transaction or liquidate a position at an advantageous time or price. Certain Financial Instruments, including certain OTC options and swaps, may be considered illiquid and therefore subject to the underlying ETF’s limitation on illiquid investments.

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In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a Financial Instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in an underlying ETF incurring substantial losses and/or not achieving anticipated gains. Even if the strategy works as intended, the underlying ETF might have been in a better position had it not attempted to hedge at all.

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Financial Instruments used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio holdings or declines in the cost of securities or other assets to be acquired. In the event that an underlying ETF uses a Financial Instrument as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index or market, the underlying ETF will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the transaction itself.

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Certain Financial Instruments involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, an underlying ETF may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s bankruptcy.

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Financial Instruments involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. For Financial Instruments not guaranteed by an exchange or clearinghouse, an underlying ETF may have only contractual remedies in the event of a counterparty default, and there may be delays, costs or disagreements as to the meaning of contractual terms and litigation in enforcing those remedies.

•	Certain Financial Instruments transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (“OTC derivatives”), rather than being traded on exchanges or in markets registered with the CFTC or the SEC. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange, and only OTC derivatives that either are required to be cleared or submitted voluntarily for clearing to a clearinghouse will enjoy the protections that central clearing provides against default by the original counterparty to the trade. In an OTC derivatives transaction that is not cleared, an underlying ETF bears the risk of default by its counterparty. In a cleared derivatives transaction, the underlying ETF is instead exposed to the risk of default of the clearinghouse and the risk of default of the broker through which it has entered into the transaction. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

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Financial Instruments transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of OTC derivatives transactions are also applicable to Financial Instruments used outside the United States. Financial Instruments used outside the United States also are subject to the risks affecting foreign securities, currencies and other instruments.

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Financial Instruments involving currency are subject to additional risks. Currency related transactions may be negatively affected by government exchange controls, blockages, and manipulations. Exchange rates may be influenced by factors extrinsic to a country’s economy. Also, there is no systematic reporting of last sale information with respect to foreign currencies. As a result, the information on which trading in currency derivatives is based may not be as complete as, and may be delayed beyond, comparable data for other transactions.

•	Use of Financial Instruments involves transaction costs, which may be significant. Use of Financial Instruments also may increase the amount of taxable income to shareholders.

Options on Securities. Certain underlying ETFs may engage in transactions in options on securities, which, depending on the underlying ETF, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Certain underlying ETFs, however, may engage in option transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums an underlying ETF may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by an underlying ETF will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.

An underlying ETF with option-writing authority may write (a) in-the-money call options when its adviser expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when the adviser expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when its adviser expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Writing out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of an underlying ETF as the writer of an option continues, the underlying ETF may be assigned an exercise notice by the broker/dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the underlying ETF effects a closing purchase transaction. The underlying ETF can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, an underlying ETF will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (“OCC”) or similar clearing corporation and the securities exchange on which the option is written.

Certain underlying ETFs may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the OTC market including, but not limited to, “spread” options, “knock-out” options, “knock-in” options and “average rate” or “look-back” options. “Spread” options are dependent upon the difference between the price of two securities or futures contracts, “knock-out” options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, “knock-in” options only have value if the price of the underlying asset reaches a trigger level and, “average rate” or “look-back” options are options where, at expiration, the option’s strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. Certain underlying ETFs with option-writing authority may write options only on national securities exchanges or in the OTC market.

An underlying ETF may realize a profit or loss upon entering into a closing transaction. In cases in which the underlying ETF has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the underlying ETF has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the underlying ETF initially paid for the original option plus the related transaction costs.

Although an underlying ETF generally will purchase or write only those options for which the adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist or may cease to exist. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, an underlying ETF is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the underlying ETFs with authority to engage in options transactions and other clients of their respective advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by an underlying ETF that are deemed covered by virtue of the underlying ETF’s holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the underlying ETF has written options may exceed the time within which the underlying ETF must make delivery in accordance with an exercise notice. In these instances, an underlying ETF may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the underlying ETF will not bear any market risk because the underlying ETF will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the underlying ETF may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the U.S. government securities for which an underlying ETF may write covered call options. If an underlying ETF writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The underlying ETF will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

Stock Index Options. Certain underlying ETFs may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging their portfolio holdings. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the NYSE Composite Index or the Canadian Market Portfolio Index, or a narrower market or industry index such as the S&P 100 Index, the NYSE Arca Oil Index or the NYSE Arca Computer Technology Index.

Options on stock indexes are generally similar to options on stock except for the delivery requirements.

Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether an underlying ETF will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by an underlying ETF of options on stock indexes will be subject to its adviser’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

An underlying ETF may engage in stock index options transactions when determined by its adviser to be consistent with the underlying ETF’s efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When an underlying ETF writes an option on a stock index, the underlying ETF will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.

Currency Transactions. Certain underlying ETFs may enter into forward currency exchange transactions. A forward currency contract is an OTC obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An underlying ETF that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. An underlying ETF may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. An underlying ETF might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, an underlying ETF may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, an underlying ETF may purchase a currency forward to “lock in” the price of securities denominated in that currency which it anticipates purchasing.

To attempt to hedge against adverse movements in exchange rates between currencies, an underlying ETF may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. An underlying ETF may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the adviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made (“transaction hedging”). Further, when the adviser believes that a particular currency may decline compared to the U.S. dollar or another currency, the underlying ETF may enter into a forward currency contract to sell the currency the adviser expects to decline in an amount approximating the value of some or all of the underlying ETF’s securities denominated in that currency. When the adviser believes that one currency may decline against a currency in which some or all of the portfolio securities held by the underlying ETF are denominated, it may enter into a forward contract to buy the currency expected to appreciate for a fixed amount (“position hedging”). In this situation, the underlying ETF may, in the alternative, enter into a forward currency contract to sell a different currency for a fixed amount of the currency expected to decline where the adviser believes that the value of the currency to be sold pursuant to the forward currency contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the underlying ETF are denominated (“cross hedging”). The underlying ETF’s custodian places cash or other liquid assets in a separate account of the underlying ETF having a value equal to the aggregate amount of the underlying ETF’s commitments under forward currency contracts entered into with respect to position hedges and cross- hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the account will equal the amount of the underlying ETF’s commitments with respect to such contracts.

At or before the maturity of a forward contract, an underlying ETF may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the underlying ETF will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If an underlying ETF retains the portfolio security and engages in an offsetting transaction, the underlying ETF, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between an underlying ETF’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the underlying ETF will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the underlying ETF will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to an underlying ETF of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchanges are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated an underlying ETF may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

OTC currency transactions expose an underlying ETF to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. This risk will be higher to the extent that the underlying ETF trades with a single counterparty or small number of counterparties.

A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. To the extent required by law, liquid assets committed to futures contracts will be maintained. Futures contracts are discussed in greater detail below.

Foreign Currency Options. Certain underlying ETFs may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three-, six- and nine-month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

An underlying ETF may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the U.S. dollar value of a foreign currency in which an underlying ETF’s securities are denominated, for example, will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities that it holds, the underlying ETF may purchase put options on the foreign currency. If the value of the currency does decline, the underlying ETF will have the right to sell the currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the underlying ETF may purchase call options on the particular currency.

The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the underlying ETF derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the underlying ETF could sustain losses on transactions in foreign currency options that would require it to forgo a portion or all of the benefits of advantageous changes in the rates.

Futures Contracts. The purpose of the acquisition or sale of a futures contract by an underlying ETF is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the underlying ETF anticipates an increase in the price of stocks that it intends to purchase at a later time, the underlying ETF could enter into contracts to purchase the stock index (known as taking a “long” position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the underlying ETF’s not participating in a market advance. An underlying ETF then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a “short” position) as it purchases individual stocks. An underlying ETF can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by an underlying ETF, an increase in the value of the futures contracts could only mitigate—but not totally offset—the decline in the value of the underlying ETF.

Certain underlying ETFs may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the OTC market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the underlying ETF and not for purposes of speculation, but some underlying ETFs may enter into futures contracts for non- hedging purposes, i.e., to increase total return. The ability of the underlying ETFs to trade in futures contracts may be limited by the requirements of the Code, applicable to a regulated investment company.

No consideration will be paid or received by an underlying ETF upon the purchase or sale of a futures contract. Initially, an underlying ETF will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract, which is returned to the underlying ETF upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” In addition, when an underlying ETF enters into a long position in a futures contract or an option on a futures contract, it must maintain an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the underlying ETF’s commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, an underlying ETF may elect to close the position by taking an opposite position, which will operate to terminate the underlying ETF’s existing position in the contract.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although an underlying ETF intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, an underlying ETF would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of an underlying ETF investing in the options.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by an underlying ETF’s adviser as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of an adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.

Margin Requirements. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, an underlying ETF will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract, which is returned to an underlying ETF, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” In addition, when an underlying ETF enters into a long position in a futures contract, it must maintain an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in an underlying ETF’s commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, an underlying ETF may elect to close the position by taking an opposite position, which will operate to terminate an underlying ETF’s existing position in the contract.

For example, when an underlying ETF purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and an underlying ETF receives from the broker a variation margin payment equal to that increase in value. Conversely, where an underlying ETF purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and an underlying ETF is required to make a variation margin payment to the broker.

At any time prior to expiration of the futures contract, an underlying ETF may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to an underlying ETF, and the underlying ETF realizes a loss or a gain.

When an underlying ETF anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance (anticipatory hedge). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. An underlying ETF may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of an underlying ETF’s securities (defensive hedge). To the extent that an underlying ETF’s portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the underlying ETF of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the underlying ETF with attendant transaction costs.

An underlying ETF will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

Use of Segregated and Other Special Accounts. Use of many hedging and other strategic transactions including market index transactions by an underlying ETF will require, among other things, that the underlying ETF segregate cash, liquid securities or other assets with its custodian, or a designated sub-custodian, to the extent the underlying ETF’s obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by an underlying ETF to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, appropriate securities as required by the 1940 Act at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by an underlying ETF, for example, will require the underlying ETF to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option written by an underlying ETF on an index will require the underlying ETF to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by an underlying ETF will require the underlying ETF to segregate liquid securities equal to the exercise price.

OTC options entered into by an underlying ETF, including those on securities, financial instruments or indexes, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although an underlying ETF may not be required to do so. As a result, when an underlying ETF sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by an underlying ETF other than those described above generally settle with physical delivery, and an underlying ETF will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery. If an underlying ETF enters into OTC options transactions, it will be subject to counterparty risk.

In the case of a futures contract or an option on a futures contract, an underlying ETF must deposit initial margin and, in some instances, daily variation margin, typically with third parties such as a clearing organization, in addition to segregating assets with its custodian sufficient to meet its obligations to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid securities or other acceptable assets.

Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. An underlying ETF may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging and other strategic transactions. An underlying ETF could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the underlying ETF. Moreover, instead of segregating assets if it holds a futures contract or forward contract, an underlying ETF could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other hedging and other strategic transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Special Risks of Using Futures Contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in stock market prices or interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for equity securities or debt securities, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to market values, interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss as well as gain to the investor.

Furthermore, in the case of a futures contract purchase, in order to be certain that an underlying ETF has sufficient assets to satisfy its obligations under a futures contract, an underlying ETF segregates and commits to back the futures contract with an amount of cash and liquid securities from an underlying ETF equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

As with options on securities, the holder of an option on futures contracts may terminate the position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. An underlying ETF will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all option transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. An underlying ETF will not purchase options on futures contracts on any exchange unless and until, in the subadviser’s opinion, the market for such options has developed sufficiently that the risks in connection with options on futures contracts are not greater than the risks in connection with futures contracts. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to an underlying

ETF because the maximum amount of risk is the premium paid for the options (plus transaction costs). Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

Special Risks of Writing Options. Option writing for an underlying ETF may be limited by position and exercise limits established by national securities exchanges and by requirements of the Code for qualification as a regulated investment company. In addition to writing covered call options to generate current income, an underlying ETF may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedge position. An underlying ETF bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. An underlying ETF will engage in hedging transactions only when deemed advisable by the subadviser. Successful use by an underlying ETF of options will be subject to the subadviser’s ability to predict correctly movements in the direction of the stock or index underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect an underlying ETF’s performance.

The ability of an underlying ETF to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While an underlying ETF generally will write options only if a liquid secondary market appears to exist for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist. If an underlying ETF cannot enter into a closing purchase transaction with respect to a call option it has written, an underlying ETF will continue to be subject to the risk that its potential loss upon exercise of the option will increase as a result of any increase in the value of the underlying security. An underlying ETF could also face higher transaction costs, including brokerage commissions, as a result of its options transactions.

Commodity Exchange Act Regulation. The funds are deemed “commodity pools” and the manager is considered a “commodity pool operator” with respect to the funds under the Commodity Exchange Act. Certain underlying ETFs are also deemed to be a “commodity pool” and those underlying ETFs’ managers are considered “commodity pool operators” with respect to the underlying ETFs under the Commodity Exchange Act. The manager, directly or through its affiliates, and the underlying ETF’s managers are therefore subject to dual regulation by the SEC and the CFTC. Due to recent regulatory changes, additional regulatory requirements may be imposed and additional expenses may be incurred by the underlying ETF. The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Foreign Commodity Exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless an underlying ETF trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the underlying ETF might realize in trading could be eliminated by adverse changes in the exchange rate, or the underlying ETF could incur losses as a result of those changes.

Swaps, Caps, Floors and Collars. Certain underlying ETFs may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the underlying ETF anticipates purchasing at a later date or to attempt to enhance total return. A swap typically involves the exchange by an underlying ETF with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments (such as individual securities, baskets of securities and securities indices) or market factors (such as those listed below). Depending on their structure, swap agreements may increase or decrease the overall volatility of an underlying ETF’s investments and its share price because, and to the extent, these agreements affect an underlying ETF’s exposure to long- or short-term interest rates, non-U.S. currency values, mortgage-backed or other security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift an underlying ETF’s investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options.

If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses.

Certain underlying ETFs may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an underlying ETF would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or a non- U.S. corporate issuer, on the debt obligation. In return, an underlying ETF would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an underlying ETF would keep the stream of payments and would have no payment obligations. As the seller, an underlying ETF would be subject to investment exposure on the notional amount of the swap, which may be significantly larger than the underlying ETF’s cost to enter into the credit default swap. An underlying ETF may also invest in credit default indices, which are indices that reflect the performance of a basket of credit default swaps, and swaptions on credit default swap indices. (See “Options on Swaps” below.)

Certain underlying ETFs may purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the underlying ETF would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve credit risk—that the seller may fail to satisfy its payment obligations to an underlying ETF in the event of a default.

Certain underlying ETFs may enter into an interest rate swap in an effort to protect against declines in the value of fixed income securities held by an underlying ETF. In such an instance, an underlying ETF may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of an underlying ETF’s portfolio, the underlying ETF would receive payments under the swap that would offset, in whole or in part, such diminution in value.

The net amount of the excess, if any, of an underlying ETF’s obligations over its entitlements with respect to each swap will be accrued on a daily basis, depending on whether a threshold amount (if any) is exceeded, and an amount of cash or liquid assets having an aggregate net asset value approximately equal to the accrued excess will be set aside as cover, as described below. An underlying ETF will also maintain collateral with respect to its total obligations under any swaps that are not entered into on a net basis, and will maintain cover as required by SEC guidelines from time to time with respect to caps and floors written by an underlying ETF.

Options on Swaps. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. An underlying ETF may write (sell) and purchase put and call swaptions. An underlying ETF may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the underlying ETF is hedging its assets or its liabilities. An underlying ETF may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. An underlying ETF may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, or to protect against an increase in the price of securities the underlying ETF anticipates purchasing at a later date or for any other purpose, such as speculation to increase returns. Swaptions are generally subject to the same risks involved in an underlying ETF’s use of options.

Depending on the terms of the particular option agreement, an underlying ETF will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When an underlying ETF purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when an underlying ETF writes a swaption, upon exercise of the option the underlying ETF will become obligated according to the terms of the underlying agreement.

Commodities and Commodity-Linked Derivative Instruments. Investments by an underlying ETF in commodities and commodity-linked derivative instruments may subject the underlying ETF to greater volatility than investments in traditional securities. Investments in commodities and commodity-linked derivative instruments may subject an underlying ETF to greater volatility than investments in traditional securities. Such investments may be speculative. The value of commodities and related instruments may be affected by changes in overall market movements; changes in interest and inflation rates; factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; global supply and demand for a particular commodity; and investment and trading activities of certain mutual funds, hedge funds and commodity funds that invest in commodities and commodity-linked investments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the an underlying ETF’s NAV), and there can be no assurance that the underlying ETF’s use of leverage will be successful. In addition, to the extent that an underlying ETF gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets. The means by which an underlying ETF seeks exposure to commodities, both directly and indirectly, including through derivatives, may be limited by the underlying ETF’s intention to qualify as a regulated investment company under the Code.

An exchange-traded commodity futures contract is a derivative that provides for the purchase and sale of a specified type and quantity of a commodity during a stated delivery month for a fixed price. A futures contract on an index of commodities provides for the payment and receipt of cash based on the level of the index at settlement or liquidation of the contract. Futures contracts, by their terms, have stated expirations and, at a specified point in time prior to expiration, trading in a futures contract for the current delivery month will cease. As a result, an investor wishing to maintain exposure to a futures contract on a particular commodity with the nearest expiration must close out the position in the expiring contract and establish a new position in the contract for the next delivery month, a process referred to as “rolling.” The process of rolling a futures contract can be profitable or unprofitable depending in large part on whether the futures price for the next delivery month is less than or more than the price of the expiring contract. If the price for the new futures contract is less than the price of the expiring contract, then the market for the commodity is said to be in “backwardation.” In these markets, roll returns are positive, because the proceeds from the expiring futures contract will be greater than the price of the new contract, resulting in a net gain. The term “contango” is used to describe a market in which the price for a new futures contract is more than the price of the expiring contract. In these markets, roll returns are negative, because the proceeds from the expiring futures contract will be less than the price of the new contract, resulting in a net loss. There is a risk that even when a commodity’s price is rising, contango could create negative roll returns and result in a loss to an underlying ETF.

Historically, certain types of commodity futures’ returns have tended to exhibit low to negative correlation with the returns of other assets such as stocks and bonds. Although commodity futures trading can provide a diversification benefit to investor portfolios because of its low to negative correlation with other financial assets, an underlying ETF cannot be expected to be automatically profitable during unfavorable periods for the stock or bond market, or vice versa. If the shares of an underlying ETF perform in a manner that correlates with the general financial markets or do not perform successfully, there will be no diversification benefits by investing in the underlying ETF and the shares of the underlying ETF may produce no gains to offset losses from other investments.

The Commodity Exchange Act requires a clearing broker to segregate all funds received from customers from such broker’s proprietary assets. If a commodity broker fails to do so, the assets of an underlying ETF might not be fully protected in the event of the commodity broker’s bankruptcy. Furthermore, in the event of the commodity broker’s bankruptcy, the underlying ETF could be limited to recovering either a pro rata share of all available funds segregated on behalf of the commodity broker’s combined customer accounts or the underlying ETF may not recover any assets at all, even though certain property specifically traceable to the underlying ETF was held by the commodity broker. The commodity broker may, from time to time, be the subject of certain regulatory and private causes of action that may affect the operations of the broker. In the event of a bankruptcy or insolvency of any exchange or a clearing house, the underlying ETF could experience a loss of the underlying ETFs deposited through its commodity broker as margin with the exchange or clearing house, a loss of any unrealized profits on its open positions on the exchange, and the loss of profits on its closed positions on the exchange.

CFTC and commodity exchange rules impose speculative position limits on market participants, including an underlying ETF, trading in certain commodities. These position limits prohibit any person from holding a position of more than a specific number of such futures contracts. The purposes of speculative position limits are to diminish, eliminate or prevent sudden or unreasonable fluctuations or unwarranted changes in the prices of futures contracts. The CFTC’s aggregation rules require that a trader aggregate all positions in accounts which the trader owns or over which the trader controls trading. However, a trader is not required to aggregate positions in multiple accounts or commodity pools if that trader (or its applicable divisions/subsidiaries) qualifies for certain exemptions. If an underlying ETF’s advisor determines that the underlying ETF’s trading may be approaching any of these speculative position limits, the underlying ETF may reduce its trading in that commodity or trade in other commodities or instruments that the index sponsor determines comply with the rules and goals of the index. Speculative position limit levels remain subject to change by the CFTC or the relevant exchanges. Depending on the outcome of any future CFTC or futures exchange rulemaking, as applicable, the rules concerning position limits may be amended in a manner that adversely affects the investment strategy of an underlying ETF. Exchanges may also establish accountability levels applicable to futures contracts. An exchange may order a person who holds or controls aggregate positions in excess of specified position accountability levels not to further increase the positions, to comply with any prospective limit which exceeds the size of the position owned or controlled, or to reduce any open position which exceeds position accountability levels if the exchange determines that such action is necessary to maintain an orderly market. Under current regulations, subject to any relevant exemptions, traders, such as the an underlying ETF, may not exceed speculative position limits, either individually or in the aggregate with other persons with whom they are under common control or ownership. Under proposed regulations, the CFTC would require certain persons to aggregate exchange listed futures and economically equivalent swap positions owned or controlled by such persons.

Hedge fund-type strategies. Certain underlying ETFs may allocate assets across several different investment strategies, including alternative investment strategies, such as those utilized by certain hedge funds. The strategies may fall into the following broad categories: equity long/short, event driven and global macro based strategies. Equity long/short strategies involve simultaneously investing in equities (i.e., investing long) that the adviser to an underlying ETF believes are attractive based on relevant return factors and selling equities (selling short) that the adviser believes are unattractive based on the relevant return factors. Equity long/short strategies seek to profit by exploiting pricing inefficiencies between related equity securities by maintaining long and short positions. Event driven strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. For example, merger arbitrage strategies seek to capitalize on price discrepancies and returns generated by a corporate transaction. An underlying ETF may purchase the common stock of the company being acquired and short the common stock of the acquirer in expectation of profiting from the price differential between the purchase price of the securities and the value received for the securities as a result of or in expectation of the consummation of the merger. Global macro based strategies aim to exploit macro economic imbalances across the globe. The macro based strategies may be implemented through a broad range of asset classes including, but not limited to, equities, fixed income, currency and commodities. For example, this strategy may invest in the long-end of the government bond markets with the highest inflation adjusted yields and sell short the long-end of the government bond markets with the lowest inflation adjusted yields. As an alternative example, the strategy may seek to exploit supply and demand imbalances that occur in a given commodity market by utilizing long and short exposures achieved through different derivative instruments. These strategies involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note.

Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators. Indexed securities typically are debt securities or deposits whose value at maturity and/or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities do not include mutual funds, exchange-traded funds, or other pooled investment vehicles that make investments designed to track the performance of a particular market index or other indicator. The performance of indexed securities fluctuates (either directly or inversely, depending upon the instrument) with the performance of the index, security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their value may substantially decline if the issuer’s creditworthiness deteriorates. The value of some indexed securities varies according to a multiple of the underlying securities, and so will be more volatile than the underlying investments and may have a leverage like effect on the underlying ETF. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies. The U.S. Treasury issues securities whose principal value is indexed to the Consumer Price Index (also known as “Treasury Inflation-Indexed Securities”). The adviser will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stock or as a separate asset class for purposes of each fund’s investment allocations, depending on the individual characteristics of the securities. Indexed securities may fluctuate according to a multiple of changes in the underlying instrument or index and, in that respect, have a leverage-like effect on a fund or an underlying ETF.

Indexed securities may include structured notes as well as securities other than debt securities. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Investment Practices

In attempting to achieve its investment objectives, an underlying ETF may employ, among others, the following investment strategies. To the extent that the funds directly engage in such investment strategies including activities that can be described as creating leverage, the below descriptions and risks are also directly applicable to the funds.

Borrowing. Certain of the underlying ETFs may borrow in certain circumstances. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the NAV of an underlying ETF’s shares and in the return on the underlying ETF’s portfolio. Although the principal of any borrowing will be fixed, an underlying ETF’s assets may change in value during the time the borrowing is outstanding. An underlying ETF may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the adviser’s strategy and the ability of the underlying ETF to comply with certain provisions of the Code in order to provide pass-though tax treatment to shareholders. Interest on any borrowings will be an underlying ETF expense and will reduce the value of an underlying ETF’s shares.

Repurchase Agreements. Under the terms of a typical repurchase agreement, an underlying ETF would acquire one or more underlying debt obligations, frequently obligations issued by the U.S. government or its agencies or instrumentalities, for a relatively short period (typically overnight, although the term of an agreement may be many months), subject to an obligation of the seller to repurchase, and the underlying ETF to resell, the obligation at an agreed-upon time and price. The repurchase price is typically greater than the purchase price paid by the underlying ETF, thereby determining the underlying ETF’s yield. A repurchase agreement is similar to, and may be treated as, a secured loan, where the underlying ETF loans cash to the counterparty and the loan is secured by the purchased securities as collateral. All repurchase agreements entered into by an underlying ETF are required to be collateralized so that at all times during the term of a repurchase agreement, the value of the underlying securities is at least equal to the amount of the repurchase price. Also, an underlying ETF or its custodian is required to have control of the collateral, which the subadviser or Western Asset, as applicable, believes will give the underlying ETF a valid, perfected security interest in the collateral.

Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon an underlying ETF’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which an underlying ETF seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. If an underlying ETF enters into a repurchase agreement involving securities the underlying ETF could not purchase directly, and the counterparty defaults, the underlying ETF may become the holder of securities that it could not purchase. These repurchase agreements may be subject to greater risks. In addition, these repurchase agreements may be more likely to have a term to maturity of longer than seven days.

Repurchase agreements maturing in more than seven days are considered to be illiquid.

Pursuant to an exemptive order issued by the SEC, the funds and underlying ETFs, along with other affiliated entities managed by the manager, may transfer uninvested cash balances into one or more joint accounts for the purpose of entering into repurchase agreements secured by cash and U.S. government securities, subject to certain conditions.

Securities Lending. Consistent with applicable regulatory requirements, certain underlying ETFs may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the underlying ETF’s board. An underlying ETF will not lend portfolio securities to affiliates of Legg Mason unless it has applied for and received specific authority to do so from the SEC. From time to time, an underlying ETF may pay to the borrower and/or a third party which is unaffiliated with the underlying ETF or Legg Mason and is acting as a “finder” a part of the interest earned from the investment of collateral received for securities loaned. Although the borrower will generally be required to make payments to an underlying ETF in lieu of any dividends the underlying ETF would have otherwise received had it not loaned the shares to the borrower, such payments will not be treated as “qualified dividend income” for purposes of determining what portion of a fund’s regular dividends (as defined below) received by individuals may be taxed at the rates generally applicable to long-term capital gains (see “Taxes” below).

Requirements of the SEC, which may be subject to future modification, currently provide that the following conditions must be met whenever an underlying ETF lends its portfolio securities: (a) an underlying ETF must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) an underlying ETF must be able to terminate the loan at any time; (d) an underlying ETF must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) an underlying ETF may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the investment in the loaned securities occurs, an underlying ETF must terminate the loan and regain the right to vote the securities.

The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. An underlying ETF could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan. Loans will be made to firms deemed by the underlying ETF’s adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

Short Sales. Certain underlying ETFs may from time to time sell securities short. A short sale is a transaction in which an underlying ETF sells a security it does not own in anticipation of a decline in the market price of that security. To effect a short sale, an underlying ETF arranges through a broker to borrow the security it does not own to be delivered to a buyer of such security. In borrowing the security to be delivered to the buyer, an underlying ETF will become obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. A short sale results in a gain when the price of the securities sold short declines between the date of the short sale and the date on which a security is purchased to replace the borrowed security. Conversely, a short sale will result in a loss if the price of the security sold short increases. Short selling is a technique that may be considered speculative and involves risk beyond the amount of money used to secure each transaction.

When an underlying ETF makes a short sale, the broker effecting the short sale typically holds the proceeds as part of the collateral securing the underlying ETF’s obligation to cover the short position. An underlying ETF may use securities it owns to meet such collateral obligations. Generally, an underlying ETF may not keep, and must return to the lender, any dividends or interest that accrue on the borrowed security during the period of the loan. Depending on the arrangements with a broker or the custodian, an underlying ETF may or may not receive any payments (including interest) on collateral it designates as security for the broker.

In addition, until an underlying ETF closes its short position or replaces the borrowed security, the underlying ETF, pursuant to the 1940 Act, will designate liquid assets it owns (other than short sale proceeds) as segregated assets in an amount equal to its obligation to purchase the securities sold short. The amount segregated in this manner will be increased or decreased each business day (called marked-to-the-market) in an amount equal to the changes in the market value of an underlying ETF’s obligation to purchase the security sold short. This may limit an underlying ETF’s investment flexibility as well as its ability to meet redemption requests or other current obligations.

An underlying ETF will realize a gain if the price of a security declines between the date of the short sale and the date on which the underlying ETF purchases a security to replace the borrowed security. On the other hand, an underlying ETF will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the underlying ETF may be required to pay in connection with a short sale. Short selling is a technique that may be considered speculative and involves risks beyond the initial capital necessary to secure each transaction. It should be noted that possible losses from short sales differ from those losses that could arise from a cash investment in a security because losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security. Whenever an underlying ETF sells short, it must segregate assets held by its custodian as collateral to cover its obligation, and maintain the collateral in an amount at least equal to the market value of the short position. To the extent that the liquid securities segregated by an underlying ETF’s custodian are subject to gain or loss, and the securities sold short are subject to the possibility of gain or loss, leverage is created. The liquid securities utilized by the underlying ETFs in this respect will normally be primarily composed of equity portfolio securities that are subject to gains or losses and, accordingly, when an underlying ETF executes short sales leverage will normally be created.

There is also a risk that a borrowed security will need to be returned to the broker/dealer on short notice. If the request for the return of a security occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that an underlying ETF might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.

An underlying ETF has a short position in the securities sold short until it delivers to the broker/dealer the securities sold, at which time the underlying ETF receives the proceeds of the sale. An underlying ETF will normally close out a short position by purchasing on the open market and delivering to the broker/dealer an equal amount of the securities sold short.

In addition, as a hedging technique, an underlying ETF may purchase call options to buy securities sold short by the underlying ETF. Such options would lock in a future price and protect the underlying ETF in case of an unanticipated increase in the price of a security sold short by the underlying ETF.

Short Sales “Against the Box.” Certain underlying ETFs may enter into short sales “against the box.” An underlying ETF may enter into a short sale of common stock such that when the short position is open the fund owns an amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as “against the box,” will be entered into by an underlying ETF for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when an underlying ETF delivers the convertible securities to close out its short position. Although prior to delivery an underlying ETF will have to pay an amount equal to any dividends paid on the common stock sold short, the underlying ETF will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. An underlying ETF will deposit, in a segregated account with its custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Reverse Repurchase Agreements. Certain underlying ETFs may enter into reverse repurchase agreements, which involve the sale of fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowings. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as “leverage.” The securities purchased with the underlying ETFs obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that an underlying ETF can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are advantageous only if an underlying ETF has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and an underlying ETF intends to use the reverse repurchase technique only when its adviser believes it will be advantageous to the underlying ETF.

The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of an underlying ETF’s assets. An underlying ETF’s custodian bank will maintain a separate account for the underlying ETF with securities having a value equal to or greater than such commitment of the underlying ETF.

Leveraging. Certain underlying ETFs may from time to time leverage its investments by purchasing securities with borrowed money. A fund is required under the 1940 Act to maintain an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the fund’s asset coverage drops below 300%, the fund must reduce its outstanding borrowings within three business days (not including Sundays and holidays) so as to restore its asset coverage to the 300% level.

Certain of the underlying ETFs may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios. Leverage creates an opportunity for increased returns to shareholders of an underlying ETF but, at the same time, creates special risk considerations. Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the NAV of the underlying ETF’s shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the NAV of the underlying ETF’s shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. Therefore, leverage may exaggerate changes in the NAV of an underlying ETF’s shares and in an underlying ETF’s yield. Although the principal or stated value of such borrowings will be fixed, an underlying ETF’s assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for an underlying ETF that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends an underlying ETF will have to pay in respect thereof, the underlying ETF’s net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of an underlying ETF will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to an underlying ETF.

Restricted and Illiquid Securities. Certain underlying ETFs may invest in securities the disposition of which is subject to legal or contractual restrictions. An illiquid security is any security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a fund or an underlying ETF has valued the security. Illiquid securities may include (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) TDs maturing in more than seven calendar days; (d) securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets; and (e) securities of new and early stage companies whose securities are not publicly traded.

Under SEC regulations, certain securities acquired through private placements can be traded freely among qualified purchasers. The SEC has stated that an investment company’s board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under these regulations is “liquid.” Each fund intends to rely on these regulations, to the extent appropriate, to deem specific securities acquired through private placements as “liquid.” The Board has delegated to the subadviser or Western Asset, as applicable, the responsibility for determining whether a particular security eligible for trading under these regulations is “liquid.” Investing in these restricted securities could have the effect of increasing a fund’s illiquidity if qualified purchasers become, for a time, uninterested in buying these securities.

Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. Restricted securities may be sold only (1) pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) (such securities are referred to herein as “Rule 144A securities”), or another exemption; (2) in privately negotiated transactions; or (3) in public offerings with respect to which a registration statement is in effect under the 1933 Act. Rule 144A securities, although not registered in the United States, may be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. As noted above, the subadviser or Western Asset, as applicable, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid for purposes of limitations on the amount of illiquid investments a fund may own. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund is able to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than expected when it decided to sell.

Illiquid securities may be difficult to value and a fund may have difficulty disposing of such securities promptly. Judgment plays a greater role in valuing illiquid investments than those securities for which a more active market exists. A fund does not consider non-U.S. securities to be restricted if they can be freely sold in the principal markets in which they are traded, even if they are not registered for sale in the United States.

To the extent required by applicable law and SEC guidance, no securities for which there is not a readily available market will be acquired by a fund if such acquisition would cause the aggregate value of illiquid securities to exceed 15% of a fund’s net assets.

Securities of Unseasoned Issuers. Certain underlying ETFs may invest in securities of unseasoned issuers, which may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under federal securities laws. As a result, an underlying ETF may be forced to sell these securities at less than fair market value or may not be able to sell them when the underlying ETF’s adviser believes it desirable to do so. Investments by an underlying ETF in illiquid securities are subject to the risk that should the underlying ETF desire to sell any of these securities when a ready buyer is not available at a price that the underlying ETF’s adviser deems representative of its value, the value of the underlying ETF’s net assets could be adversely affected.

Forward Roll Transactions. Forward roll transactions involve the risk that the market value of the securities sold by an underlying ETF may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by a fund. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide an underlying ETF with the opportunity for higher income, this leveraging practice will increase an underlying ETF’s exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause an underlying ETF’s NAV per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause an underlying ETF’s NAV per share to decrease faster than would otherwise be the case.

Exchange-Traded Notes (“ETNs”). An underlying ETF may invest in ETNs. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are publicly traded on a U.S. securities exchange. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced underlying asset. When an underlying ETF invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. These fees and expenses generally reduce the return realized at maturity or upon redemption from an investment in an ETN; therefore, the value of the index underlying the ETN must increase significantly in order for an investor in an ETN to receive at least the principal amount of the investment at maturity or upon redemption. An underlying ETF’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

ETNs are also subject to tax risk. The Internal Revenue Service and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may be times when an ETN share trades at a premium or discount to its NAV.

Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the funds or certain underlying ETFs. For example, certain countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the 1940 Act restricts a fund’s or an underlying ETF’s investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict an underlying ETF’s investments in certain foreign banks and other financial institutions.

Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in an underlying ETF incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of an underlying ETF are uninvested and no return is earned thereon. The inability of an underlying ETF to make intended security purchases due to settlement problems could cause an underlying ETF to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to an underlying ETF due to subsequent declines in value of the portfolio security or, if an underlying ETF has entered into a contract to sell the security, could result in possible liability to the purchaser. Generally, there is less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

Cybersecurity Risk. With the increased use of technologies such as mobile devices and Web-based or “cloud” applications, and the dependence on the Internet and computer systems to conduct business, each fund is susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the fund’s website (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the fund’s systems.

Cybersecurity incidents affecting the funds’ manager, the subadviser, other service providers to the fund or its shareholders (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries), Authorized Participants and/or the Exchange have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the fund and its shareholders, interference with the fund’s ability to calculate its net asset value, impediments to trading, the inability of fund shareholders to transact business and the fund to process transactions (including fulfillment of fund share purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the fund invests, counterparties with which the fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers ) and other parties. In addition, substantial costs may be incurred in order to safeguard against and reduce the risk of any cybersecurity incidents in the future. In addition to administrative, technological and procedural safeguards, the fund’s manager and the subadviser have established business continuity plans in the event of, and risk management systems to prevent or reduce the impact of, such cybersecurity incidents. However, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. Furthermore, the fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the fund or its shareholders. Each fund and its shareholders could be negatively impacted as a result.

All of the above regarding cybersecurity risk would also apply to the underlying ETFs.

INVESTMENT POLICIES

Each fund has adopted the fundamental and non-fundamental investment policies below for the protection of shareholders. Fundamental investment policies of a fund may not be changed without the vote of a majority of the outstanding shares of the fund, defined under the 1940 Act as the lesser of (a) 67% or more of the voting power of the fund present at a shareholder meeting, if the holders of more than 50% of the voting power of the fund are present in person or represented by proxy, or (b) more than 50% of the voting power of the fund. The Board may change non-fundamental investment policies at any time.

If any percentage restriction described below is complied with at the time of an investment, a later increase or decrease in the percentage resulting from a change in asset values or characteristics will not constitute a violation of such restriction, unless otherwise noted below.

Fundamental Investment Policies

Each fund’s fundamental investment policies are as follows:

(1) The fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(2) The fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(3) The fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(4) The fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(5) The fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(6) The fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(7) Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the fund may not make any investment if, as a result, the fund’s investments will be concentrated in any one industry.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits each fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. (Each fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires each fund to maintain an “asset coverage” of at least 300% of the amount of its borrowings, provided that in the event that the fund’s asset coverage falls below 300%, the fund is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings and thus subject to the 1940 Act restrictions. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the fund’s net investment income in any given period. Currently, no fund has any intention of borrowing money for leverage. The policy in (1) above will be interpreted to permit a fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits each fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause the funds to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent a fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the 1933 Act.

With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to the funds, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when a fund’s subadviser believes the income justifies the attendant risks. The funds also will be permitted by this policy to make loans of money, including to other funds. The funds would have to obtain exemptive relief from the SEC to make loans to other funds. The policy in (3) above will be interpreted not to prevent the funds from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over a fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits each fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. The fund may also borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of the fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate; however, each fund is limited in the amount of illiquid assets it may purchase. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits each fund’s purchases of illiquid securities to 15% of net assets. The policy in (5) above will be interpreted not to prevent the funds from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, each fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits each fund’s purchases of illiquid securities to 15% of net assets. If a fund were to invest in a physical commodity or a physical commodity-related instrument, the fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There may also be storage charges and risks of loss associated with physical commodities. The policy in (6) above will be interpreted to permit investments in ETFs that invest in physical and/or financial commodities.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. Each fund intends to include its investments in securities of other industry-specific investment companies for purposes of calculating such fund’s industry concentration, to the extent practicable. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country; however, the Trust understands that the SEC staff considers securities issued by a foreign government to be in a single industry for purposes of calculating applicable limits on concentration. The policy also will be interpreted to give broad authority to the fund as to how to classify issuers within or among industries.

Each fund’s fundamental policies will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

Non-Fundamental Investment Policies

Each fund may not purchase or otherwise acquire any security if immediately after the acquisition the value of illiquid securities held by the fund would exceed 15% of the fund’s net assets. The fund monitors the portion of the fund’s total assets that is invested in illiquid securities on an ongoing basis, not only at the time of investment in such securities.

Notwithstanding the foregoing investment restrictions, the underlying ETFs in which the funds invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a fund to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above.

Diversification

Each fund is currently classified as a non-diversified fund under the 1940 Act, which means the fund is not limited by the 1940 Act in the proportion of its assets it may invest in the securities of a single issuer. A diversified fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. A non-diversified fund is not subject to these limitations. Therefore, a non-diversified fund can invest a greater portion of its assets in a single issuer or a limited number of issuers than a diversified fund. In this regard, the fund is subject to a greater risk than a diversified fund because the fund may be subject to greater volatility with respect to its portfolio securities than funds that are more broadly diversified. The fund intends to conduct its operations, however, so as to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which will relieve the fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. To qualify as a RIC, the fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the fund’s total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer.

Portfolio Turnover

For reporting purposes, each fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.

In the event that portfolio turnover increases, this increase necessarily results in correspondingly greater transaction costs which must be paid by the fund. To the extent the portfolio trading results in realization of net short-term capital gains, shareholders will be taxed on such gains at ordinary tax rates (except shareholders who invest through individual retirement accounts (“IRAs”) and other retirement plans which are not taxed currently on accumulations in their accounts).

Portfolio turnover will not be a limiting factor should the subadviser or Western Asset, as applicable, deem it advisable to purchase or sell securities.

MANAGEMENT

The business and affairs of the funds are conducted by management under the supervision and subject to the direction of its Board. The business address of each Trustee (including each Trustee of the funds who is not an “interested person” of the funds (an “Independent Trustee”)) is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, MD 21202. Information pertaining to the Trustees and officers of the funds is set forth below.

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Independent Trustees#:
Paul R. Ades Born 1940	Trustee	Since 1983	Paul R. Ades, PLLC (law firm) (since 2000)	47	None

Andrew L. Breech Born 1952	Trustee	Since 1991	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)	47	None

Dwight B. Crane Born 1937	Trustee	Since 1981	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)	47	None

Althea L. Duersten Born 1951	Trustee	Since 2014	Retired (since 2011); formerly, Chief Investment Officer, North America, JP Morgan Chase (investment bank) and member of JP Morgan Executive Committee (2007 to 2011)	47	None

Frank G. Hubbard Born 1937	Trustee	Since 1993	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)	47	None

Howard J. Johnson Born 1938	Chairman and Trustee	From 1981 to 1998 and since 2000 (Chairman since 2013)	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)	47	None

Jerome H. Miller Born 1938	Trustee	Since 1995	Retired	47	None

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Ken Miller Born 1942	Trustee	Since 1983	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)	47	None

John J. Murphy Born 1944	Trustee	Since 2002	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)	47	Trustee, UBS Funds
(24 funds)
(since 2008);
Trustee, Consulting
Group Capital
Markets Funds
(10 funds)
(since 2002);
Director, Fort
Dearborn Income
Securities, Inc.
(since 2013);
formerly, Director,
Nicholas Applegate
Institutional Funds
(12 funds)
					(2005 to 2010)

Thomas F. Schlafly Born 1948	Trustee	Since 1983	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)	47	Director, Citizens National Bank of Greater St. Louis (since 2006)

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Interested Trustee and Officer:
Jane Trust, CFA† Born 1962	Trustee, President and Chief Executive Officer	Since 2015	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 151 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)	144	None

#	Trustees who are not “interested persons” of the fund within the meaning of Section 2(a)(19) of the 1940 Act.
*	Each Trustee serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
**	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex.
†	Ms. Trust is an “interested person” of the funds, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Additional Officers:
Ted P. Becker Born 1951 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Chief Compliance Officer	Since 2007	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Susan Kerr Born 1949 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Chief Anti-Money Laundering Compliance Officer	Since 2013	Assistant Vice President of Legg Mason & Co. and LMIS (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Born 1978 Legg Mason 100 First Stamford Place 6th Floor Stamford, CT 06902	Identity Theft Prevention Officer	Since 2015	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Born 1954 Legg Mason 100 First Stamford Place 6th Floor Stamford, CT 06902	Secretary and Chief Legal Officer	Since 2007	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Born 1962 Legg Mason 100 First Stamford Place 6th Floor Stamford, CT 06902	Assistant Secretary	Since 2007	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (formerly registered investment advisers) (since 2013)

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Richard F. Sennett Born 1970 Legg Mason 100 International Drive 7th Floor Baltimore, MD 21202	Principal Financial Officer	Since 2011	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Born 1974 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Treasurer	Since 2014	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Born 1951 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Senior Vice President	Since 2007	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

*	Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
**	Indicates the earliest year in which the officer took such office for a fund in the Legg Mason fund complex.

The Independent Trustees were selected to join the Board based upon the following as to each Trustee: character and integrity; service as a board member of mutual funds in the fund complex; willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; the fact that service as a Trustee would be consistent with the requirements of the Trust’s retirement policies and the Trustee’s status as not being an “interested person” of the fund, as defined in the 1940 Act. Ms. Trust was selected to join the Board based upon her investment management and risk oversight experience as an executive and portfolio manager and leadership roles with Legg Mason and affiliated entities. The Board also considered her character and integrity, her willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee, the fact that service as a Trustee would be consistent with requirements of the Trust’s retirement policies, and her status as a representative of Legg Mason.

Independent Trustees constitute more than 75% of the Board. Mr. Johnson serves as Chairman of the Board and is an Independent Trustee. Ms. Trust is an interested person of the funds.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite attributes and skills. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the manager, the subadviser and Western Asset, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties support this conclusion. In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee.

Each Trustee, except for Ms. Trust and Ms. Duersten, has served as a board member of the mutual funds in the fund complex for at least eight years. Mr. Ades has substantial experience practicing law and advising clients with respect to various business transactions. Mr. Breech has substantial experience as the chief executive of a private corporation. Mr. Crane has substantial experience as an economist, academic and business consultant. Ms. Duersten has substantial experience as a global investment and trading manager in capital markets across multiple asset classes, including as the chief investment officer for the North American region of a major investment bank and service on its executive committee. Mr. Hubbard has substantial experience in business development and was a senior executive of an operating company. Mr. Johnson has substantial experience as the chief executive of an operating company and in the financial services industry, including as an actuary and pension consultant. Mr. Jerome Miller had substantial experience as an executive in the asset management group of a major broker/dealer. Mr. Ken Miller has substantial experience as a senior executive of an operating company. Mr. Murphy has substantial experience in the asset management business and has current and prior service on the boards of other funds and corporations. Mr. Schlafly has substantial experience practicing law and also serves as the non-executive Chairman of a private corporation and as director of a bank. Ms. Trust has been the Chief Executive Officer of the Trust and other funds in the fund complex since 2015 and has investment management and risk oversight experience as an executive and portfolio manager and in leadership roles with Legg Mason and affiliated entities. References to the experience, qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise, and shall not impose any greater responsibility or liability on any such person or on the Board.

The Board has five standing Committees: the Audit Committee, the Contract Committee, the Performance Committee, the Governance Committee, and the Compensation and Nominating Committee (which is a sub-committee of the Governance Committee). Each Committee is chaired by an Independent Trustee. The Audit Committee and the Governance Committee are composed of all of the Independent Trustees. The Contract Committee is composed of three Independent Trustees. The Performance Committee is composed of four Independent Trustees and the Chairman of the Board. The Compensation and Nominating Committee is composed of two Independent Trustees. Where deemed appropriate, the Board may constitute ad hoc committees.

The Chairman of the Board and the chairs of the Audit and Performance Committees work with the Chief Executive Officer of the Trust to set the agendas for Board and committee meetings. The Chairman of the Board also serves as a key point person for interaction between management and the other Independent Trustees. Through the committees the Independent Trustees consider and address important matters involving the fund, including those presenting conflicts or potential conflicts of interest for management. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. The Board has determined that its committees help ensure that the funds have effective and independent governance and oversight. The Board also has determined that its leadership structure, in which the Chairman of the Board is not affiliated with Legg Mason, is appropriate. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information between the Independent Trustees and management, including the funds’ subadviser and Western Asset.

The Audit Committee oversees the scope of the funds’ audit, the funds’ accounting and financial reporting policies and practices and its internal controls. The Audit Committee assists the Board in fulfilling its responsibility for oversight of the integrity of the funds’ accounting, auditing and financial reporting practices, the qualifications and independence of the funds’ independent registered public accounting firm and the funds’ compliance with legal and regulatory requirements. The Audit Committee approves, and recommends to the Board for ratification, the selection, appointment, retention or termination of the fund’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The

Audit Committee also approves all audit and permissible non-audit services provided to the funds by the independent registered public accounting firm and all permissible non-audit services provided by the funds’ independent registered public accounting firm to its manager and any affiliated service providers if the engagement relates directly to the funds’ operations and financial reporting.

The Contract Committee is charged with assisting the Board in requesting and evaluating such information from the manager, the subadviser and Western Asset as may reasonably be necessary to evaluate the terms of the funds’ investment management agreement, subadvisory arrangements and distribution arrangements.

The Performance Committee is charged with assisting the Board in carrying out its oversight responsibilities over the funds and fund management with respect to investment management, objectives, strategies, policies and procedures, performance and performance benchmarks, and the applicable risk management process.

The Governance Committee is charged with overseeing Board governance and related Trustee practices, including selecting and nominating persons for election or appointment by the Board as Trustees of the Trust. The Governance Committee has formed the Compensation and Nominating Committee, the function of which is to recommend to the Board the appropriate compensation for serving as a Trustee on the Board. In addition, the Compensation and Nominating Committee is responsible for, among other things, selecting and recommending candidates to fill vacancies on the Board. The Committee may consider nominees recommended by a shareholder. In evaluating potential nominees, including any nominees recommended by shareholders, the Committee takes into consideration various factors, including, among any others it may deem relevant, character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the fund and its shareholders. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

Service providers to the funds, primarily the funds’ manager, the subadviser and Western Asset and, as appropriate, their affiliates, have responsibility for the day-to-day management of the funds, which includes responsibility for risk management. As an integral part of its responsibility for oversight of the funds, the Board oversees risk management of the funds’ investment program and business affairs. Oversight of the risk management process is part of the Board’s general oversight of the funds and its service providers. The Board has emphasized to the funds’ manager, the subadviser and Western Asset the importance of maintaining vigorous risk management. The Board exercises oversight of the risk management process primarily through the Audit Committee and the Performance Committee, and through oversight by the Board itself.

Each fund is subject to a number of risks, including investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds’ manager, the subadviser and Western Asset, the affiliates of the manager, the subadviser and Western Asset, or various service providers to the funds employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the funds’ and the manager’s Chief Compliance Officer and the manager’s chief risk officer, as well as personnel of the subadviser and Western Asset and other service providers, such as the funds’ independent registered public accounting firm, make periodic reports to the Audit Committee, the Performance Committee or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto. The Board recognizes that not all risks that may affect the funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to inherent limitations.

The Board met five times during the fiscal year ended September 30, 2016. The Audit Committee, the Contract Committee, the Performance Committee, the Governance Committee, and the Compensation and Nominating Committee met four, one, four, four, and one time(s), respectively, during the fiscal year ended September 30, 2016.

The following table shows the amount of equity securities owned by the Trustees in each fund and other investment companies in the fund complex overseen by the Trustees as of December 31, 2016.

	Dollar Range of Equity Securities in the Funds ($)					Aggregate Dollar Range of Equity Securities In Registered Investment Companies Overseen by Trustee ($)
Name of Trustee	Capital Preservation Solution ETF	Income Solution ETF	Conservative Growth Solution ETF	Moderate Growth Solution ETF	High Growth ETF
Independent Trustees

Paul R. Ades	None	None	None	None	None	Over 100,000

Andrew L. Breech	None	None	None	None	None	Over 100,000

Dwight B. Crane	None	None	None	None	None	Over 100,000

Althea L. Duersten	None	None	None	None	None	Over 100,000

Frank G. Hubbard	None	None	None	None	None	Over 100,000

Howard J. Johnson	None	None	None	None	None	Over 100,000

Jerome H. Miller	None	None	None	None	None	Over 100,000

Ken Miller	None	None	None	None	None	Over 100,000

John J. Murphy	None	None	None	None	None	Over 100,000

Thomas F. Schlafly	None	None	None	None	None	Over 100,000

Interested Trustee

Jane Trust	None	None	None	None	None	Over 100,000

As of December 31, 2016, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the manager, the subadviser, Western Asset or the distributor of the funds, or of a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the manager, the subadviser, Western Asset or the distributor of the funds.

The Trustees receive a pro rata share of their fees based upon asset size of each fund. For serving as a trustee of the funds and other funds in the fund complex, each Independent Trustee receives an annual retainer plus fees for attending each regularly scheduled meeting and special Board meeting they attend in person or by telephone. They are also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Those Independent Trustees who serve in leadership positions of the Board or Board committees, and members of the Contract Committee, the Performance Committee, and the Compensation and Nominating Committee, receive additional compensation. The Board reviews the level of trustee compensation periodically and trustee compensation may change from time to time. Ms. Trust, an “interested person” of each fund, as defined in the 1940 Act, does not receive compensation from the funds for her service as Trustee.

Officers of the Trust receive no compensation from the funds.

Information regarding compensation paid to the Trustees is shown below.

	Aggregate Compensation For Services to the Funds ($)					Total Pension or Retirement Benefits Paid as Part of Fund Expenses ($)	Total Compensation from Fund Complex Paid to Trustee(3) ($)	Number of Portfolios in Fund Complex Overseen by Trustee(3)
Name of Trustee	Capital Preservation ETF(2)	Income ETF(2)	Conservative Growth ETF(2)	Moderate Growth ETF(2)	High Growth ETF(2)
Independent Trustees

Paul R. Ades	15	15	15	15	15	None	300,000	48

Andrew L. Breech	16	16	16	16	16	None	305,000	48

Dwight B. Crane	16	16	16	16	16	None	317,500	48

Althea L. Duersten	16	16	16	16	16	None	302,500	48

Frank G. Hubbard	15	15	15	15	15	None	292,500	48

Howard J. Johnson	17	17	17	17	17	None	335,000	48

Jerome H. Miller	16	16	16	16	16	None	305,000	48

Ken Miller	16	16	16	16	16	None	302,500	48

John J. Murphy	15	15	15	15	15	None	300,000	48

Thomas F. Schlafly	15	15	15	15	15	None	290,000	48

Interested Trustee

Jane Trust(1)	None	None	None	None		None	None	149

(1)	Ms. Trust is not compensated for her services as a Trustee because of her affiliations with the manager.
(2)	As the funds have not commenced operations as of the date of this SAI, information is estimated for the fiscal year ending September 30, 2017.
(3)	Information is for the calendar year ended December 31, 2016.

As of [ ], 2017, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each fund.

As of the date of this SAI, Legg Mason or an affiliate owned of record and beneficially 100% of the outstanding shares of each fund, and thus, until the public offering of the shares of the fund commences, will control the fund. Once a public offering of the shares of a fund has commenced, the Trust will not have information concerning the beneficial ownership of shares.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager

LMPFA serves as investment manager to the funds pursuant to an investment management agreement between the Trust and LMPFA with respect to the fund (the “Management Agreement”). LMPFA provides administrative and certain oversight services to the fund. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA is a wholly-owned subsidiary of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company.

LMPFA is responsible for managing each fund consistent with the 1940 Act, the Code, the fund’s investment objectives, policies and restrictions described in the Prospectus and this SAI and in accordance with any exemptive orders issued by the SEC applicable to the funds and any SEC staff no-action letters applicable to the funds. Pursuant to the Management Agreement and subject to the general supervision of the funds’ Board, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the fund, including: custodians; audit; portfolio accounting; legal; transfer agency and registrar; securities lending; depository; accounting services; indicative optimized portfolio value calculation; printing costs; insurance; certain distribution services (provided pursuant to a separate distribution agreement); and investment advisory services. The fund bears other expenses which are not covered under the Management Agreement that may vary and will affect the total level of expenses paid by the fund, such as taxes and governmental fees, transaction expenses, costs of borrowing money (including interest expenses), future 12b-1 fees (if any), acquired fund fees and expenses and extraordinary expenses (such as litigation and indemnification expenses). LMPFA may earn a profit on the fees charged under the Management Agreement and would benefit from any price decreases in third-party services covered by the Management Agreement, including decreases resulting from an increase in net assets.

LMPFA is permitted to enter into contracts with subadvisers or subadministrators, subject to the Board’s approval and to the extent permitted by any exemptive orders or SEC staff no action letters applicable to the funds. The manager has entered into subadvisory arrangements, as described below.

Pursuant to the Management Agreement, the funds pay LMPFA a management fee calculated daily and paid monthly according to the following schedule:

Name of Fund	Management Fee
Capital Preservation ETF	0.40% of average daily net assets
Income ETF	0.40% of average daily net assets
Conservative Growth ETF	0.40% of average daily net assets
Moderate Growth ETF	0.40% of average daily net assets
High Growth ETF	0.40% of average daily net assets

The Management Agreement provides that LMPFA, its affiliates performing services contemplated by the Management Agreement, and the partners, shareholders, directors, officers and employees of LMPFA and such affiliates, will not be liable for any error of judgment or mistake of law, for any loss arising out of any investment, or for any act or omission in the execution of securities transactions for the fund, but LMPFA is not protected against any liability to the fund to which LMPFA would be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Management Agreement.

After the initial term of two years, the Management Agreement will continue in effect from year to year, provided its continuance is specifically approved at least annually with respect to a fund (a) by the Board or by a majority of the outstanding voting securities of the fund (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose.

The Board or a majority of the outstanding voting securities of a fund (as defined in the 1940 Act) may terminate the Management Agreement, without penalty, on not more than 60 days’ nor less than 30 days’ written notice to LMPFA. LMPFA may terminate the Management Agreement, without penalty, upon not less than 90 days’ written notice to a fund. The Management Agreement may be terminated immediately upon the mutual written consent of all parties to the Agreement. In addition, the Management Agreement terminates automatically upon its assignment.

As the funds have not commenced operations as of the date of this SAI, the funds paid no management fees to LMPFA as of the date of this SAI.

Each fund’s expense limitation arrangements are set forth in the funds’ Prospectus.

QS, the subadviser to the funds, operates each fund primarily as a fund-of-funds that invests directly in other ETFs. These underlying ETFs may have a range of investment styles and focuses, and may include actively-managed or index-based ETFs offered by Legg Mason, as well as index-based ETFs offered by unaffiliated third parties. Over time, as assets grow, it is anticipated that the funds may invest in securities directly, rather than through ETFs, which may occur in the foreseeable future through sleeves managed by affiliated subadvisers in a “manager-of-managers” structure.

The manager and the funds have received an exemptive order from the SEC that permits the manager, with respect to a fund, to appoint and replace Permitted Subadvisers (as defined below), and enter into, amend and terminate sub-advisory agreements with Permitted Subadvisers, subject to Board approval but without shareholder approval (the “Manager of Managers Structure”). The use of the Manager of Managers Structure with respect to the funds is subject to certain conditions set forth in the SEC exemptive order. The term “Permitted Subadviser” means any subadviser that is either unaffiliated with the manager or that is a directly or indirectly wholly-owned subsidiary of Legg Mason.

The Manager of Managers Structure may enable the funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining approvals of a new subadvisory (or trading) agreement. The Manager of Managers Structure does not permit a fund’s investment management fees to increase without shareholder approval. The Manager of Managers Structure applies to each fund.

Subadvisory Arrangements

QS serves as the subadviser to each fund pursuant to a subadvisory agreement between the manager and QS with respect to each fund (each, a “Subadvisory Agreement”). QS with offices at 880 Third Avenue, New York, New York 10022, was formed in 1999 as the quantitative platform of a global asset management firm and became an independent investment adviser in 2010. QS provides asset management and advisory services to a diverse array of institutional clients.

Western Asset manages the portion of each fund’s cash and short-term instruments allocated to it pursuant to an agreement between the manager and Western Asset (each, a “Western Asset Agreement”). Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pensions plans, mutual funds and endowment funds.

QS and Western Asset are wholly-owned subsidiaries of Legg Mason.

Under each Subadvisory Agreement and each Western Asset Agreement, subject to the supervision and direction of the Board and the manager, the subadviser and Western Asset will manage each fund’s portfolio in accordance with the funds’ stated investment objectives and policies, assist in supervising all aspects of the funds’ operations, make investment decisions for the funds, place orders to purchase and sell securities and employ professional portfolio managers and securities analysts who provide research services to the funds.

Each Subadvisory Agreement and each Western Asset Agreement will continue in effect for its initial term and thereafter from year to year provided such continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of a fund (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. The Board or a majority of the outstanding voting securities of a fund (as defined in the 1940 Act) may terminate a Subadvisory Agreement or a Western Asset Agreement without penalty, in each case on not more than 60 days’ nor less than 30 days’ written notice to the subadviser or Western Asset. Each of the subadviser and Western Asset may terminate a Subadvisory Agreement or a Western Asset Agreement, as applicable, on 90 days’ written notice to the fund and the manager. Each Subadvisory Agreement and each Western Asset Agreement may be terminated upon the mutual written consent of the manager and the subadviser or Western Asset, as applicable. Each Subadvisory Agreement and each Western Asset Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act) by the subadviser or Western Asset, as applicable, and shall not be assignable by the manager without the consent of the subadviser or Western Asset, as applicable.

As compensation for its subadvisory services, the manager pays the subadviser a fee equal to 70% of the management fee paid to the manager, net of (i) all fees and expenses incurred by the manager under the Management Agreement (including without limitation any subadvisory fee paid to another subadviser to the fund) and (ii) expense waivers and reimbursements.

As compensation for its subadvisory services, the manager pays Western Asset a fee equal to 0.02% of the portion of the fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers and reimbursements

Additional Information

Each fund enters into contractual arrangements with various parties, including, among others, the manager, QS and Western Asset, who provide services to the fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, those contractual arrangements.

The Prospectus and this SAI provide information concerning the fund that you should consider in determining whether to purchase shares of the fund. The fund may make changes to this information from time to time. Neither the Prospectus nor this SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for the funds. Unless noted otherwise, all information is provided as of February 28, 2017.

Other Accounts Managed by the Portfolio Managers

The tables below identify the portfolio managers, the number of accounts (other than the funds) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

Capital Preservation ETF

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Adam J. Petryk	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Thomas Picciochi	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Ellen Tesler	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Income ETF

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Adam J. Petryk	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Thomas Picciochi	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Ellen Tesler	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Conservative Growth ETF

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Adam J. Petryk	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Thomas Picciochi	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Ellen Tesler	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Moderate Growth ETF

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Adam J. Petryk	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Thomas Picciochi	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Ellen Tesler	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

High Growth ETF

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Adam J. Petryk	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Thomas Picciochi	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Ellen Tesler	Registered investment companies	29	9,451,617,991	0	0
	Other pooled investment vehicles	34	5,825,378,122	0	0
	Other accounts	7	248,259,040	1	64,292,110

Portfolio Manager Compensation Structure

Compensation for all investment professionals includes a combination of base salary and annual discretionary bonus as well as a generous benefits package made available to all employees on a non-discretionary basis. Specifically, the compensation package includes:

•	Competitive base salaries;

•

Individual discretionary bonuses based on the investment professional’s added value to the products for which they are responsible. Bonuses are not directly tied to peer group and/or relative performance to any benchmark. The qualitative analysis of a portfolio manager’s individual performance is based on, among other things, the results of an annual management and internal peer review process, and management’s assessment of a portfolio manager’s contributions to the investment team, the investment process and overall performance (distinct from fund and other account performance). Other factors taken into consideration include the individual’s contributions to model and investment process research, risk management, client service and new business development; and

•	Corporate profit sharing.

Certain investment professionals may also have longer-term incentive packages that are tied to the success of the organization.

Potential Conflicts of Interest

The subadviser maintains policies and procedures reasonably designed to detect and minimize potential conflicts of interest inherent in circumstances when a portfolio manager has day-to-day portfolio management responsibilities for multiple portfolios. Nevertheless, no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. These conflicts may be real, potential, or perceived; certain of these conflicts are described in detail below.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple funds and/or accounts, the investment opportunity may be allocated among these several funds or accounts, which may limit a client’s ability to take full advantage of the investment opportunity, due to liquidity constraints or other factors.

The subadviser has adopted trade allocation procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts. Nevertheless, investment opportunities may be allocated differently among client accounts due to the particular characteristics of an account, such as the size of the account, cash position, investment guidelines and restrictions or its sector/country/region exposure or other risk controls, or market restrictions.

Similar Investment Strategies. The subadviser and its portfolio management team may manage multiple portfolios with similar investment strategies. Investment decisions for each portfolio are generally made based on each portfolio’s investment objectives and guidelines, cash availability, and current holdings. Purchases or sales of securities for the portfolios may be appropriate for other portfolios with like objectives and may be bought or sold in different amounts and at different times in multiple portfolios. In these cases, transactions are allocated to portfolios in a manner believed fair and equitable across client account portfolios by the subadviser’s methodology. Purchase and sale orders for a portfolio may be combined with those of other portfolios in the interest of achieving the most favorable net results for all clients.

Different Investment Strategies. The subadviser may manage long-short strategies alongside long-only strategies. As such, the potential exists for short sales of securities in certain portfolios while the same security is held long in one or more other portfolios. In an attempt to mitigate the inherent risks of simultaneous management of long-short and long-only strategies, the subadviser has established and implemented procedures to promote fair and equitable treatment of all portfolios. The procedures include monitoring and surveillance, supervisory reviews, and compliance oversight of short sale activity.

Differences in Financial Incentives. A conflict of interest may arise where the financial or other benefits available to a portfolio manager or an investment adviser differ among the funds and/or accounts under management. For example, when the structure of an investment adviser’s management fee differs among the funds and/or accounts under its management (such as where certain funds or accounts pay higher management fees or performance-based management fees), a portfolio manager might be motivated to favor certain funds and/or accounts over others. Performance-based fees could also create an incentive for an investment adviser to make investments that are riskier or more speculative. In addition, a portfolio manager might be motivated to favor funds and/or accounts in which he or she or the investment adviser and/or its affiliates have a financial interest. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record in a particular investment strategy or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

In multi-asset strategies where the subadviser is responsible for asset allocation and has the discretionary authority to direct assets to funds or accounts managed by the subadviser, affiliated managers and/or unaffiliated managers, the subadviser may have financial or other incentives to advise that client assets be directed to funds or accounts managed by the subadviser instead of funds or accounts managed by affiliated managers or unaffiliated managers, or to advise that client assets be directed to funds or accounts managed by affiliated managers instead of unaffiliated managers.

The subadviser has established and implemented various policies and procedures to promote fair and equitable treatment and to manage these and other potential conflicts that may arise from differences in financial incentives. For example, in regard to the management of portfolios with performance-based fees, performance in portfolios with like strategies is regularly reviewed by management. In regard to conflicts associated with fund/manager selection, the subadviser employs an asset allocation process that is primarily quantitative, and certain investment decisions that could be deemed to result in conflicts of interest (e.g., initial allocations or substantial increases in allocations to funds or accounts managed by the subadviser) are subject to review and pre-approval by certain management and compliance personnel.

Personal Holdings and Transactions. Investment professionals employed by the subadviser may manage personal accounts in which they have a fiduciary interest with holdings similar to those of client accounts. The subadviser also allows its employees to trade in securities that it recommends to advisory clients. The subadviser purchasing, holding or selling the same or similar securities for client account portfolios and the actions taken by such individuals on a personal basis may differ from, or be inconsistent with, the nature and timing of advice or actions taken by the subadviser for its client accounts. The subadviser and its employees may also invest in mutual funds and other pooled investment vehicles that are managed by the subadviser. This may result in a potential conflict of interest since the subadviser’s employees have knowledge of such funds’ investment holdings, which is non-public information. The subadviser has implemented a Code of Ethics which is designed to address and mitigate the possibility that these professionals could place their own interests ahead of those of clients. The Code of Ethics addresses this potential conflict of interest by imposing pre-clearance and reporting requirements, blackout periods, supervisory oversight, and other measures designed to reduce conflict.

Portfolio Manager Securities Ownership

As of [                ], 2017, none of the fund’s portfolio managers owned shares of the funds.

Expenses

In addition to amounts payable under the Management Agreement, each fund is responsible for the following expenses: taxes and governmental fees; costs (including brokerage commissions, transaction fees or charges, if any, or Acquired Fund Fees and Expenses as such term is defined in Form N-1A as the same may be amended from time to time) in connection with the creation and redemption transactions of the fund’s shares and purchases and sales of the fund’s securities and other investments and losses in connection therewith; costs of borrowing money, including interest expenses; and litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the fund is a party and any legal obligation which the fund may have to indemnify the fund’s Trustees and officers with respect thereto.

The manager has agreed to waive fees as described in the funds’ Prospectus. Management may agree to implement additional waivers. Any such waivers would not cover extraordinary expenses, such as (a) any expenses or charges related to litigation, derivative actions, demand related to litigation, regulatory or other government investigations and proceedings, “for cause” regulatory inspections and indemnification or advancement of related expenses or costs, to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time; (b) transaction costs (such as brokerage commissions and dealer and underwriter spreads) and taxes; and (c) other extraordinary expenses as determined for the purposes of fee disclosure in Form N-1A, as the same may be amended from time to time. Without limiting the foregoing, extraordinary expenses are generally those that are unusual or expected to recur only infrequently, and may include such expenses, by way of illustration, as (i) expenses of the reorganization, restructuring, redomiciling or merger of the fund or the acquisition of all or substantially all of the assets of another fund; (ii) expenses of holding, and soliciting proxies for, a meeting of shareholders of the fund (except to the extent relating to routine items such as the election of Trustees or the approval of the independent registered public accounting firm); and (iii) expenses of converting to a new custodian, transfer agent or other service provider, in each case to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time. In order to implement any additional waivers, the manager will, as necessary, waive management fees or reimburse operating expenses.

Distributor

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, located at 100 International Drive, Baltimore, Maryland 21202, serves as the sole and exclusive distributor of the funds pursuant to a written agreement (each, a “Distribution Agreement”).

Shares of the funds are continuously offered by the distributor only in Creation Units, as described in the funds’ Prospectus and below in the “Creations and Redemptions” section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the distributor or its agent. The distributor or its agent will arrange for the delivery of the funds’ Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The distributor is also licensed as a broker-dealer in all fifty U.S. states as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.

Each Distribution Agreement is renewable from year to year with respect to a fund if approved (a) by the Board or by a vote of a majority of a fund’s outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to such agreement or interested persons of any party by votes cast in person at a meeting called for such purpose.

Each Distribution Agreement is terminable with respect to a fund without penalty by the Board or by vote of a majority of the outstanding voting securities of a fund, or by the distributor, on not less than 60 days’ written notice to the other party (unless the notice period is waived by mutual consent). Each Distribution Agreement will automatically and immediately terminate in the event of its assignment.

Legg Mason or its affiliates may, from time to time and from their own resources, pay, defray or absorb costs relating to distribution, including payments out of their own resources to the distributor, or to otherwise promote the sale of shares.

Legg Mason and/or its affiliates pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the funds or exchange-traded products in general. Legg Mason and/or its affiliates make these payments from their own assets and not from the assets of the funds. Although a portion of Legg Mason’s revenue comes directly or indirectly in part from fees paid by the funds, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the funds. Legg Mason and/or its affiliates make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). Legg Mason and/or its affiliates also make payments to Intermediaries for certain printing, publishing and mailing costs associated with the funds or materials relating to exchange-traded products in general (“Publishing Costs”). In addition, Legg Mason and/or its affiliates make payments to Intermediaries that make shares of the funds available to their clients, develop new products that feature the funds or otherwise promote the funds. Legg Mason and/or its affiliates may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that Legg Mason and/or its affiliates believe may benefit the exchange-traded products business or facilitate investment in the funds. Payments of the type described above are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the funds over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm. In addition, Legg Mason and/or its affiliates may enter into other contractual arrangements with Intermediaries that Legg

Mason and/or its affiliates believe may benefit the ETF business or facilitate investment in Legg Mason-sponsored ETFs. Such agreements may include payments by Legg Mason and/or its affiliates to such Intermediaries for data collection and provision, technology support, platform enhancement, or co-marketing and cross-promotional efforts. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. Such payments will not be asset- or revenue-based. As of the date of this SAI, no Intermediaries receive such contractual payments.

Legg Mason and/or its affiliates make Education Costs and Publishing Costs payments to other Intermediaries based on any number of metrics. For example, Legg Mason and/or its affiliates may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Please contact your salesperson or other investment professional for more information regarding any such payments his or her Intermediary firm may receive. Any payments made by Legg Mason and/or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the funds.

The funds may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the funds would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of a fund to enhance the liquidity and quality of the secondary market of securities of a fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of a fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of a fund solely for the benefit of a fund and will not be paid from any fund assets. Other funds managed by Legg Mason participate in such programs.

Distribution and Service Plan

The Board has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees would be paid out of a fund’s assets on an ongoing basis, these fees would increase the cost of your investment in the fund. By purchasing shares subject to distribution fees and service fees, you might pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to shares will be reduced by the amount of distribution fees and service fees and other expenses of the fund.

Custodian and Transfer Agent

State Street Bank and Trust Company (the “Custodian”), One Lincoln Street Boston, Massachusetts 02111, serves as the custodian of the funds. The Custodian, among other things, maintains custody accounts in the name of the funds, receives and delivers all assets for the funds upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the funds and makes disbursements on behalf of the funds. The Custodian neither determines the funds’ investment policies nor decides which securities the funds will buy or sell. For its services, the Custodian receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The funds may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. The Custodian may also act as the funds’ securities lending agent and in that case would receive a share of the income generated by such activities.

State Street Bank and Trust Company (the “Transfer Agent”) serves as the funds’ transfer agent. Under its transfer agency agreement with the Trust, the Transfer Agent provides the following services with respect to the fund: (i) performing and facilitating the performance of purchases and redemptions of Creation Units, (ii) preparing and transmitting by means of DTC’s book-entry system payments for dividends and distributions declared by the fund on or with respect to fund shares, (iii) preparing and delivering reports, information and documents as specified in the agreement, (iv) performing the customary services of a transfer agent and dividend disbursing agent, and (v) rendering certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust and the funds.

Proskauer Rose LLP, Eleven Times Square, New York, New York 10036, serves as counsel to the Independent Trustees.

Independent Registered Public Accounting Firm

KPMG LLP, an independent registered public accounting firm, located at 345 Park Avenue, New York, New York 10154, has been selected to audit and report upon the funds’ financial statements and financial highlights.

Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the funds, the manager, the subadviser, Western Asset and the distributor have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes of ethics and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict or the abuse of an employee’s position of trust and responsibility. Copies of the codes of ethics applicable to personnel of the funds, the manager, the subadviser, Western Asset and the distributor and to the Independent Trustees of the Trust are on file with the SEC.

Proxy Voting Guidelines and Procedures

Although individual Trustees may not agree with particular policies or votes by the manager, the Board has delegated proxy voting discretion to the manager, believing that the manager should be responsible for voting because it is a matter relating to the investment decision making process.

LMPFA delegates the responsibility for voting proxies for the funds to the subadviser through its contract with the subadviser. The subadviser will use its own proxy voting policies and procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy voting responsibility for the funds. Should LMPFA become responsible for voting proxies for any reason, such as the inability of the subadviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA

(or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and the funds, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that LMPFA votes proxies. LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from the subadviser and providing them to the fund as required for the funds to comply with applicable rules under the 1940 Act.

The subadviser’s proxy voting policies and procedures govern in determining how proxies relating to the funds’ portfolio securities are voted, a copy of which is attached as Appendix A to this SAI. Information regarding how the funds voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-721-1926, (2) on www.leggmason.com and (3) on the SEC’s website at http://www.sec.gov.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

BOOK ENTRY ONLY SYSTEM

DTC acts as securities depositary for the shares. Shares of the funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of participants of DTC (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to beneficial owners is effected as follows. Pursuant to the depositary agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of beneficial owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and beneficial owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to beneficial owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.

Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CREATIONS AND REDEMPTIONS

The Trust issues and sells shares of the funds only in Creation Units on a continuous basis through the distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below). The following table sets forth the number of shares of each fund that constitute a Creation Unit for the funds:

Fund	Creation Unit Size
Capital Preservation ETF	50,000
Income ETF	50,000
Conservative Growth ETF	50,000
Moderate Growth ETF	50,000
High Growth ETF	50,000

In its discretion, the manager reserves the right to increase or decrease the number of each fund’s shares that constitutes a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the funds, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to a fund is each day the Trust is open, including any day that a fund is required to be open under Section 22(e) of the 1940 Act, which excludes weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders from large institutional investors who have entered into agreements with the funds’ distributor (“Authorized Participants”) to create or redeem Creation Units will only be accepted on a Business Day.

Fund Deposit

The consideration for purchase of Creation Units consists of Deposit Securities and cash under limited circumstances. The Deposit Securities will correspond pro rata to the positions in the fund’s portfolio (including cash positions) except (a) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (b) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots; or (c) To Be Announced (“TBA”) transactions, short positions, derivatives and other positions that cannot be transferred in kind. If there is a difference between the NAV attributable to a Creation Unit and the aggregate market value of the Deposit Securities or Redemption Securities (as defined below) exchanged for the Creation Unit, the party conveying the instruments with the lower value will pay to the other an amount in cash equal to that difference (the “Cash Component”). Together, the Deposit Securities and Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a fund. The Deposit Securities and the securities that will be delivered in an in-kind transfer in a redemption (“Redemption Securities”) will be identical.

Purchases and redemptions of Creation Units may be made in whole or in part on a cash basis, rather than in kind, solely under the following circumstances: (a) to the extent there is a Cash Component, as described above; (b) if, on a given Business Day, the fund announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash; (c) if, upon receiving a purchase or redemption order from an Authorized Participant, the fund determines to require the purchase or redemption, as applicable, to be made entirely in cash; (d) if, on a given Business Day, the fund requires all Authorized Participants purchasing or redeeming shares on that day to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities or Redemption Securities, respectively, solely because: (i) such instruments are not eligible for transfer either through the NSCC process or DTC process; or (ii) in the case of funds holding non-U.S. investments, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or (e) if the fund permits an Authorized Participant to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities or Redemption Securities, respectively, solely because: (i) such instruments are, in the case of the purchase of a

Creation Unit, not available in sufficient quantity; (ii) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (iii) a holder of shares of a fund holding non-U.S. investments would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in kind. A purchase or redemption of shares made in whole or in part on a cash basis in reliance on (e)(i) or (e)(ii) is known as a “Custom Order.”

Each fund will cause to be published through the National Securities Clearing Corporation (“NSCC”), on each Business Day, prior to the opening of trading on the Exchange (currently 9:30 a.m., Eastern time), the identity and the required number of each Deposit Security and the amount of the Cash Component (if any) to be included in the current Fund Deposit (based on information at the end of the previous Business Day).

Procedures for Creating Creation Units

To be eligible to place orders with the distributor and to create a Creation Unit of a fund, an entity must have executed an agreement with the distributor, subject to acceptance by the Transfer Agent, with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). Each such entity must be either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (the “Clearing Process”) of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC Participant. Any entity that has executed a Participant Agreement is referred to as an “Authorized Participant.” All shares of the funds, however created, will be entered on the records of DTC in the name of its nominee for the account of a DTC Participant.

The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of the fund must be received by the distributor no later than the closing time of the regular trading session of the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the Transmittal Date to be effected based on the NAV of shares as next determined after receipt of an order in proper form on the Transmittal Date.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the distributor or an Authorized Participant. The fund reserves the absolute right to reject a purchase order (see “Acceptance of Creation Orders”).

All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor.

Creation Units may be created in advance of the receipt by the fund of all or a portion of the Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the fund consisting of cash in an amount not less than 105% of the marked-to-market value of such missing portion(s). The fund may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the fund of purchasing such securities and the value of such collateral. The fund will have no liability for any such shortfall. The fund will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the distributor and deposited into the fund. The Participant Agreement will permit the fund to use such collateral to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the fund of purchasing such securities and the value of the collateral.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Subject to the conditions that (i) a properly completed irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) not later than the Closing Time on the Transmittal Date, and (ii) arrangements satisfactory to a fund are in place for payment of the Cash Component and any other cash amounts which may be due, the fund will accept the order, subject to its right (and the right of the distributor and the manager) to reject any order not submitted in proper form. A Creation Unit of a fund will not be issued until the transfer of good title to the fund of the Deposit Securities and the payment of the Cash Component have been completed. Notwithstanding the foregoing, to the extent contemplated by a Participant Agreement, Creation Units will be issued to an Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of such Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral (as discussed above).

Placement of Creation Orders Outside Clearing Process

Authorized Participants making payment for orders of Creation Units of shares of the fund must have international trading capabilities and must effect such transactions “outside” the NSCC Clearing Process. Once the Custodian has been notified of an order to purchase, it will provide such information to the relevant sub-custodian(s) of the fund. The Custodian shall cause the sub-custodian(s) of the fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Fund Deposit. Deposit Securities must be maintained by the applicable local sub-custodian(s). Following the notice of intention, an irrevocable order to purchase Creation Units, in the form required by the fund, must be received by the distributor, as principal underwriter, from an Authorized Participant on its own or another investor’s behalf by the Closing Time on the Transmittal Date.

The Trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below.

Acceptance of Creation Orders

The funds and the distributor reserve the absolute right to reject or revoke acceptance of a creation order transmitted to it in respect to a fund, for example, if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a fund; (iii) acceptance of the Fund Deposit would have certain adverse tax consequences to such fund; (iv) acceptance of the Fund Deposit would, in the opinion of the fund, be unlawful; (v) acceptance of the Fund Deposit would otherwise, in the discretion of the fund or the manager, have an adverse effect on the fund or the rights of beneficial owners of the fund; or (vi) in the event that circumstances outside the control of the fund make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the funds, the manager, the subadviser, the Custodian, the distributor, DTC, NSCC’s Continuous Net Settlement System, Federal Reserve, the Transfer Agent or any other participant in the creation process, and other extraordinary events. The distributor shall notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The funds, the Transfer Agent and the distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered and the amount and form of the Cash Component, as applicable, shall be determined by the fund, and the fund’s determination shall be final and binding.

Creation Transaction Fee

Each fund imposes a fixed transaction fee on each creation transaction regardless of the number of Creation Units purchased in the transaction, as follows:

Fund	Creation Transaction Fee ($)
Capital Preservation ETF	200
Income ETF	200
Conservative Growth ETF	200
Moderate Growth ETF	200
High Growth ETF	200

In the case of cash creations or where a fund permits a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator may be assessed an additional variable charge of the value of a Creation Unit to compensate the funds for the costs associated with purchasing the applicable securities, as follows:

Fund	Additional Transaction Fee (as a % of the Value of a Creation Unit)
Capital Preservation ETF	2.00
Income ETF	2.00
Conservative Growth ETF	2.00
Moderate Growth ETF	2.00
High Growth ETF	2.00

As a result, in order to seek to replicate the in-kind creation order process, the funds expect to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where a fund makes Market Purchases, the Authorized Participant will reimburse the fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the fund and the cash in lieu amount (which amount, at the manager’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The manager may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the funds.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day and only through an Authorized Participant. Redemption orders for Creation Units in the fund must be received by the distributor no later than the Closing Time on the Transmittal Date to receive the NAV determined on the same Transmittal Date.

The funds will not redeem shares in amounts less than Creation Units (except each fund may redeem shares in amounts less than a Creation Unit in the event the fund is being liquidated or for other extraordinary purposes, such as a merger). Beneficial owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. However, only Authorized Participants can trade directly with the funds. There can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.

Each fund is responsible for making available, through the NSCC, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of each fund’s Redemption Securities and/or an amount of cash that will be applicable to redemption requests received in proper form (as described below) on that day. The Redemption Securities will be identical to the Deposit Securities.

Redemptions of Creation Units may be made in whole or in part on a cash basis, rather than in kind, solely under the following circumstances: (a) to the extent there is a Cash Component; (b) if, on a given Business Day, the fund announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash; (c) if, upon receiving a redemption order from an Authorized Participant, the fund determines to require the redemption to be made entirely in cash; (d) if, on a given Business Day, the fund requires all Authorized Participants redeeming shares on that day to receive cash in lieu of some or all of the Redemption Securities, solely because: (i) such instruments are not eligible for transfer either through the NSCC or DTC; or (ii) in the case of funds holding non-U.S. investments, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or (e) if the fund permits an Authorized Participant to receive cash in lieu of some or all of the Redemption Securities solely because: (i) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (ii) a holder of shares of a fund holding non-U.S. investments would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in kind.

An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Redemption Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to a fund: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of such fund or determination of such fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.

Redemption Transaction Fee

Each fund imposes a fixed transaction fee on each redemption transaction regardless of the number of Creation Units being redeemed in the transaction, as follows:

Fund	Redemption Transaction Fee ($)
Capital Preservation ETF	200
Income ETF	200
Conservative Growth ETF	200
Moderate Growth ETF	200
High Growth ETF	200

An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for a fund) may also be imposed to compensate each applicable fund for the costs associated with selling the applicable securities, as follows:

Fund	Additional Transaction Fee (as a % of the Value of a Creation Unit)
Capital Preservation ETF	2.00
Income ETF	2.00
Conservative Growth ETF	2.00
Moderate Growth ETF	2.00
High Growth ETF	2.00

In order to seek to replicate the in-kind redemption order process, the funds expect to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Authorized Participant as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where a fund makes Market Sales, the Authorized Participant will reimburse the fund for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the fund and the cash in lieu amount (which amount, at the manager’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). The manager may adjust the transaction fee to the extent the composition of the Redemption Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. In no event will fees charged by a fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. To the extent a fund cannot recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by the fund’s remaining shareholders and negatively affect the fund’s performance.

Placement of Redemption Orders Outside Clearing Process

Redemption orders for Creation Units must be received by the distributor no later than the Closing Time on the Transmittal Date to receive the NAV next determined after receipt of the order in proper form on the Transmittal Date.

Arrangements satisfactory to a fund must be in place for the Authorized Participant to transfer the Creation Units through DTC on or before the settlement date. Redemptions of shares for Redemption Securities will be subject to compliance with applicable U.S. federal and state securities laws and a fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the fund could not lawfully deliver specific Redemption Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

In connection with taking delivery of shares for Redemption Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Redemption Securities are customarily traded, to which account such Redemption Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Redemption Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Securities in such jurisdictions, the fund may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

DETERMINATION OF NET ASSET VALUE

The NAV per share of each fund is calculated on each day, Monday through Friday, except days on which the NYSE is closed. As of the date of this SAI, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Please see the Prospectus for a description of the procedures used by each fund in valuing its assets.

PORTFOLIO TRANSACTIONS

Subject to such policies as may be established by the Board from time to time, the subadviser is primarily responsible for each fund’s portfolio decisions and the placing of each fund’s portfolio transactions. Western Asset manages the portion of a fund’s cash and short-term instruments allocated to it.

The cost of securities purchased from underwriters includes an underwriting commission, concession or a net price. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and selling the security at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agents. The funds will pay a spread or commission in connection with such transactions. Commissions are negotiated with brokers on such transactions.

Pursuant to each Subadvisory Agreement, the subadviser is authorized to place orders pursuant to its investment determinations for a fund either directly with the issuer or with any broker or dealer, foreign currency dealer, futures commission merchant or others selected by it. The general policy of the subadviser in selecting brokers and dealers is to obtain the best results achievable in the context of a number of factors which are considered both in relation to individual trades and broader trading patterns, including the reliability of the broker/dealer, the competitiveness of the price and the commission, the research services received and whether the broker/dealer commits its own capital.

In connection with the selection of such brokers or dealers and the placing of such orders, subject to applicable law, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) to the funds and/or the other accounts over which the subadviser or its affiliates exercise investment discretion. The subadviser is authorized to pay a broker or dealer that provides such brokerage and research services a commission for executing a portfolio transaction for a fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the subadviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the subadviser in the investment decision making process may be paid in commission dollars. This determination may be viewed in terms of either that particular transaction or the overall responsibilities that the subadviser and its affiliates have with respect to accounts over which they exercise investment discretion. The subadviser may also have arrangements with brokers pursuant to which such brokers provide research services to the subadviser in exchange for a certain volume of brokerage transactions to be executed by such brokers. While the payment of higher commissions increases a fund’s costs, the subadviser does not believe that the receipt of such brokerage and research services significantly reduces its expenses as subadviser. Arrangements for the receipt of research services from brokers may create conflicts of interest.

Research services furnished to the subadviser by brokers that effect securities transactions for a fund may be used by the subadviser in servicing other investment companies and accounts which the subadviser manages. Similarly, research services furnished to the subadviser by brokers that effect securities transactions for other investment companies and accounts which the subadviser manages may be used by the subadviser in servicing the fund. Not all of these research services are used by the subadviser in managing any particular account, including the funds.

As the funds have not commenced operations as of the date of this SAI, the funds paid no commissions on brokerage transactions directed to brokers because of research services provided as of the date of this SAI.

The funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through “affiliated broker/dealers,” as defined in the 1940 Act. The funds’ Board has adopted procedures in accordance with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which such affiliates operate.

Aggregate Brokerage Commissions Paid

As the funds have not commenced operations as of the date of this SAI, the funds paid no commissions for brokerage transactions as of the date of this SAI.

In certain instances there may be securities that are suitable as an investment for a fund as well as for one or more of the other clients of the subadviser. Investment decisions for a fund and for the subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a fund. When purchases or sales of the same security for a fund and for other portfolios managed by the subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

As the funds have not commenced operations as of the date of this SAI, the funds did not hold securities issued by their regular broker/dealers as of the date of this SAI.

DISCLOSURE OF PORTFOLIO HOLDINGS

On each Business Day, before the commencement of trading in its shares on the Exchange, the funds will disclose on www.leggmason.com the identities and quantities of the fund’s portfolio holdings that will form the basis for the fund’s calculation of NAV per share at the end of the Business Day. The manager, the subadviser, Western Asset and the fund will not disclose information concerning the identities and quantities of the portfolio securities held by the fund before such information is publicly disclosed and is available to the entire investing public. Personnel of such entities with knowledge about the composition of a Fund Deposit will be prohibited from disclosing such information to any other person, except as authorized in the course of their employment, until such information is made public. The Trust has executed confidentiality agreements with its service providers who are provided information about the Fund Deposit.

THE TRUST

The certificate of trust to establish Legg Mason ETF Investment Trust (referred to in this section as the “Trust”) was filed with the State Department of Assessments and Taxation of Maryland on June 8, 2015. The Trust’s name was changed from Legg Mason ETF Equity Trust to Legg Mason ETF Investment Trust effective on February 15, 2017.

The Trust is a Maryland statutory trust. A Maryland statutory trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the trustees and shareholders of the statutory trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in the trust’s declaration of trust. Some of the more significant provisions of the Trust’s declaration of trust (the “Declaration”) are described below.

Shareholder Voting

The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws, but otherwise permits, consistent with Maryland law, actions by the trustees of the Trust (the “Trustees”) without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any series or class to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

A fund is not required to hold an annual meeting of shareholders, but a fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of record of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares. There is no cumulative voting on any matter submitted to a vote of the shareholders.

Election and Removal of Trustees

The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

Amendments to the Declaration

The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust or that limits the rights to indemnification, advancement of expenses or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the Declaration prior to the amendment.

Issuance and Redemption of Shares

A fund may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. All shares offered pursuant to the Prospectus of the fund, when issued, will be fully paid and nonassessable. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. A fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide a fund with identification required by law, or if the fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Notwithstanding anything to the contrary, the Trustees may in their sole discretion determine that shares of any series or class shall be issued and redeemed only in aggregations of such number of shares and at such time as may be determined by, or determined pursuant to procedures or methods prescribed or approved by, the Trustees from time to time with respect to any series or class. The number of shares comprising an aggregation for purposes of issuance or redemption with respect to any series or class are referred to as a “Creation Unit” and, collectively, as “Creation Units” (or such other term as the Trustees shall determine) The Trustees shall have the power, in connection with the issuance of any Creation Unit, to charge such transaction fees or other fees as the Trustees shall determine. In addition, the Trustees may, from time to time in their sole discretion, determine to change the number of shares constituting a Creation Unit. If the Trustees determine to issue shares of any series or class in Creation Units, then only shares of such series or class comprising a Creation Unit shall be redeemable by the Trust with respect to any applicable series or class. Unless the Trustees otherwise shall determine, there shall be no redemption of any partial or fractional Creation Unit.

Disclosure of Shareholder Holdings

The Declaration specifically requires shareholders, upon demand, to disclose to a fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and a fund may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.

Small Accounts

The Declaration provides that a fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the Declaration permits a fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes

The Declaration provides that the Trustees may establish series and classes in addition to those currently established and that the Trustees may determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into shares of another class. Each share of a fund, as a series of the Trust, represents an interest in the fund only and not in the assets of any other series of the Trust.

Shareholder, Trustee and Officer Liability

The Declaration provides that shareholders are not personally liable for the obligations of a fund and requires the fund to indemnify a shareholder against any loss or expense arising from any such liability. The fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The Declaration further provides that a Trustee acting in his or her capacity as a Trustee is not personally liable to any person, other than the Trust or its shareholders, in connection with the affairs of the Trust. Each Trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of the Trust. All actions and omissions of Trustees are presumed to be in accordance with the foregoing standard of performance, and any person alleging the contrary has the burden of proving that allegation.

The Declaration limits a Trustee’s liability to the Trust or any shareholder to the fullest extent permitted under current Maryland law by providing that a Trustee is liable to the Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property or services or (b) to the extent that a judgment or other final adjudication adverse to the Trustee is entered in a proceeding based on a finding in the proceeding that the Trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a Trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent Trustee, audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by no fewer than three unrelated shareholders must be made on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the Declaration. The Declaration also requires that in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected funds. The Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then the Trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the funds, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not consistent with the standard of performance required of the Trustees in performing their duties. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the consideration of the demand if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the funds’ costs, including attorneys’ fees.

The Declaration further provides that a fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Trust or a fund be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the fullest extent permitted by law.

TAXES

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the funds by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Taxation on Creations and Redemptions of Creation Units

An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the Internal Revenue Service (the “IRS”) may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisers. Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

The Funds and Its Investments

Each fund intends to qualify to be treated as a regulated investment company under the Code each taxable year. To so qualify, each fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in QPTPs (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more QPTPs.

Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to interests in QPTPs. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, each fund will not be subject to U.S. federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least (i) 90% of the sum of its investment company taxable income (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and (ii) 90% of its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code’s timing and other requirements. However, any taxable income or gain a fund does not distribute will be subject to tax at regular corporate rates.

The Code imposes a 4% nondeductible excise tax on each fund to the extent it does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by a fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, a fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by a fund in computing its taxable income. In addition, in the event of a failure to qualify, a fund’s distributions, to the extent derived from the fund’s current or accumulated earnings and profits, will constitute dividends that are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders’ hands as long-term capital gains. However, such dividends will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a fund fails to qualify as a regulated investment company for a period greater than two taxable years, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The funds’ transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by a fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

A fund’s investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indexes, are subject to special tax rules. All section 1256 contracts held by a fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a fund.

As a result of entering into swap contracts, a fund may make or receive periodic net payments. A fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a fund has been a party to the swap for more than one year). With respect to certain types of swaps, a fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

A fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (a) mark-to-market, constructive sale or rules applicable to PFICs (as defined below) or partnerships or trusts in which a fund invests or to certain options, futures or forward contracts, or “appreciated financial positions” or (b) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to a fund’s investments (including through depositary receipts) in issuers in such country or (c) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. A fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

In certain situations, a fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October (or if there is no net capital loss, then any net long-term or short-term capital loss) and its late-year ordinary losses (defined as the sum of the excess of post-October foreign currency and PFIC losses over post-October foreign currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) realized after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

In general, gain or loss on a short sale is recognized when a fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a fund’s hands. Except with respect to certain situations where the property used by a fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a fund for more than one year. In general, a fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into. In the event that a fund were to experience an ownership change as defined under the Code, the fund’s loss carryforwards, if any, may be subject to limitation.

Foreign Investments. Dividends, interest and proceeds from the sale of foreign securities may be subject to non-U.S. withholding income and other taxes, including financial transaction taxes. Even if a fund is entitled to seek a refund in respect of such taxes, it may choose not to. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Foreign taxes paid by a fund will reduce the return from the fund’s investments.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless a fund were to elect otherwise.

Passive Foreign Investment Companies. If a fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by a fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

If a fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, a fund may, in certain cases, make a mark-to-market election that will result in the fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

A fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of U.S. Shareholders

Dividends and Distributions. Dividends and other distributions by a fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend declared by a fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by a fund not later than such December 31, provided such dividend is actually paid by a fund during January of the following calendar year. Each fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a maximum rate of 35%) on the amount retained. In that event, a fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by a fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a fund upon filing appropriate returns or claims for refund with the IRS.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized long-term capital gains, if any, that a fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of a fund. Such dividends will not be eligible for the dividends received deduction. Dividends and distributions paid by a fund attributable to dividends on stock of U.S. corporations received by a fund, with respect to which a fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Special rules apply, however, to regular dividends paid to individuals. Such a dividend may be subject to tax at the rates generally applicable to long-term capital gains for individuals (15% for individuals with incomes below approximately $418,000 ($471,000 if married filing jointly), 20% for individuals with any income above those amounts that is long-term capital gain and 0% at certain income levels; the above threshold amounts will be adjusted annually for inflation), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (a) 100% of the regular dividends paid by a fund to an individual in a particular taxable year if 95% or more of a fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by a fund; or (b) the portion of the regular dividends paid by a fund to an individual in a particular taxable year that is attributable to qualified dividend income received by a fund in that taxable year if such qualified dividend income accounts for less than 95% of a fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by a fund from U.S. corporations and qualified foreign corporations, provided that a fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Also, dividends received by a fund from a REIT or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be qualified dividend income.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (a) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (b) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period. Distributions in excess of a fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of a fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets).

Investors considering buying shares just prior to the record date for a taxable dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in a fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Under current law, a fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Certain types of income received by a fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause a fund to designate some or all of its distributions as “excess inclusion income. To fund shareholders such excess inclusion income may (a) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (b) not be offset by otherwise allowable deductions for tax purposes; (c) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (d) cause a fund to be subject to tax if certain “disqualified organizations” as defined by the Code are fund shareholders. If a charitable remainder annuity trust or charitable remainder unitrust (each as defined in Code Section 664) has UBTI for a tax year, a 100% excise tax on the UBTI is imposed on the trust.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six month period.

Backup Withholding. A fund may be required to withhold, for U.S. federal income tax purposes, 28% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide a fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

If a fund is held through a qualified retirement plan entitled to tax exempt treatment for federal income tax purposes, distributions will generally not be taxable currently. Special tax rules apply to such retirement plans.

You should consult your tax adviser regarding the tax treatment of distributions (which may include amounts attributable to fund distributions) which may be taxable when distributed from the retirement plan.

Other Taxes

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

If a shareholder recognizes a loss with respect to a fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

Dividends paid by a fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a fund.

Properly reported dividends are generally exempt from U.S. federal withholding tax where they (a) are paid in respect of a fund’s “qualified net interest income” (generally, a fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which a fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (b) are paid in respect of a fund’s “qualified short-term capital gains” (generally, the excess of a fund’s net short-term capital gain over a fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an applicable IRS Form W-8 or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Distributions that a fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient non-U.S. shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and a fund’s direct or indirect interests in U.S. real property exceed certain levels. Instead, if the non-U.S. shareholder has not owned more than 5% of the outstanding shares of a fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by a fund and will be treated as ordinary dividends to the non-U.S. shareholder; if the non-U.S. shareholder owned more than 5% of the outstanding shares of a fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the non-U.S. shareholder to U.S. filing requirements. Additionally, if a fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a non-U.S. shareholder realizing gains upon redemption from a fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of a fund’s shares were owned by U.S. persons at such time or unless the non-U.S. person had not held more than 5% of a fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.

In addition, the same rules apply with respect to distributions to a non-U.S. shareholder from a fund and redemptions of a non-U.S. shareholder’s interest in a fund attributable to a REIT’s distribution to a fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if a fund’s direct or indirect interests in U.S. real property were to exceed certain levels.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a fund will be required to withhold 30% of certain ordinary dividends it pays and 30% of the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2018, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by a fund or its agent on a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in a fund. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described here. Foreign shareholders should consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund, including the applicability of non-U.S. taxes.

Shares of a fund held by a non-U.S. shareholder at death will be considered situated in the United States and subject to the U.S. estate tax.

The foregoing is only a summary of certain material U.S. federal income tax consequences affecting a fund and its shareholders. Current and prospective shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund.

FINANCIAL STATEMENTS

As the funds have not commenced operations as of the date of this SAI, no financial information is available as of the date of this SAI.

APPENDIX A

DESCRIPTION OF RATINGS

The ratings of Moody’s Investors Service, Inc., S&P’s Global Ratings and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while debt obligations of the same maturity and coupon with different ratings may have the same yield. As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Moody’s Investors Service, Inc. Global Rating Scales

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.1,2

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf) to all structured finance ratings.3 The addition of (sf) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

Description of Moody’s Investors Service, Inc.’s Global Long-Term Obligation Ratings:

Aaa—Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

[1]

For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, long-term and short-term ratings reflect the likelihood of impairment and financial loss in the event of impairment.

[2]	Supranational institutions and central banks that hold sovereign debt or extend sovereign loans, such as the IMF or the European Central Bank, may not always be treated similarly to other investors and lenders with similar credit exposures. Long-term and short-term ratings assigned to obligations held by both supranational institutions and central banks, as well as other investors, reflect only the credit risks faced by other investors unless specifically noted otherwise.
[3]	Like other global scale ratings, (sf) ratings reflect both the likelihood of a default and the expected loss suffered in the event of default. Ratings are assigned based on a rating committee’s assessment of a security’s expected loss rate (default probability multiplied by expected loss severity), and may be subject to the constraint that the final expected loss rating assigned would not be more than a certain number of notches, typically three to five notches, above the rating that would be assigned based on an assessment of default probability alone. The magnitude of this constraint may vary with the level of the rating, the seasoning of the transaction, and the uncertainty around the assessments of expected loss and probability of default.

A—Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Investors Service, Inc.’s Global Short-Term Obligation Ratings:

P-1—Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2—Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3—Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s Investors Service, Inc.’s US Municipal Ratings:

U.S. Municipal Short-Term Obligation Ratings:

While the global short-term “prime” rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

U.S. Municipal Demand Obligation Ratings:

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of S&P’s Global Ratings ‘Long-Term Issue Credit Ratings:

Long-Term Issue Credit Ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations: (1) the likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on a financial obligation in accordance with the terms of the obligation; (2) the nature and provisions of the financial obligation, and the promise we impute; and (3) the protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA—An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C—Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C—An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D—An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Description of S&P Global Ratings’ Short-Term Issue Credit Ratings:

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity date of no more than 365 days - including commercial paper.

A-1—A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B—A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C—A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D—A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings’ believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Description of S&P Global Ratings’ Municipal Short-Term Note Ratings Definitions:

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations: (1) amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and (2) source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3—Speculative capacity to pay principal and interest.

Description of S&P Global Ratings’ Dual Ratings:

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, “AAA/A-1+” or “A-1+/A-1”). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, “SP-1+/A-1+”).

Description of S&P Global Ratings’ Active Qualifiers (Currently applied and/or outstanding)

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a “p” qualifier, which indicates the rating addressed the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

Federal deposit insurance limit: “L” qualifier. Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

Principal: “p” qualifier. This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

Preliminary Ratings: “prelim” qualifier. Preliminary ratings, with the “prelim” suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating. (1) Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. (2) Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor.

Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s). (4) Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities. (5) Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings. (6) A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

Termination Structures: “t” qualifier. This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Counterparty Instrument Rating: “cir” qualifier. This symbol indicates a Counterparty Instrument Rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Description of Fitch Ratings’ Corporate Finance Long-Term Obligation Ratings:

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%-50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR. At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. “B” ratings indicate that material credit risk is present†.

CCC: Substantial credit risk. “CCC” ratings indicate that substantial credit risk is present†.

CC: Very high levels of credit risk. “CC” ratings indicate very high levels of credit risk†.

C: Exceptionally high levels of credit risk. “C” indicates exceptionally high levels of credit risk†.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The subscript “emr” is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Description of Fitch Ratings’ Structured, Project Finance Long-Term Obligation Ratings:

Ratings of structured and project finance obligations on the long-term scale, including the financial obligations of sovereigns, consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B: Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Exceptionally high levels of credit risk. Default appears imminent or inevitable.

D: Default. Indicates a default. Default generally is defined as one of the following: (1) failure to make payment of principal and/or interest under the contractual terms of the rated obligation; (2) bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or (3) distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Structured Finance Defaults: “Imminent” default, categorized under “C”, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the “C” category.

Structured Finance Write-downs: Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible “write-down” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of “D” will be assigned to the instrument. Where the agency believes the “write-down” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of “C” will typically be assigned. Should the “write-down” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “write-down” later be deemed as irreversible, the credit rating will be lowered to “D”.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

The suffix “sf” denotes an issue that is a structured finance transaction. For an explanation of how Fitch determines structured finance ratings, please see our criteria available at fitchratings.com.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term Rating category, or categories below “B”.

Enhanced Equipment Trust Certificates (EETCs) are corporate-structured hybrid debt securities that airlines typically use to finance aircraft equipment. Due to the hybrid characteristics of these bonds, Fitch’s rating approach incorporates elements of both the structured finance and corporate rating methodologies. Although rated as asset-backed securities, unlike other structured finance ratings, EETC ratings involve a measure of recovery given default akin to ratings of financial obligations in corporate finance, as described above.

Description of Fitch Ratings’ Corporate, Public and Structured Finance Short-Term Obligation Ratings:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Fitch Rating Watches and Rating Outlooks

Fitch takes certain actions in relation to its ratings. These actions can indicate a change in the relative credit quality of the rated entity or a relative change in servicing quality. In addition, actions regarding Outlooks or Watches provide an indication of a potential rating change, or other events (Data Actions) and indicate the likely direction of the rating.

Rating Watch: Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first, if circumstances warrant such an action.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event (e.g. shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.

Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade (“CCC”, “CC” and “C”) the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.

Rating Outlook: Ratings Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached the level that would trigger a rating action, but which may do so if such trends continue. The majority of Outlooks are generally Stable, which is consistent with the historical migration experience of ratings over a one- to two-year period. Positive or Negative rating Outlooks do not imply that a rating change is inevitable and, similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook, if circumstances warrant such an action. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as Evolving.

Outlooks are currently applied on the long-term scale to issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and public finance outside the U.S.; to issue ratings in public finance in the U.S.; to certain issues in project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions and covered bonds. Outlooks are not applied to ratings assigned on the short-term scale and are applied selectively to ratings in the “CCC”, “CC” and “C” categories. Defaulted ratings typically do not carry an Outlook.

Deciding When to Assign Rating Watch or Outlook

Timing is informative but not critical to the choice of a Watch rather than an Outlook. A discrete event that is largely clear and the terms of which are defined, but which will not happen for more than six months—such as a lengthy regulatory approval process—would nonetheless likely see ratings placed on Watch rather than a revision to the Outlook.

An Outlook revision may, however, be deemed more appropriate where a series of potential event risks has been identified, none of which individually warrants a Watch but which cumulatively indicate heightened probability of a rating change over the following one to two years.

A revision to the Outlook may also be appropriate where a specific event has been identified, but where the conditions and implications of that event are largely unclear and subject to high execution risk over an extended period—for example a proposed, but politically controversial, privatization.

Expected Ratings: Where a rating is referred to as “expected”, alternatively referred to as “expects to rate” or suffixed as (“EXP”), this indicates that a full rating has been assigned based upon the agency’s expectations regarding final documentation, typically based upon a review of the final draft documentation provided by the issuer. If such final documentation is received and is as expected, the expected rating will typically be converted to a final rating. Fitch may also employ “expects to rate” language for new issuers (currently unrated) for ratings that are assigned in the course of a restructuring, refinancing or corporate reorganization. The “expects to rate” will reflect and refer to the rating level expected following the conclusion of the proposed operation (debt issuance, restructure, or merger). While expected ratings typically convert to final ratings within a short time, determined by timing of transaction closure, in the period between assignment of an expected rating and a final rating, expected ratings may be raised, lowered or placed on Rating Watch or withdrawn, as with final ratings.

Private Ratings: Fitch Ratings also prepares a limited number of private ratings, for example for entities with no publicly traded debt, or where the rating is required for internal benchmarking or regulatory purposes. These ratings are generally provided directly to the rated entity, which is then responsible for ensuring that any party to whom it discloses the private rating is updated when any change in the rating occurs.

Private ratings undergo the same analysis, committee process and surveillance as published ratings, unless otherwise disclosed as “point-in-time” in nature.

Program Ratings: Program ratings assigned to corporate and public finance note issuance programs (e.g. medium-term note programs) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program.

“Interest-Only” Ratings: Interest-only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

“Principal-Only” Ratings: Principal-only ratings address the likelihood that a security holder will receive its initial principal investment either before or by the scheduled maturity date.

“Rate of Return” Ratings: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

Matured/Paid-In-Full: a. “Matured”—This action is used when an issue has reached the end of its repayment term and rating coverage is discontinued. Denoted as “NR”. b. “Paid-In-Full”—This action indicates that the issue has been paid in full. As the issue no longer exists, it is therefore no longer rated. Denoted as “PIF”.

A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Withdrawn: The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol “WD”.

“Unenhanced” Ratings: Unenhanced ratings reflect the underlying creditworthiness of financial instruments absent any credit enhancement that may be provided through bond insurance, financial guarantees, dedicated letters of credit, liquidity facilities, or intercept mechanisms.

In some cases, Fitch may choose to assign an unenhanced rating along with credit rating based on enhancement. The unenhanced rating indicates the creditworthiness of the financial instrument without considering any benefit of such enhancement. Financial obligations may be enhanced by a guarantee instrument provided by a rated third party.

Non-Credit Rating Scales: In addition, Fitch Ratings provides specialist ratings on other topics. Operational risk ratings are assigned to servicers of commercial and residential mortgages and other asset types.

Asset manager ratings opine on the relative operational and financial capabilities of asset managers, trustees and others. Fund Credit and/or Volatility Ratings are assigned to fund’s or local government investment pool’s portfolio. Many of these ratings are offered internationally and in some cases on a national basis applying appropriate ratings modifiers and identifiers.

APPENDIX B

LEGG MASON PARTNERS FUND ADVISOR, LLC

PROXY VOTING POLICY

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) delegates to each sub-adviser the responsibility for voting proxies for its funds, as applicable, to each sub-adviser through its contracts with each sub-adviser. Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of the funds if the funds’ Board reviews and approves the use of those policies and procedures. Accordingly, LMPFA does not expect to have proxy-voting responsibility for any of the funds.

Should LMPFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent sub-adviser to vote proxies until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and any fund, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.

LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the funds as required for the funds to comply with applicable rules under the Investment Company Act of 1940. LMPFA shall also be responsible for coordinating the provision of information to the Board with regard to the proxy voting policies and procedures of each sub-adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

Questions regarding this policy should be referred to the Legal and Compliance Department of Legg Mason, Inc.

QS INVESTORS, LLC

PROXY VOTING POLICY

Introduction

QS Investors, LLC (“QS Investors”) has adopted and implemented policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of its clients and in accordance with its fiduciary duties and applicable regulations. This Policy shall apply to all accounts managed by QS Investors. In addition, QS Investors’ Proxy Policy reflects the fiduciary standards and responsibilities for ERISA accounts managed by QS Investors.

Responsibilities

Proxy votes are the property of QS Investors’ advisory clients.1 As such, QS Investors’ authority and responsibility to vote such proxies depends upon its contractual relationships with its clients. QS Investors has delegated responsibility for effecting its advisory clients’ proxy votes to Institutional Shareholder Services (“ISS”), an independent third-party proxy voting specialist. ISS votes QS Investors’ advisory clients’ proxies in

[1]	For purposes of these Policies and Procedures, “clients” refers to persons or entities: for which QS serves as investment adviser or sub-adviser; for which QS votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

accordance with their (ISS’s) proxy guidelines or, in extremely limited circumstances, QS Investors’ specific instructions. Where a client has given specific instructions as to how a proxy should be voted, QS Investors will notify and direct ISS to carry out those instructions. Where no specific instruction exists, QS Investors will follow the procedures set forth in this document and vote such proxies in accordance with ISS’s guidelines. Certain Taft-Hartley clients may direct QS Investors to have ISS vote their proxies in accordance with ISS’s (or other specific) Taft Hartley voting Guidelines.

Alternatively, clients may elect to retain proxy voting authority and responsibility. These and other proxy-related instructions must be outlined in the investment management agreement or other contractual arrangements with each client.

Clients may in certain instances contract with their custodial agent and notify QS Investors that they wish to engage in securities lending transactions. QS Investors will not vote proxies relating to securities in client accounts that are on loan. In such cases, it is the responsibility of the custodian to deduct the number of shares that are on loan to ensure they are not voted by multiple parties.

Policies

Proxy voting activities are conducted in the best economic interest of clients.

QS Investors works with ISS to ensure that all proxies are voted in accordance with what we believe to be the best economic interest of QS Investors clients. In addition to proxy voting services provided by ISS, QS Investors has also contracted with ISS to provide proxy advisory services. These services include research and other activities designed to gain insight into ballot decisions and make informed voting recommendations consistent with our fiduciary duty to our clients. ISS has developed and maintains Proxy Voting Guidelines (the “Guidelines”) consisting of standard voting positions on a comprehensive list of common proxy voting matters. ISS updates these Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and a number of other relevant factors. Changes to these Guidelines are communicated to QS Investors upon implementation.

While ISS has been instructed to vote our clients’ proxies in accordance with the Guidelines, QS Investors and our clients retain the right to instruct ISS to vote differently.

Underlying Funds

Certain QS Investors client accounts, including clients that are “Funds of Funds,” invest in underlying investment funds, including U.S. registered investment companies (“Underlying Funds”). Proxy voting with respect to shares, units or interests in Underlying Funds present diverse and complex policy issues that make the establishment of standard proxy voting guidelines impractical. To the extent that QS Investors has proxy voting authority with respect to shares, units or interests in Underlying Funds, QS Investors shall vote such shares, units or interests in the best interest of client accounts and subject to the general fiduciary principles set forth above rather than in accordance with the Guidelines.

QS Investors’ proxy voting authority on behalf of client accounts (including a Fund of Funds) with respect to shares, units or interests in Underlying Funds is subject to the provisions below in Proxy Voting of Underlying Funds

Manager of Manager Arrangements

QS Investors advises certain client accounts that are structured as “Manager of Managers” arrangements in which various segments of the accounts are individually managed by a number of underlying investment advisers (“Underlying Managers”). In such arrangements, QS Investors generally does not exercise any proxy voting authority with respect to securities held in the client’s account. Proxy voting authority in such arrangements is typically assigned to the Underlying Managers.

Management Oversight

Management is responsible for overseeing QS Investors proxy voting activities, including reviewing and monitoring the Guidelines that provide how ISS will generally vote proxies on behalf of QS Investors clients no less frequently than annually. Compliance is responsible for coordinating with ISS to administer the proxy voting process and overseeing ISS’s proxy responsibilities. Compliance monitors voting activity to ensure that votes are cast in accordance with the Guidelines or client-specific guidelines and/or any applicable regulatory requirements.

Availability of Proxy Voting Policies and Procedures and Proxy Voting Record

Copies of this Policy, as it may be updated from time to time, are made available to clients as required by law and otherwise at QS Investors discretion. Clients may also obtain information on how their proxies were voted by QS Investors as required by law and otherwise at QS Investors’ discretion; however, QS Investors must not selectively disclose its investment company clients’ proxy voting records. The Firm will make proxy voting reports available to advisory clients upon request.

ISS’s current Guidelines, summaries, amendments, and other pertinent information can be accessed by visiting their website at the following address: http://www.issgovernance.com/policy.

Procedures

Proxy Voting Guidelines

QS Investors will review ISS’s Guidelines as necessary to support the best economic interests of QS Investors’ clients but generally no less frequently than annually. The Firm will choose to re-adopt or amend portions of or the entirety of the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of QS Investors’ clients. Before re-adopting or amending the Guidelines, Compliance, in consultation with Management, will thoroughly review and evaluate the proposed change(s) and rationale to evaluate potential conflicts with client or employee interests. Rationale for any decisions not to re-adopt ISS’s Guidelines will be fully documented.

Proxy Voting of Underlying Funds

Proxy Voting of Affiliated Funds

With respect to proxy voting for a client account (including a Fund of Funds) investing in shares, units or interests of Underlying Funds advised by QS Investors or an affiliate of QS Investors (including ETFs, open-end mutual funds and closed-end investment companies), proxies relating to any of such affiliated Underlying Funds generally will be voted in accordance with an echo voting procedure under which such proxies are voted in the same proportion as the votes from other shareholders of such affiliated Underlying Fund. QS Investors may vote such proxies in accordance with other voting procedures approved by Management and Compliance, provided such procedures comply with applicable law and/or regulatory requirements.

Proxy Voting of Unaffiliated Funds

With respect to proxy voting for a client account (including a Fund of Funds) investing in shares, units or interests of an Underlying Fund advised by an adviser which is unaffiliated with QS Investors (including ETFs, open-end mutual funds and closed-end investment companies), QS Investors will vote such proxies in accordance with the general fiduciary principles set forth above; provided that QS Investors: (i) will vote proxies relating to shares of ETFs in accordance with an echo voting procedure to the extent required by QS Investors’ Procedures Relating to Compliance with ETF Exemptive Orders under Section 12(d)(1) of the Investment Company Act of 1940, and (ii) will vote proxies relating to shares of open-end mutual funds and closed-end investment companies in accordance with an echo voting procedure to the extent required in order to comply with Section 12(d)(1) under the Investment Company Act of 1940 and rules thereunder. Voting procedures are intended to be in the best interest of client accounts and subject to the general fiduciary principles set forth above, and such procedures are subject to review by Management and Compliance.

Specific proxy voting decisions made by Management

Proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis will be referred to Management and Portfolio Management for review and to provide a voting instruction.

Certain proxy votes may not be cast

In extremely limited cases, QS Investors may determine that it is in the best economic interests of its clients not to vote certain proxies. QS Investors will abstain from voting if:

•	Neither the Guidelines nor specific client instructions cover an issue;

•	ISS does not make a recommendation on the issue; and

•	QS Investors cannot make a good faith determination as to what would be in the client’s best interest (e.g., material conflict cannot be mitigated).

In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. Examples may include:

•	Proxy ballot was not received from the custodian;

•	Meeting notice was not received with adequate time for processing; or

•	Legal restrictions, including share blocking, that may restrict liquidity or otherwise limit trading.

ISS will coordinate with Compliance regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.

Conflict of Interest Procedures

QS Investors seeks to mitigate conflicts inherent in proxy voting and maintain independence by partnering with ISS for voting and administration of all client ballots. These conflicts may include:

•	The issuer is a client of QS Investors;

•	The issuer is a material business partner of QS Investors; or

•	An employee, or an immediate family member of an employee, of QS Investors serves as an officer or director of the issuer.

QS Investors believes that this Policy and our reliance on ISS for independent proxy decision-making reasonably ensure that these and other potential material conflicts are minimized, consistent with our fiduciary duty. Accordingly, proxies that will be voted in accordance with the Guidelines or in accordance with specific client instructions are not subject to the conflicts of interest procedures described below for items that are referred to QS Investors by ISS.

As a general matter, QS Investors takes the position that relationships between a non-QS Investors Legg Mason business unit and an issuer do not present a conflict of interest for QS Investors in voting proxies with respect to such issuer because QS Investors operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between QS Investors and such business units.

Procedures to Address Conflicts of Interest and Improper Influence

Note: This section addresses the limited circumstances in which items that are referred to QS Investors by ISS.

Overriding Principle: ISS will vote all proxies in accordance with the Guidelines. In the limited circumstances where ISS refers items to QS Investors for input or a voting decision, QS Investors will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of QS Investors’ clients.2

Independence: Compensation for all employees, particularly those with the ability to influence proxy voting in these limited circumstances, cannot be based upon their contribution to any business activity outside of QS Investors without prior approval from Management. Furthermore, they may not discuss proxy votes with any person outside of QS Investors (and within QS Investors only on a need to know basis).

Conflict Review Procedures: For items that are referred to QS Investors from ISS, Compliance will monitor for potential material conflicts of interest in connection with proxy proposals. Promptly upon a determination that a conflict exists in connection with a proxy proposal, the vote shall be escalated to Management. Management will collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if QS Investors or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered “material” to the extent that a reasonable person could expect the conflict to influence, or appear to influence, QS Investors’ decision on the particular vote at issue.

The information considered may include without limitation information regarding (i) client relationships; (ii) any relevant personal conflict known or brought to their attention; (iii) and any communications with members of the Firm and any person or entity outside of the organization that identifies itself as a QS Investors advisory client regarding the vote at issue.

If notified that QS Investors has a material conflict of interest, the Firm will obtain instructions as to how the proxies should be voted, if time permits, from the affected clients, if notified that certain individuals should be recused from the proxy vote at issue, QS Investors shall do so in accordance with the procedures set forth below.

Note: Any QS Investors employee who becomes aware of a potential material conflict of interest in respect of any proxy vote to be made on behalf of clients shall notify Management and Compliance to evaluate such conflict and determine a recommended course of action.

At the beginning of any discussion regarding how to vote any proxy, Compliance will inquire as to whether any employee or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to Management and/or Compliance.

Compliance also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of QS Investors that identifies itself as a QS Investors advisory client, has: (i) requested that QS Investors vote a particular proxy in a certain manner; (ii) attempted to influence QS Investors in connection with proxy voting activities; or (iii) otherwise communicated with the Firm regarding the particular proxy vote at issue, and which incident has not yet been reported to management and/or Compliance.

[2]	Any contact from external parties interested in a particular vote that attempts to exert improper pressure or influence shall be reported to Compliance

Investors should seek instructions as to how to vote the proxy at issue if time permits, from the effected clients. These inquiries and discussions will be properly documented.

Duty to Report: Any QS Investors employee that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of organization or any entity that identifies itself as a QS Investors advisory client to influence, how QS Investors votes its proxies has a duty to disclose the existence of the situation to their manager and the details of the matter to the Compliance. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.

Recusal of Members: Compliance will recuse any employee from participating in a specific proxy vote referred to QS Investors if he/she (i) is personally involved in a material conflict of interest; or (ii) as determined by Management and Compliance, has actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. Management will also exclude from consideration the views of any person (whether requested or volunteered) if Management knows, or if Compliance has determined that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.

Other Procedures That Limit Conflicts of Interest

QS Investors has adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including but not limited to the Confidential Information Policy and the Code of Ethics. The Firm expects that these policies, procedures and internal controls will greatly reduce the chance that the Firm (or, its employees) would be involved in, aware of or influenced by, an actual or apparent conflict of interest.

Recordkeeping

QS Investors will retain records of client requests for proxy voting information and any written responses thereto provided by QS Investors and will retain any documents the Firm or Compliance prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

Investors also will create and maintain appropriate records documenting its compliance with this Policy, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

With respect to QS Investors’ investment company clients, ISS will create and maintain such records as are necessary to allow such investment company clients to comply with their recordkeeping, reporting and disclosure obligations under applicable law.

QS Investors will also maintain the following records relating to proxy voting:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A copy of each proxy statement received by QS Investors;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether QS Investors cast its vote on the matter;

•	How QS Investors cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

•	Whether QS Investors cast its vote for or against management.

In lieu of keeping copies of proxy statements, QS Investors may rely on proxy statements filed on the EDGAR system. QS Investors also may rely on third party records of proxy statements and votes cast by QS Investors if the third party provides an undertaking to QS Investors to provide such records promptly upon request.

PART C

OTHER INFORMATION

Item 28.		Exhibits

(a)	(1)	Certificate of Trust of the Registrant dated June 8, 2015 is incorporated herein by reference to initial registration statement on Form N-1A filed on September 4, 2015.

	(2)	Certificate of Amendment to the Certificate of Trust of the Registrant dated February 15, 2017 is incorporated herein by reference to Post-Effective Amendment No. 12 filed on February 17, 2017.

	(3)	Declaration of Trust of the Registrant dated June 8, 2015 is incorporated herein by reference to initial registration statement on Form N-1A filed on September 4, 2015.

	(4)	Amended and Restated Declaration of Trust of the Registrant dated February 15, 2017 is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 12, 2017 (“Post-Effective Amendment No. 16”).

	(5)	Designation of Series of Shares of Beneficial Interests in the Registrant effective as of July 30, 2015 is incorporated herein by reference to initial registration statement on Form N-1A filed on September 4, 2015.

	(6)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant effective as of September 4, 2015 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A filed on November 6, 2015 (“Pre-Effective Amendment No. 1”).

	(7)	Amended and Restated Designation of Series dated April 28, 2016 is incorporated herein by reference to Post-Effective Amendment No. 2 filed on May 2, 2016 (“Post-Effective Amendment No. 2”).

	(8)	Amended and Restated Designation of Series dated July 28, 2016 is incorporated herein by reference to Post-Effective Amendment No. 5 filed on August 26, 2016.

	(9)	Amended and Restated Designation of Series dated January 9, 2017 is incorporated herein by reference to Post-Effective Amendment No. 11 filed on January 27, 2017.

	(10)	Amended and Restated Designation of Series dated February 1, 2017 is incorporated herein by reference to Post-Effective Amendment No. 12 filed on February 17, 2017.

	(11)	Amended and Restated Designation of Series dated February 15, 2017 is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 12, 2017.

	(12)	Amended and Restated Designation of Series dated April 27, 2017 is filed herewith.

(b)	(1)	Bylaws of the Registrant dated June 8, 2015 are incorporated herein by reference to initial registration statement on Form N-1A filed on September 4, 2015.

	(2)	Amendment No. 1 to the Bylaws of the Registrant dated November 3, 2015 is incorporated herein by reference to Pre-Effective Amendment No. 1 filed on November 6, 2015.

	(3)	Bylaws of the Registrant dated June 8, 2015, as amended and restated as of February 15, 2017, are incorporated herein by reference to Post-Effective Amendment No. 16.

(c)	See Exhibits (a) and (b)

(d)	(1)	Form of Management Agreement between the Registrant, on behalf of Legg Mason US Diversified Core ETF, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the registration statement on Form N-1A filed on December 3, 2015 (“Pre-Effective Amendment No. 2”).

	(2)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Emerging Markets Diversified Core ETF, and LMPFA is incorporated herein by reference to Pre-Effective Amendment No. 2.

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(3)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Developed ex-US Diversified Core ETF, and LMPFA is incorporated herein by reference to Pre-Effective Amendment No. 2.

(4)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Low Volatility High Dividend ETF, and LMPFA is incorporated herein by reference to Pre-Effective Amendment No. 2.

(5)	Form of Subadvisory Agreement between LMPFA and QS Investors, LLC (“QS”)regarding Legg Mason US Diversified Core ETF, is incorporated herein by reference to Pre-Effective Amendment No. 2.

(6)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Emerging Markets Diversified Core ETF is incorporated herein by reference to Pre-Effective Amendment No. 2.

(7)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Developed ex-US Diversified Core ETF is incorporated herein by reference to Pre-Effective Amendment No. 2.

(8)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Low Volatility High Dividend ETF is incorporated herein by reference to Pre-Effective Amendment No. 2.

(9)	Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“Western Asset”) regarding Legg Mason US Diversified Core ETF is incorporated herein by reference to Pre-Effective Amendment No. 2.

(10)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Emerging Markets Diversified Core ETF is incorporated herein by reference to Pre-Effective Amendment No. 2.

(11)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Developed ex-US Diversified Core ETF is incorporated herein by reference to Pre-Effective Amendment No. 2.

(12)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Low Volatility High Dividend ETF is incorporated herein by reference to Pre-Effective Amendment No. 2.

(13)	Form of Management Agreement between the Registrant, on behalf of Legg Mason International Low Volatility High Dividend ETF, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 2.

(14)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason International Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 2.

(15)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason International Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 2.

(16)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Emerging Markets Low Volatility High Dividend ETF, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 7 filed on November 8, 2016 (“Post-Effective Amendment No. 7”).

(17)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Emerging Markets Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 7.

(18)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Emerging Markets Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 7.

(19)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Global Infrastructure ETF, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 9 filed on December 19, 2016 (“Post-Effective Amendment No. 9”).

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(20)	Form of Subadvisory Agreement between LMPFA and RARE Infrastructure (North America) Pty Limited (“RARE”) regarding Legg Mason Global Infrastructure ETF is incorporated herein by reference to Post-Effective Amendment No. 9.

(21)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Global Infrastructure ETF is incorporated herein by reference to Post-Effective Amendment No. 9.

(22)	Form of Management Agreement between the Registrant, on behalf of ClearBridge All Cap Growth ETF, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 16.

(23)	Form of Subadvisory Agreement between LMPFA and ClearBridge Investments, LLC (“ClearBridge”) regarding ClearBridge All Cap Growth ETF is incorporated herein by reference to Post-Effective Amendment No. 16.

(24)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding ClearBridge All Cap Growth ETF is incorporated herein by reference to Post-Effective Amendment No. 16.

(25)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Large Cap Growth ESG ETF, and LMPFA to be filed by amendment.

(26)	Form of Subadvisory Agreement between LMPFA and ClearBridge regarding ClearBridge Large Cap Growth ESG ETF to be filed by amendment.

(27)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding ClearBridge Large Cap Growth ESG ETF to be filed by amendment.

(28)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Dividend Strategy ESG ETF, and LMPFA to be filed by amendment.

(29)	Form of Subadvisory Agreement between LMPFA and ClearBridge regarding ClearBridge Dividend Strategy ESG ETF to be filed by amendment.

(30)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding ClearBridge Dividend Strategy ESG ETF to be filed by amendment.

(31)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Small-Cap Quality Value ETF, and LMPFA to be filed by amendment.

(32)	Form of Subadvisory Agreement between LMPFA and Royce & Associates LP (“Royce”) regarding Legg Mason Small-Cap Quality Value ETF to be filed by amendment.

(33)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Small-Cap Quality Value ETF to be filed by amendment.

(34)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Capital Preservation Solution ETF, and LMPFA to be filed by amendment.

(35)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Capital Preservation Solution ETF to be filed by amendment.

(36)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Capital Preservation Solution ETF to be filed by amendment.

(37)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Income Solution ETF, and LMPFA to be filed by amendment.

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	(38)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Income Solution ETF to be filed by amendment.

	(39)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Income Solution ETF to be filed by amendment.

	(40)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Conservative Growth Solution ETF, and LMPFA to be filed by amendment.

	(41)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Conservative Growth Solution ETF to be filed by amendment.

	(42)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Conservative Growth Solution ETF to be filed by amendment.

	(43)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Moderate Growth Solution ETF, and LMPFA to be filed by amendment.

	(44)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason Moderate Growth Solution ETF to be filed by amendment.

	(45)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason Moderate Growth Solution ETF to be filed by amendment.

	(46)	Form of Management Agreement between the Registrant, on behalf of Legg Mason High Growth Solution ETF, and LMPFA to be filed by amendment.

	(47)	Form of Subadvisory Agreement between LMPFA and QS regarding Legg Mason High Growth Solution ETF to be filed by amendment.

	(48)	Form of Subadvisory Agreement between LMPFA and Western Asset regarding Legg Mason High Growth Solution ETF to be filed by amendment.

(e)	(1)	Form of Distribution Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(2)	Form of Authorized Participant Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(3)	Schedule A, amended and restated as of April 28, 2016, to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 2.

	(4)	Schedule A, amended and restated as of November 1, 2016, to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 7.

	(5)	Schedule A, amended and restated as of February 1, 2017, to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 16.

	(6)	Schedule A, amended and restated, to the Distribution Agreement to be filed by amendment.

(f)	Not applicable.

(g)	(1)	Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249 of Legg Mason Partners Equity Trust as filed with the SEC on November 30, 2012.

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	(2)	Form of Letter Agreement amending the Custodian Services Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(3)	Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 filed on July 15, 2016.

	(4)	Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 7.

	(5)	Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 9.

	(6)	Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement to be filed by amendment.

(h)	(1)	Fund Accounting Services Agreement with State Street, dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249 of Legg Mason Partners Equity Trust as filed with the SEC on November 30, 2012.

	(2)	Form of Letter Agreement, dated November 20, 2015, amending the Fund Accounting Services Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(3)	Form of Transfer Agency and Service Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(4)	Form of Intellectual Property License Agreement between the Registrant and QS is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(5)	Form of Letter Agreement to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 filed on July 15, 2016.

	(6)	Exhibit A, amended and restated as of April 28, 2016, to the Intellectual Property License Agreement between the Registrant and QS is incorporated herein by reference to Post-Effective Amendment No. 2.

	(8)	Form of Letter Agreement to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 7.

	(9)	Exhibit A to the Intellectual Property License Agreement between the Registrant and QS with respect to Legg Mason Emerging Markets Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 7.

	(10)	Form of Intellectual Property License Agreement between the Registrant and RARE is incorporated herein by reference to Post-Effective Amendment No. 9.

	(11)	Form of Letter Agreement to the Transfer Agency and Service Agreement to be filed by amendment.

(i)	(1)	Opinion of Venable LLP regarding the legality of shares is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(2)	Opinion of Venable LLP regarding the legality of shares with respect to Legg Mason International Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 3 filed on July 15, 2016.

	(3)	Opinion of Venable LLP regarding the legality of shares with respect to Legg Mason Emerging Markets Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 7.

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	(4)	Opinion of Venable LLP regarding the legality of shares with respect to Legg Mason Global Infrastructure ETF is incorporated herein by reference to Post-Effective Amendment No. 9.

	(5)	Opinion of Venable LLP regarding the legality of shares with respect to ClearBridge All Cap Growth ETF is incorporated herein by reference to Post-Effective Amendment No. 16.

	(6)	Opinion of Venable LLP regarding the legality of shares with respect to ClearBridge Large Cap Growth ESG ETF to be filed by amendment.

	(7)	Opinion of Venable LLP regarding the legality of shares with respect to ClearBridge Dividend Strategy ESG ETF to be filed by amendment.

	(8)	Opinion of Venable LLP regarding the legality of shares with respect to Legg Mason Small-Cap Quality Value ETF to be filed by amendment.

	(9)	Opinion of Venable LLP regarding the legality of shares with respect to Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm—Not applicable.

(k)	Not applicable.

(l)	Form of Initial Capital Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2.

(m)	(1)	Form of Shareholder Services and Distribution Plan pursuant to Rule 12b-1 is incorporated herein by reference to Pre-Effective Amendment No. 2.

	(2)	Appendix A, amended and restated as of April 28, 2016, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 2.

	(3)	Appendix A, amended and restated as of November 1, 2016, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 7.

	(4)	Appendix A, amended and restated as of February 1, 2017, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 16.

	(5)	Appendix A to the Shareholder Services and Distribution Plan to be filed by amendment.

(n)	Not applicable.

(o)	(1)	Powers of Attorney dated July 30, 2015 are incorporated herein by reference to initial registration statement on Form N-1A filed on September 4, 2015.

	(2)	Powers of Attorney dated February 2, 2016 are incorporated herein by reference to Post-Effective Amendment No. 2.

	(3)	Powers of Attorney dated February 1, 2017 are incorporated herein by reference to Post-Effective Amendment No. 12 filed on February 17, 2017.

(p)	(1)	Code of Ethics of the Independent Trustees of the Registrant is incorporated herein by reference to Pre-Effective Amendment No. 2. All Access Persons of each fund are subject to a code of ethics meeting the requirements of Rule 17j-1 under the 1940 Act. All Access Persons of the funds other than the Independent Trustees of the Registrant are subject to the provisions of other codes of ethics that have been adopted by LMPFA, LMIS, QS, Western Asset and ClearBridge (see exhibits (p)(2), (p)(3),(p)(4) and (p)(6)) and approved by the Board of Trustees of the Registrant in accordance with the requirements of Rule 17j-1 under the 1940 Act.

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(2)	Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA and LMIS) is incorporated herein by reference to Post-Effective Amendment No. 215 of Legg Mason Partners Equity Trust as filed with the SEC on December 16, 2011.

(3)	Code of Ethics of QS is incorporated herein by reference to Pre-Effective Amendment No. 2.

(4)	Code of Ethics of Western Asset is incorporated herein by reference to Post-Effective Amendment No. 298 of Legg Mason Partners Equity Trust as filed with the SEC on February 20, 2014.

(5)	Code of Ethics of RARE is incorporated herein by reference to Post-Effective Amendment No. 113 of Legg Mason Global Asset Management Trust as filed with the SEC on January 14, 2016.

(6)	Code of Ethics of ClearBridge is incorporated herein by reference to Post-Effective Amendment No. 148 of Legg Mason Partners Equity Trust as filed with the SEC on August 26, 2009.

(7)	Code of Ethics of Royce to be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30.	Indemnification

Article IX of the Registrant’s Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s Trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former Trustee, officer, or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former Trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•	to the extent that it is proved that the person actually received an improper benefit or profit in money, property, or services, or

•	to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust states that, subject to certain exceptions and limitations expressed in the Declaration of Trust, each current and former Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim in which he becomes involved as a party or otherwise by virtue of his being (or having served) in such position and against amounts paid or incurred by him in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to the extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In addition to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its Trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

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The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, the Registrant agrees to indemnify LMIS, its officers, directors and employees and any person who controls LMIS within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which LMIS, its officers, directors and employees or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect LMIS or such other parties against any liability to the Registrant or its shareholders to which LMIS or such other parties would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

The Registrant’s Management Agreements and Subadvisory Agreements generally provide that the manager or subadviser, as applicable, assumes no responsibility under the Agreements other than to render the services called for under the Agreements in good faith. The Management Agreements and Subadvisory Agreements generally further provide that the manager or the subadviser, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the Agreements protect the manager or the subadviser, as applicable, against any liability to a fund to which the manager or subadviser, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreements.

Item 31.	Business and Other Connections of Investment Adviser

Investment Adviser—Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

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Subadviser—ClearBridge Investments, LLC (“ClearBridge”)

ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason. ClearBridge is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of ClearBridge, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at ClearBridge	Other Positions Held

Terrence J. Murphy	Chief Executive Officer, President, Chief Operating Officer, and Director	Legg Mason Private Portfolio Group, LLC—Chief Executive Officer; Legg Mason Capital Management, LLC—Chief Executive Officer, President, Chief Operating Officer and Director

Barbara Brooke Manning	General Counsel and Chief Compliance Officer	Legg Mason Capital Management, LLC—General Counsel and Chief Compliance Officer

Harry D. Cohen	Co-Chief Investment Officer	Legg Mason Capital Management, LLC—Co-Chief Investment Officer

Scott K. Glasser	Co-Chief Investment Officer	Legg Mason Private Portfolio Group, LLC—Chief Financial Officer; Legg Mason Capital Management, LLC—Co-Chief Investment Officer

Cynthia K. List	Chief Financial Officer	Legg Mason Private Portfolio Group, LLC—Chief Compliance Officer; Legg Mason Capital Management, LLC—Chief Financial Officer

Peter H. Nachtwey	Director	Legg Mason & Co., LLC—Director; The Baltimore Company—Director; Legg Mason International Equities Limited—Director; QS Batterymarch Financial Management, Inc—Director; BMML, Inc.—Director; Brandywine Global Investment Management, LLC—Director; ClearBridge Investments, LLC—Director; ClearBridge Asset Management, Inc.—Director; ClearBridge, LLC—Director; Legg Mason Commercial Real Estate Services, Inc.—Director; QS Legg Mason Global Asset Allocation, LLC —Director; Legg Mason Investment Counsel, LLC—Director; Legg Mason Political Action Committee (“PAC”)—Member; Legg Mason International Holdings, LLC—Director; Legg Mason Partners Fund Advisor, LLC—Director; Legg Mason Private Portfolio Group, LLC—Director; Legg Mason Real Estate Securities Advisors, Inc.—Director; Legg Mason Realty Group, Inc.—Director; Legg Mason Realty Partners, Inc.—Director; Legg Mason Tower, Inc.—Director; LM BAM, Inc.—Director; LM Capital Support V, LLC —Director; Legg Mason Towarzystwo Funduszy Inwestycyjnych Spolka Akcyjna—Director; PCM Holdings I, LLC—Director; PCM Holdings II, LLC—Director; Legg Mason Funding Ltd.—Director; Royce & Associates, LLC—Director; Gray Seifert & Company, LLC—Director; LM Asset Services, LLC—Director; The Baltimore Company—Officer-President; BMML, Inc.—Officer- President; Gray Seifert & Company, LLC—Officer- President; Legg Mason & Co., LLC —Officer- President; Legg Mason Charitable Foundation, Inc.—Officer-Vice President and Treasurer; Legg Mason Commercial Real Estate Services, Inc.—Officer-President; Legg Mason Political Action Committee (“PAC”)—Officer-Chairman; Legg Mason Real Estate Securities Advisors, Inc.—Officer-President; Legg Mason Realty Group, Inc.—Officer-President; Legg Mason Realty Partners, Inc.—Officer-President; Legg Mason Tower, Inc.—Officer-President; LM BAM, Inc.—Officer-President; LM Capital Support V, LLC—Officer-President

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Jeffrey A. Nattans	Director	ClearBridge, LLC—Director; Legg Mason Investment Counsel, LLC—Director; Legg Mason Investment Counsel & Trust Company, N.A.—Director; LMOBC, Inc.—Director; PCM Holdings I, LLC—Director; PCM Holdings II, LLC—Director; Royce & Associates, LLC—Director; Western Asset Management Company—Director; Permal Group Limited—Director; Legg Mason Private Portfolio Group, LLC—Director; LMOBC, Inc.—Officer-President

Subadviser—QS Investors LLC (“QS”)

QS was formed in 1999 under the laws of the State of Delaware as a limited liability company. QS became a wholly-owned subsidiary of Legg Mason in 2014. QS is an investment adviser registered with the SEC under the Advisers Act.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of QS, reference is made to the current Form ADV of QS filed under the Advisers Act, incorporated herein by reference and the file number of which is as follows:

QS Investors, LLC

File No. 801-70974

CRD No. 152688

Subadviser—RARE Infrastructure (North America) Pty Ltd. (“RARE”)

RARE is an investment adviser registered with the SEC under the Advisers Act. The following table notes the directors, officers, or partners of RARE, together with information as to any other substantial business activities engaged in by such directors, officers or partners of RARE.

Name	Position at RARE	Other Positions Held
Nicholas James Langley	Director	None
Richard Peter Elmslie	Director	None
Sally Louise Worrall	CCO	None
Annette Katherine Golden	Head of Legal	None
Ursula Schliessler	Director	None
John Duff Kenney	Director	None
Hong Heng Lennie Lim	Director	None
Julie Marie Schelfhaut	Head of Finance/CO SEC	None
Carl Nelson McGann	COO	None

Subadviser—Royce & Associates, LP (“Royce”)

Royce was formed under the laws of the State of Delaware as a limited partnership. Royce is an investment adviser registered with the SEC under the Advisers Act.

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For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Royce, reference is made to the current Form ADV of Royce filed under the Advisers Act, incorporated herein by reference and the file number of which is as follows:

Royce & Associates, LP

File No. 801-8268

CRD No. 107689

Subadviser—Western Asset Management Company (“WAM”)

WAM is organized as under the laws of the State of California as a corporation. WAM is a wholly-owned subsidiary of Legg Mason. WAM is an investment adviser registered with the SEC under the Advisers Act.

The following table notes the officers and directors of WAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at WAM	Other Positions Held
James W. Hirschmann III	Chief Executive Officer, President and Director	None

Bruce D. Alberts	Chief Financial Officer	None

Brett B. Canon	Director of Risk Management and Operations	None

James J. Flick	Director of Global Client Services and Marketing	None

Gavin L. James	Director of Portfolio Operations	None

Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance	Western Asset Management Company Limited—Director; Western Asset Management Company Pte. Ltd.—Director; Western Asset Management Company Ltd.—Director; Western Asset Management Company Pty. Ltd.—Director; Western Asset Holdings (Australia) Pty. Ltd.—Director

Jeffrey A. Nattans	Director	ClearBridge, LLC—Director; Legg Mason Investment Counsel, LLC—Director; Legg Mason Investment Counsel & Trust Company, N.A.—Director; LMOBC, Inc.—Director; PCM Holdings I, LLC—Director; PCM Holdings II, LLC—Director; Royce & Associates, LLC—Director; Western Asset Management Company—Director; Permal Group Limited—Director; Legg Mason Private Portfolio Group, LLC—Director; LMOBC, Inc.—Officer-President

F. Barry Bilson	Director	None

Daniel E. Giddings	Assistant Secretary	None

Item 32.	Principal Underwriters

(a) Legg Mason Investor Services, LLC (“LMIS”) is a distributor of funds that are series of the following registrants: Legg Mason ETF Investment Trust, Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust, Legg Mason Global Asset Management Trust, Legg Mason Global Asset Management Variable Trust, Legg Mason Investment Trust, Western Asset Funds, Inc.

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LMIS is the placement agent for funds that are series of Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Name and Principal Business Address*	Position and Offices with Underwriter—LMIS	Positions and Offices with Registrant
Frances Cashman	Manager and Co-Managing Director	None

Jeffrey Masom	Manager and Co-Managing Director	None

Matthew Schiffman 100 First Stamford Pl. Stamford, CT 06902-6732	Manager and Co-Managing Director	None

Jason Bennett	Chief Financial Officer, Treasurer and Financial Reporting Officer	None

Kenneth D. Cieprisz 620 8th Avenue, 49th Floor New York, NY 10018	Vice President and Chief Compliance Officer	None

Elisabeth F. Craig	Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Susan Kerr 100 First Stamford Pl. Stamford, CT 06902	AML Compliance Officer	None

* All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c) Not applicable.

Item 33.	Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason ETF Investment Trust

620 Eighth Avenue

New York, NY 10018

With respect to the Registrant’s Investment Managers:

(2)	Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, NY 10018

(3)	ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

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(4)	QS Investors, LLC

880 Third Avenue

New York, New York 10022

(5)	RARE Infrastructure (North America) Pty Ltd.

Level 13, 35 Clarence Street

Sydney, NSW 2000

(6)	Royce & Associates, LP

745 Fifth Avenue

New York, New York 10151

(7)	c/o Western Asset Management Company

620 Eighth Avenue

New York, New York 10018

With respect to the Registrant’s Custodian:

(8)	State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(9)	State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Distributor:

(10)	Legg Mason Investor Services, LLC

100 International Drive

Baltimore, MD 21202

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON ETF INVESTMENT TRUST, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 12th day of May, 2017.

LEGG MASON ETF INVESTMENT TRUST, on behalf of Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF.

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on May 12, 2017.

Signature	Title

/s/ Jane Trust Jane Trust	President, Chief Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer

Paul R. Ades* Paul R. Ades	Trustee

Andrew L. Breech* Andrew L. Breech	Trustee

Dwight B. Crane* Dwight B. Crane	Trustee

Althea L. Duersten* Althea L. Duersten	Trustee

Frank G. Hubbard* Frank G. Hubbard	Trustee

Howard J. Johnson* Howard J. Johnson	Trustee

Jerome H. Miller* Jerome H. Miller	Trustee

Ken Miller* Ken Miller	Trustee

John J. Murphy* John J. Murphy	Trustee

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Thomas F. Schlafly* Thomas F. Schlafly	Trustee

*By:	/s/ Jane Trust
Jane Trust, as Agent

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INDEX TO EXHIBITS

Index No.	Description of Exhibit

(a)(12)	Amended and Restated Designation of Series dated April 27, 2017